CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		08/2026		$1,722	$1,481	(e)(f)
Clarios Global LP		1st Lien Term Loan	6.82%	SOFR (M)	2.50%		05/2030		7,798	7,681	(f)
Collision SP Subco, LLC		1st Lien Revolving Loan	9.79%	SOFR (Q)	5.50%		01/2030		11	11	(e)(g)
Collision SP Subco, LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		01/2030		741	740	(e)(f)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	9.80%	SOFR (S)	5.50%		01/2030		335	335	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	8.19%	SOFR (M)	3.75%		01/2026		1	1	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan					01/2027		6,297	4,723	(e)(i)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					01/2027		1,529	1,147	(e)(i)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.82%	SOFR (M)	3.50%		02/2030		16,625	16,563	(e)
New Churchill Holdco LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
New Churchill Holdco LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		11/2029		1,197	1,197	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		11/2029		1,372	1,372	(e)(g)
Sun Acquirer Corp.		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Sun Acquirer Corp.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		09/2028		14,890	14,890	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	9.32%	SOFR (M)	5.00%		09/2028		8,716	8,716	(e)(f)(g)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan					09/2028		—	—	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Term Loan	9.01%	SOFR (S)	4.75%		03/2031		134	133	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan	10.05%	SOFR (M)	5.75%		02/2030		89	89	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	10.06%	SOFR (Q)	5.75%		02/2031		11,251	11,251	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan	10.06%	SOFR (Q)	5.75%		02/2031		784	784	(e)(g)
Wand Newco 3, Inc.		1st Lien Term Loan	6.82%	SOFR (M)	2.50%		01/2031		22,685	22,322	(f)
										93,436		2.04%
Capital Goods
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		07/2028		30,069	29,760	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Airx Climate Solutions, Inc.		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Term Loan	10.07%	SOFR (Q)	5.75%		11/2029			1,494	1,494	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		11/2029			2,420	2,421	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	9.32%	SOFR (Q)	5.00%		11/2029			495	495	(e)(f)(g)
AllClear Military Inc.		1st Lien Term Loan					08/2025			1,880	752	(e)(i)
Artera Services, LLC		1st Lien Term Loan	8.80% (3.75% PIK)	SOFR (Q)	4.50%		02/2031			6,492	6,142	(f)
BCPE Empire Holdings, Inc.		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		12/2030			3,470	3,416
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan					06/2030			—	—	(e)(g)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		06/2031			2,227	2,227	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan					06/2031			—	—	(e)(g)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Revolving Loan	10.30%	SOFR (Q)	6.00%		10/2025			670	670	(e)(g)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Term Loan	10.31%	SOFR (Q)	6.00%		10/2025			8,862	8,862	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	9.85%	EURIBOR (S)	7.17%		11/2028			€878	950	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	10.30%	SOFR (S)	5.50%		11/2028			1,691	1,690	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.97%	SOFR (S)	7.17%		11/2028			536	536	(e)
Brown Group Holding, LLC		1st Lien Term Loan	6.82%	SOFR (M)	2.50%		07/2031			5,028	4,995	(f)
Brown Group Holding, LLC		1st Lien Term Loan	6.82%	SOFR (Q)	2.50%		07/2031			4,737	4,705	(f)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		07/2029			4,094	3,627	(f)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	11.03%	SONIA (S)	6.50%		05/2031			£1,491	1,926	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.02%	SONIA (Q)	6.50%		05/2031			£544	702	(e)(g)
CP Atlas Buyer Inc		1st Lien Term Loan	8.17%	SOFR (M)	3.75%		11/2027			8,080	7,456	(f)
CPIG Holdco Inc.		1st Lien Revolving Loan	9.16%	SOFR (Q)	4.75%		04/2028			1	—	(e)(g)
CPIG Holdco Inc.		1st Lien Term Loan	11.41%	SOFR (Q)	7.00%		04/2028			3,815	3,815	(e)(f)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	10.96%	SOFR (Q)	6.50%		12/2027			969	969	(e)(g)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	10.96%	SOFR (Q)	6.50%		12/2027			3,257	3,256	(e)(f)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Term Loan	8.34%	EURIBOR (S)	5.75%		01/2032			€444	481	(e)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Delay Draw Term Loan					01/2032			€—	—	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan					07/2030		CAD	—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Generator Buyer, Inc.	Canada	1st Lien Term Loan	7.91%	CORRA (Q)	5.25%		07/2030		CAD	2,030	1,411	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	7.91%	CORRA (Q)	5.25%		07/2030		CAD	285	198	(e)(g)
Generator US Buyer, INC.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2030			409	409	(e)(f)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/2030			—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		08/2031			3,690	3,690	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.82%	SOFR (Q)	4.50%		08/2031			301	300	(e)(g)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	11.42%	SOFR (M)	7.00%		03/2030			473	473	(e)
Horizon CTS Buyer, LLC		1st Lien Revolving Loan	8.83%	SOFR (M)	4.50%		03/2032			111	110	(e)(g)
Horizon CTS Buyer, LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		03/2032			5,460	5,432	(e)(f)
Horizon CTS Buyer, LLC		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Revolving Loan					02/2031			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Term Loan	9.54%	SOFR (Q)	5.25%		02/2031			1,783	1,783	(e)(f)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan	9.54%	SOFR (Q)	5.25%		02/2031			83	83	(e)(g)
LBM Acquisition LLC		1st Lien Term Loan	8.17%	SOFR (M)	3.75%		12/2027			3,706	3,619
LBM Acquisition LLC		1st Lien Term Loan	8.17%	SOFR (M)	3.75%		06/2031			6,524	6,004	(f)
Maverick Acquisition, Inc.		1st Lien Term Loan					06/2027			5,173	2,432	(e)(i)
Maverick Acquisition, Inc.		1st Lien Delay Draw Term Loan	10.69%	SOFR (M)	6.25%		04/2025			87	87	(e)(g)
Maverick Acquisition, Inc.		1st Lien Delay Draw Term Loan					06/2027			1,179	554	(e)(i)
OPH NEP Investment, LLC		1st Lien Term Loan	10.00% (7.00% PIK)				05/2032			1,225	1,213	(e)
Osmose Utilities Services, Inc.		1st Lien Term Loan	7.69%	SOFR (M)	3.25%		06/2028			1,144	1,127
Osmose Utilities Services, Inc.		2nd Lien Term Loan	11.19%	SOFR (M)	6.75%		06/2029			8,237	8,155	(e)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Revolving Loan	11.50%	PRIME	4.00%		12/2031			11	11	(e)(g)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		12/2031			5,873	5,814	(e)(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Delay Draw Term Loan					12/2031			—	—	(e)(g)
Patriot Container Corp.		1st Lien Term Loan	13.00% (7.00% PIK)				09/2030			25,779	25,779	(e)
Patriot Container Corp.		1st Lien Delay Draw Term Loan					09/2030			—	—	(e)(g)
PumpTech, LLC		1st Lien Revolving Loan					01/2031			—	—	(e)(g)
PumpTech, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		01/2031			2,038	2,012	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PumpTech, LLC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	10.46% (0.25% PIK)	SONIA (M)	6.00%		03/2027		£373	472	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	10.45% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,114	4,031	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.45% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		344	337	(e)(g)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.45% (0.25% PIK)	SOFR (S)	6.00%		03/2027		—	—	(e)(g)
Radius Aerospace, Inc.		1st Lien Term Loan	10.45% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,702	4,608	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.17%	SOFR (M)	5.75%		12/2027		2,744	2,745	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	8.17%	SOFR (M)	3.75%		10/2028		4,932	4,670	(f)
Spirit AeroSystems, Inc.		1st Lien Bridge Loan	9.08%				03/2025		10,349	10,349	(e)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.17%	SOFR (M)	5.75%		12/2027		218	217	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan					05/2031		—	—	(e)(g)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		05/2031		1,764	1,764	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2031		155	155	(e)(g)
Two Six Labs, LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		08/2027		1,229	1,229	(e)(g)
Two Six Labs, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		08/2027		7,205	7,206	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		08/2027		1,321	1,321	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		08/2027		2,814	2,814	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan					08/2027		—	—	(e)(g)
Victory Buyer LLC		1st Lien Term Loan	8.19%	SOFR (M)	3.75%		11/2028		8,508	8,241
WEC US Holdings Ltd.		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		01/2031		21,761	21,543	(f)
										233,745		5.10%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	13.46% (2.00% PIK)	SOFR (M)	9.00%		02/2026		2,839	2,584	(e)(f)
Aero Operating LLC		1st Lien Term Loan	13.45% (2.00% PIK)	SOFR (M)	9.00%		02/2026		90	82	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Term Loan	13.45% (2.00% PIK)	SOFR (Q)	9.00%		02/2026		815	741	(e)(f)
Aldinger Company		1st Lien Revolving Loan					07/2027		—	—	(e)(g)
Aldinger Company		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		1,249	1,249	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		796	795	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
AMCP Clean Acquisition Company, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2028		800	800	(e)(f)
AMCP Clean Acquisition Company, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2028		644	644	(e)(g)
Andwis Group Limited	United Kingdom	1st Lien Term Loan	11.45%	SONIA (Q)	6.75%		11/2031		£2,074	2,679	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.21%	SONIA (S)	6.75%		11/2031		£1,021	1,319	(e)(g)
Antea Group Holding B.V.	Netherlands	1st Lien Term Loan					03/2030		€—	—	(e)(g)
Applied Technical Services, LLC		1st Lien Revolving Loan	12.25%	PRIME	4.75%		12/2026		910	910	(e)(g)
Applied Technical Services, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		12/2026		4,478	4,478	(e)(f)
Applied Technical Services, LLC		1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		12/2026		564	564	(e)(f)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		12/2026		6,463	6,464	(e)(f)(g)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	10.45%	SOFR (Q)	6.00%		12/2026		564	564	(e)(f)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	7.11%	EURIBOR (Q)	4.93%		07/2028		€6,500	6,768
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	6.99%	EURIBOR (Q)	4.75%		07/2028		€473	511	(e)
Bluejack Fire Acquisition, INC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Bluejack Fire Acquisition, INC		1st Lien Term Loan	9.05% (4.50% PIK)	SOFR (Q)	4.75%		01/2031		992	979	(e)(f)
Bluejack Fire Acquisition, INC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	8.92%	SOFR (M)	4.50%		11/2029		18,009	18,009	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					11/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	12.92%	SOFR (M)	8.50%		11/2030		9,246	9,247	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	10.38%	SONIA (Q)	5.92%		08/2031		£879	1,136	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.38%	SONIA (Q)	5.92%		08/2031		£2,304	2,976	(e)(g)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	11.24%	SONIA (S)	6.75%		04/2031		£12,356	15,961	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	11.24%	SONIA (S)	6.75%		04/2031		£5,747	7,424	(e)
Compex Legal Services, Inc.		1st Lien Revolving Loan	9.80%	SOFR (S)	5.45%		02/2026		450	450	(e)(g)
Compex Legal Services, Inc.		1st Lien Term Loan	9.83%	SOFR (S)	5.45%		02/2026		1,254	1,254	(e)(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Dorado Bidco, Inc.		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		09/2031		2,690	2,663	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/2030		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Term Loan	10.80% (3.25% PIK)	SOFR (Q)	6.50%		09/2030		3,914	3,914	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		08/2031		1,368	1,354	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan	9.32%	SOFR (M)	5.00%		08/2031		432	430	(e)(g)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		01/2029		17,935	17,887	(f)
DuraServ LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
DuraServ LLC		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		06/2031		591	591	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	8.82%	SOFR (M)	4.50%		06/2031		228	228	(e)(g)
Eagle Parent Corp.		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		04/2029		7,230	6,861	(f)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	10.71%	SOFR (Q)	6.25%		12/2026		404	375	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.71%	SOFR (Q)	6.25%		12/2026		1,293	1,202	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.70%	SOFR (Q)	6.25%		12/2026		617	574	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.71%	SOFR (Q)	6.25%		12/2026		1,728	1,607	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.70%	SOFR (Q)	6.25%		12/2026		369	344	(e)(f)
EMB Purchaser, Inc.		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
EMB Purchaser, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		03/2032		42,749	42,535	(e)(f)
EMB Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		03/2032		561	558	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	9.58% (2.00% PIK)	EURIBOR (S)	7.00%		03/2030		€3,323	3,594	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.58% (2.00% PIK)	EURIBOR (S)	7.00%		03/2030		€222	240	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Term Loan	9.29% (2.50% PIK)	SOFR (Q)	5.00%		02/2032		2,727	2,713	(e)(f)
Firebird Acquisition Corp, Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	10.82%	SOFR (M)	6.50%		05/2028		1,110	1,110	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Flywheel Acquireco, Inc.		1st Lien Term Loan	10.82%	SOFR (M)	6.50%		05/2030			13,610	13,610	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
Frontline Road Safety Operations, LLC		1st Lien Term Loan	9.07% (2.00% PIK)	SOFR (M)	4.75%		03/2032			23,099	22,984	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		03/2032			124	123	(e)(g)
GCM HVAC HOLDCO, LLC		1st Lien Term Loan	14.00% PIK				09/2031			1,407	1,407	(e)
HH-Stella, Inc.		1st Lien Revolving Loan	9.95%	SOFR (Q)	5.50%		04/2027			127	127	(e)(g)
HH-Stella, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		04/2028			5,953	5,953	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		04/2028			3,545	3,545	(e)(f)(g)
HP RSS Buyer, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		12/2029			1,253	1,253	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		12/2029			1,074	1,074	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		12/2029			248	247	(e)(g)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.06%	EURIBOR (Q)	6.70%		09/2031			€1,250	1,351	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	11.00%	SOFR (Q)	6.70%		09/2031			€1,250	1,352	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.06%	EURIBOR (Q)	6.70%		09/2031			€357	386	(e)(g)
IRI Group Holdings, Inc.		1st Lien Revolving Loan	9.32%	SOFR (M)	5.00%		12/2027			146	146	(e)(g)
IRI Group Holdings, Inc.		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		12/2028			25,002	25,002	(e)(f)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delay Draw Term Loan	15.33% (1.67% PIK)	SONIA (Q)	10.75%		11/2025			£935	1,147	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	12.44% PIK	SOFR (Q)	8.00%		11/2028			3,188	3,188	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	9.69% PIK	SOFR (Q)	5.25%		11/2028			7,090	7,089	(e)
Kings Buyer, LLC		1st Lien Revolving Loan	11.75%	PRIME	4.25%		10/2027			59	59	(e)(g)
Kings Buyer, LLC		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		10/2027			3,393	3,359	(e)(f)
KPS Global LLC		1st Lien Revolving Loan					09/2030			—	—	(e)(g)
KPS Global LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		09/2030			2,079	2,079	(e)(f)
LABL, Inc.		1st Lien Term Loan	9.42%	SOFR (M)	5.00%		10/2028			20,572	16,989	(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	8.25%	PRIME	0.75%		07/2029			1,147	907	(e)(g)
Laboratories Bidco LLC		1st Lien Term Loan	6.20%	SOFR (Q)	1.75%		07/2029			5,340	4,218	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	4.56%	CORRA (Q)	1.75%		07/2029		CAD	1,807	992	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		07/2029			592	467	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	6.21%	SOFR (Q)	1.75%		07/2029			4,068	3,213	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	6.21%	SOFR (Q)	1.75%		07/2029		296	234	(e)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		07/2031		1,308	1,308	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		07/2031		93	93	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		05/2029		—	—	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		05/2030		1,250	1,250	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2030		431	431	(e)(f)(g)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Term Loan	9.10%	EURIBOR (S)	6.50%		07/2026		£1,400	1,809	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.27%	SOFR (S)	6.50%		07/2026		610	610	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.48%	SONIA (S)	6.50%		07/2026		£2,356	3,043	(e)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	10.74%	SONIA (M)	6.25%		01/2027		£148	192	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.04%	SOFR (S)	6.25%		01/2027		2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.00%	SONIA (S)	6.25%		01/2027		£1,052	1,358	(e)(f)
Msis Holdings, Inc.		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Msis Holdings, Inc.		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		03/2031		3,579	3,561	(e)(f)
Msis Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Term Loan	9.14%	SOFR (Q)	4.75%		10/2028		13,078	11,206	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	9.39% (1.67% PIK)	SOFR (Q)	5.00%		04/2029		15,129	12,997	(f)
Neptune BidCo US Inc.		2nd Lien Term Loan	14.14%	SOFR (Q)	9.75%		10/2029		9,882	9,092	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		07/2027		239	239	(e)(g)
North Haven Stack Buyer, LLC		1st Lien Term Loan	9.54%	SOFR (Q)	5.25%		07/2027		1,290	1,290	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		07/2027		284	284	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.54%	SOFR (Q)	5.25%		07/2027		993	992	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		400	400	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.25%		07/2027		218	219	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		07/2027		223	223	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.26%	SONIA (S)	5.75%		12/2028		£4,915	6,317
PHM Group Holding Oyj	Finland	1st Lien Term Loan					02/2032		€6,217	6,669	(h)
Priority Waste Holdings LLC		1st Lien Revolving Loan	12.00%	PRIME	4.50%		08/2029		2	2	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	12.31% (2.00% PIK)	SOFR (Q)	8.00%		08/2029		5,195	4,831	(e)(f)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	12.31% (2.00% PIK)	SOFR (Q)	8.00%		08/2029		1,995	1,856	(e)(f)
PSC Parent, Inc.		1st Lien Revolving Loan	9.57%	SOFR (M)	5.25%		04/2030		741	741	(e)(g)
PSC Parent, Inc.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		04/2031		4,415	4,415	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	9.57%	SOFR (M)	5.25%		04/2031		1,147	1,147	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		05/2030		86	86	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	8.81%	SOFR (Q)	4.50%		05/2031		629	629	(e)(f)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	8.81%	SOFR (Q)	4.50%		05/2031		3,121	3,121	(e)(f)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Registrar Intermediate, LLC		1st Lien Revolving Loan	9.45%	SOFR (Q)	5.00%		08/2027		226	226	(e)(g)
Registrar Intermediate, LLC		1st Lien Term Loan	9.46%	SOFR (Q)	5.00%		08/2027		4,155	4,154	(e)(f)
Registrar Intermediate, LLC		1st Lien Term Loan	9.20%	SOFR (S)	4.75%		08/2029		335	332	(e)(f)
Registrar Intermediate, LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	9.96%	SOFR (Q)	5.50%		07/2027		147	148	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	9.96%	SOFR (Q)	5.50%		07/2027		2,049	2,049	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.95%	SONIA (Q)	5.38%		09/2030		£3,497	4,518	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.95% (2.50% PIK)	SONIA (Q)	5.38%		08/2028		£1,272	1,644	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.70% (2.50% PIK)	EURIBOR (Q)	5.38%		09/2030		€1,061	1,147	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.95% (2.50% PIK)	SONIA (Q)	5.38%		09/2030		£13,676	17,666	(e)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.95% (1.50% PIK)	SONIA (Q)	5.38%		09/2030		£4,779	6,174	(e)
Saturn Purchaser Corp.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Saturn Purchaser Corp.		1st Lien Term Loan	9.17%	SOFR (M)	4.75%		07/2030		221	221	(e)
Saturn Purchaser Corp.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	10.17%	SOFR (M)	5.75%		12/2027		180	180	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.17%	SOFR (M)	5.75%		12/2027		2,142	2,142	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	10.17%	SOFR (M)	5.75%		12/2027		1,564	1,565	(e)(f)(g)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	9.24%	SOFR (S)	5.00%		12/2026		1,942	1,942	(e)(g)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	9.22%	SOFR (S)	5.00%		12/2026		30,532	30,531	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.33%	SOFR (S)	5.00%		12/2026		188	188	(e)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2026		—	—	(e)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.25% (2.50% PIK)	SONIA (S)	7.50%		04/2027		£10,488	13,547	(e)(f)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.13% (2.50% PIK)	SONIA (S)	8.38%		04/2027		£514	664	(e)
SV Newco 2, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
SV Newco 2, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2031		420	420	(e)(f)
SV Newco 2, Inc.		1st Lien Term Loan	9.05%	SOFR (M)	4.75%		06/2031		515	515	(e)(f)
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan	11.25%	PRIME	3.75%		06/2031		231	231	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	9.26%	SOFR (S)	5.00%		08/2027		93	93	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	9.28%	SOFR (S)	5.00%		08/2027		4,387	4,387	(e)(f)
The Hiller Companies, LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
The Hiller Companies, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		06/2030		3,787	3,787	(e)(f)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (M)	5.00%		06/2030		263	263	(e)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan	7.80%	SOFR (Q)	3.50%		08/2028		20	20	(e)(g)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	11.71%	SOFR (Q)	7.25%		08/2029		3,575	3,575	(e)
TSS Buyer, LLC		1st Lien Term Loan	9.93%	SOFR (Q)	5.50%		06/2029		257	257	(e)(f)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	9.93%	SOFR (M)	5.50%		06/2029		204	204	(e)(g)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	7.21%	SOFR (Q)	2.75%		09/2028		—	—	(e)(g)
Unifi Aviation North America, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	5.25%		09/2028		2,011	2,011	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan					09/2028		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Term Loan	9.30%	SOFR (S)	5.00%		01/2031		1,252	1,233	(e)(f)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		01/2031		582	573	(e)
UP Intermediate II LLC		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
UP Intermediate II LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		03/2031		370	370	(e)(f)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	7.73%	EURIBOR (M)	5.25%		11/2029		€6,000	6,345
Visual Edge Technology, Inc.		1st Lien Term Loan	11.48% (1.25% PIK)	SOFR (Q)	7.00%		12/2025		2,210	2,210	(e)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan					12/2025		—	—	(e)(g)
VRC Companies, LLC		1st Lien Revolving Loan					06/2027		—	—	(e)(g)
VRC Companies, LLC		1st Lien Term Loan	10.05%	SOFR (Q)	5.50%		06/2027		16,320	16,320	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		05/2030		914	914	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		05/2030		596	597	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		05/2030		244	244	(e)(f)(g)
Zinc Buyer Corporation		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
Zinc Buyer Corporation		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		07/2031		1,654	1,654	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
										517,641		11.30%
Consumer Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	7.21%	SOFR (Q)	2.75%		11/2026		1	1	(e)(g)
Bamboo Purchaser, Inc.		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		11/2027		3,439	2,923	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	6.50%		11/2027		811	689	(e)
BGI Purchaser, Inc.		1st Lien Revolving Loan	8.31%	SOFR (Q)	4.00%		05/2030		3,012	3,012	(e)(g)
BGI Purchaser, Inc.		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		05/2031		3,608	3,608	(e)(f)
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
BR PJK Produce, LLC		1st Lien Term Loan	10.71%	SOFR (Q)	6.25%		11/2027		95	95	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	10.71%	SOFR (Q)	6.25%		11/2027		563	563	(e)
BradyIFS Holdings, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		10/2029		123	123	(e)(g)
BradyPlus Holdings, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		10/2029		19,439	19,439	(e)(f)
City Line Distributors LLC		1st Lien Revolving Loan					08/2028		—	—	(e)(g)
City Line Distributors LLC		1st Lien Term Loan	10.44%	SOFR (M)	6.00%		08/2028		310	310	(e)(f)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	10.44%	SOFR (M)	6.00%		08/2028		125	124	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
DecoPac, Inc.		1st Lien Revolving Loan	9.80%	SOFR (Q)	5.50%		05/2030		1,038	1,039	(e)(g)
DecoPac, Inc.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		05/2030		28,000	28,000	(e)(f)
Hills Distribution, Inc.		1st Lien Revolving Loan	8.82%	SOFR (M)	4.50%		11/2029		1	1	(e)(g)
Hills Distribution, Inc.		1st Lien Term Loan	10.32%	SOFR (M)	6.00%		11/2029		527	527	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan	10.32%	SOFR (M)	6.00%		11/2029		269	270	(e)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	10.94%	SOFR (Q)	6.50%		10/2028		3,209	3,048	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	10.94%	SOFR (Q)	6.50%		10/2028		413	392	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.46% (3.25% PIK)	SOFR (Q)	7.00%		06/2028		10,686	9,831	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	11.46% (3.25% PIK)	SOFR (Q)	7.00%		06/2028		3,525	3,244	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Revolving Loan	7.55%	SOFR (Q)	3.25%		05/2026		1	1	(e)(g)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	7.31%	SOFR (Q)	3.00%		05/2028		4,738	4,703
Mountaineer Merger Corporation		1st Lien Revolving Loan	9.33%	SOFR (Q)	5.00%		10/2027		4,237	4,168	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan	10.64%	SOFR (Q)	6.25%		05/2029		29	28	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	10.67%	SOFR (M)	6.25%		05/2029		2,280	2,280	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan	10.67%	SOFR (Q)	6.25%		05/2029		104	104	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		05/2030		5,562	5,562	(e)(f)
Reddy Ice LLC		1st Lien Revolving Loan	11.25%	PRIME	3.75%		04/2029		1,713	1,713	(e)(g)
Reddy Ice LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2029		33,238	33,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		04/2029		7,865	7,865	(e)(f)
Royal Borrower, LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Royal Borrower, LLC		1st Lien Term Loan	9.56%	SOFR (M)	5.25%		07/2030		2,410	2,410	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Saldon Holdings, Inc.		1st Lien Revolving Loan	10.42%	SOFR (M)	6.00%		03/2026		59	59	(e)(g)
Saldon Holdings, Inc.		1st Lien Term Loan	10.42%	SOFR (M)	6.00%		03/2026		7,964	7,964	(e)(f)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2026		—	—	(e)(g)
SCIH Salt Holdings Inc.		1st Lien Term Loan	7.29%	SOFR (Q)	3.00%		01/2029		24,776	24,539	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		07/2026			2,036	2,036	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		07/2030			5,833	5,833	(e)(f)
US Salt Investors, LLC		1st Lien Revolving Loan					07/2026			—	—	(e)(g)
US Salt Investors, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	5.25%		07/2028			5,702	5,702	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan					01/2029			—	—	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	10.97%	SOFR (S)	6.75%		01/2029			141	135	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	10.97%	SOFR (S)	6.75%		01/2029			51	49	(e)(f)
ZB Holdco LLC		1st Lien Revolving Loan	9.95%	SOFR (Q)	5.50%		02/2028			505	505	(e)(g)
ZB Holdco LLC		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		02/2028			1,932	1,932	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		02/2028			1,507	1,507	(e)(f)(g)
											189,572		4.14%
Consumer Durables and Apparel
760203 N.B. LTD.	Canada	1st Lien Revolving Loan					12/2030		CAD	—	—	(e)(g)
760203 N.B. LTD.	Canada	1st Lien Term Loan	8.22%	CDOR (M)	5.50%		12/2030		CAD	9,563	6,479	(e)(f)
Centric Brands LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		08/2029			964	964	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/2028			—	—	(e)(g)
DRS Holdings III, Inc.		1st Lien Term Loan	9.55%	SOFR (M)	5.25%		11/2025			1,030	1,030	(e)(f)
DRS Holdings III, Inc.		1st Lien Term Loan	10.67%	SOFR (M)	6.25%		11/2025			11,933	11,933	(e)(f)
DRS Holdings III, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2028			1,432	1,404	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	8.17%	SOFR (M)	3.75%		11/2029			2,437	2,436	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	4.75%		11/2030			7,638	7,638	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		06/2029			232	230	(e)(g)
ST Athena Global LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		06/2030			4,164	4,122	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	9.71%	SONIA (M)	5.25%		06/2030			£1,880	2,404	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan					06/2030			—	—	(e)(g)
Varsity Brands, Inc.		1st Lien Term Loan	7.82%	SOFR (Q)	3.50%		08/2031			6,440	6,301
											44,941		0.98%
Consumer Services
Apex Service Partners, LLC		1st Lien Revolving Loan	9.31%	SOFR (Q)	5.00%		10/2029			1,805	1,805	(e)(g)
Apex Service Partners, LLC		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		10/2030			24,042	24,042	(e)(f)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		10/2030			9,659	9,659	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
ASP Dream Acquisition Co LLC		1st Lien Term Loan	8.67%	SOFR (M)	4.25%		12/2028			5,964	5,756	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	11.36%	SONIA (Q)	6.75%		08/2028			£3,234	4,178	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.34%	SONIA (Q)	6.75%		08/2028			£1,406	1,817	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.84%	SONIA (Q)	7.25%		02/2030			£571	738	(e)(g)
Bumble Bidco Limited	United Kingdom	1st Lien Term Loan	11.24%	SONIA (Q)	6.75%		10/2030			£3,542	4,575	(e)
Bumble Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					10/2030			£—	—	(e)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	12.31%	NIBOR (Q)	7.75%		05/2026		DKK	804	108	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	12.31%	NIBOR (Q)	7.75%		05/2026		DKK	3,813	514	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	10.06%	CIBOR (Q)	7.75%		05/2026		DKK	6,065	818	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	10.40%	SOFR (Q)	6.00%		12/2027			260	242	(e)(g)
Clarion Home Services Group, LLC		1st Lien Term Loan	12.40% (7.00% PIK)	SOFR (Q)	8.00%		12/2027			2,491	2,341	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.40% (7.00% PIK)	SOFR (Q)	8.00%		12/2027			1,414	1,329	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.65% (7.25% PIK)	SOFR (Q)	8.25%		12/2027			258	242	(e)
ClubCorp Holdings, Inc.		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		09/2026			10,725	10,727	(f)
CMG HoldCo, LLC		1st Lien Revolving Loan	9.01%	SOFR (S)	4.75%		05/2028			378	379	(e)(g)
CMG HoldCo, LLC		1st Lien Term Loan	9.18%	SOFR (S)	4.75%		05/2028			706	706	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (S)	4.75%		05/2028			1,463	1,463	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	9.13%	SOFR (S)	4.75%		05/2028			1,464	1,464	(e)(g)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan					05/2028			—	—	(e)(g)
CST Holding Company		1st Lien Revolving Loan					11/2028			—	—	(e)(g)
CST Holding Company		1st Lien Term Loan	9.42%	SOFR (M)	5.00%		11/2028			1,065	1,065	(e)(f)
Davidson Hotel Company LLC		1st Lien Revolving Loan	9.32%	SOFR (M)	5.00%		10/2031			170	167	(e)(g)
Davidson Hotel Company LLC		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		10/2031			3,306	3,257	(e)(f)
Davidson Hotel Company LLC		1st Lien Delay Draw Term Loan					10/2031			—	—	(e)(g)
ECG Bidco S.A.S.	France	1st Lien Term Loan	11.20%	SONIA (S)	6.75%		10/2028			£9,567	12,358	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	9.50%	EURIBOR (Q)	7.00%		10/2028			€6,010	6,499	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	9.50%	EURIBOR (Q)	7.00%		10/2028			€1,227	1,326	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					10/2028			€—	—	(e)(f)(g)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					02/2030			€—	—	(e)(g)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	10.14%	EURIBOR (Q)	7.25%		02/2030			€17,736	19,178	(e)
Equinox Holdings, Inc.		1st Lien Term Loan	12.55% (4.13% PIK)	SOFR (Q)	8.25%		03/2029			43,536	43,536	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00% PIK				06/2027			3,954	3,953	(e)
Essential Services Holding Corporation		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		06/2030			418	413	(e)(g)
Essential Services Holding Corporation		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		06/2031			21,311	21,098	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan					06/2031			—	—	(e)(g)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	10.43%	BBSY (Q)	6.25%		11/2029		AUD	1,834	1,146	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	10.43%	BBSY (Q)	6.25%		11/2029		AUD	76	48	(e)(g)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.75% PIK	EURIBOR (Q)	8.25%		07/2029			€1,887	2,041	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.64% PIK	EURIBOR (S)	8.25%		07/2029			€218	235	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.80% PIK	EURIBOR (Q)	8.25%		07/2029			€292	316	(e)(g)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		04/2029			754	754	(e)(f)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		04/2029			409	409	(e)(f)(g)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£29	38	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	7.82%	SOFR (M)	3.50%		01/2029			5,767	5,672	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	8.32%	SOFR (M)	4.00%		08/2030			141	142	(e)(g)
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		08/2031			2,015	2,015	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		08/2031			222	222	(e)(g)
Flint Opco, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
Flint Opco, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		08/2030			1,021	1,021	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		08/2030			781	780	(e)(f)(g)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		08/2030			350	349	(e)(g)
GS SEER Group Borrower LLC		1st Lien Revolving Loan					04/2029			—	—	(e)(g)
GS SEER Group Borrower LLC		1st Lien Term Loan	11.05%	SOFR (Q)	6.75%		04/2030			320	320	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	11.05%	SOFR (Q)	6.75%		04/2030			95	95	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Revolving Loan					03/2027			—	—	(e)(g)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Term Loan	9.58%	SOFR (Q)	5.00%		03/2027			491	491	(e)(f)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	9.58%	SOFR (Q)	5.00%		03/2027			834	834	(e)(g)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan					03/2027			—	—	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Revolving Loan	8.33%	SOFR (Q)	4.00%		12/2029			1,158	1,140	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Term Loan	10.08%	SOFR (Q)	5.75%		12/2029			3,888	3,830	(e)(f)
IFH Franchisee Holdings, LLC		1st Lien Delay Draw Term Loan					12/2029			—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	12.00%	PRIME	4.50%		12/2028			170	171	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/2028		CAD	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		12/2028			3,332	3,332	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.81%	SOFR (M)	5.50%		12/2028			1,032	1,032	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		12/2028			1,167	1,167	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		12/2028			1,697	1,697	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan					12/2028			—	—	(e)(g)
IRB Holding Corp.		1st Lien Term Loan	6.82%	SOFR (M)	2.50%		12/2027			12,547	12,460	(f)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan	10.32%	SOFR (M)	6.00%		12/2027			3	4	(e)(g)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		12/2027			1,363	1,363	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	13.42% (3.00% PIK)	SONIA (Q)	8.84%		12/2027			£2,195	2,836	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2027			£—	—	(e)(f)(g)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	6.79%	SOFR (Q)	2.50%		03/2031			7,699	7,664	(f)
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		06/2031			17	17	(e)(g)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		06/2031			1,505	1,506	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		06/2031			392	392	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		05/2028			3	3	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		05/2028			689	689	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2028		859	859	(e)(f)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan	9.45%	SOFR (Q)	5.00%		05/2029		442	442	(e)(g)
Northwinds Holding, Inc.		1st Lien Term Loan	9.44%	SOFR (Q)	5.00%		05/2029		4,221	4,221	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.44%	SOFR (Q)	5.00%		05/2029		2,856	2,856	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan					05/2029		—	—	(e)(g)
PestCo, LLC		1st Lien Revolving Loan					02/2028		—	—	(e)(g)
PestCo, LLC		1st Lien Term Loan	10.68%	SOFR (Q)	6.25%		02/2028		392	392	(e)(f)
PestCo, LLC		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		02/2028		155	155	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan	10.68%	SOFR (Q)	6.25%		02/2028		99	99	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan					02/2028		—	—	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		10/2030		138	136	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2030		1,388	1,368	(e)(f)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2030		199	198	(e)(g)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Premiere Buyer, LLC		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		05/2031		3,552	3,552	(e)(f)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		06/2031		2,066	2,066	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		06/2031		65	64	(e)(g)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	10.41% (3.00% PIK)	SOFR (Q)	6.00%		11/2026		501	436	(e)
Redwood Services, LLC		1st Lien Revolving Loan	10.95%	SOFR (Q)	6.50%		12/2027		106	106	(e)(g)
Redwood Services, LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		12/2027		1,215	1,215	(e)(f)
Redwood Services, LLC		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	6.50%		12/2027		11,167	11,167	(e)(f)(g)
Rust Investment Sarl	Luxembourg	1st Lien Term Loan					11/2034		€4,191	3,041	(e)(i)
Safe Home Security, Inc.		1st Lien Term Loan	11.69%	SOFR (M)	7.25%		03/2025		1,257	1,195	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	11.69%	SOFR (M)	7.25%		03/2025		99	94	(e)(f)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan					10/2025		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Service Logic Acquisition, Inc.		1st Lien Term Loan	7.32%	SOFR (S)	3.00%		10/2027			15,826	15,766	(e)
Vertex Service Partners, LLC		1st Lien Revolving Loan	10.30%	SOFR (Q)	6.00%		11/2030			74	74	(e)(g)
Vertex Service Partners, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		11/2030			1,034	1,034	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.30%	SOFR (Q)	6.00%		11/2030			1,972	1,971	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		11/2030			1,181	1,169	(e)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	11.26%	SONIA (Q)	6.67%		08/2028			£5,702	7,365	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					08/2028			£—	—	(e)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.22%	SONIA (Q)	6.40%		08/2028			£6,164	7,962	(e)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.98%	SONIA (Q)	6.40%		08/2028			£704	910	(e)(g)
Wrench Group LLC		1st Lien Term Loan	8.56%	SOFR (Q)	4.00%		10/2028			22,995	21,788	(f)
YE Brands Holdings, LLC		1st Lien Revolving Loan					10/2027			—	—	(e)(g)
YE Brands Holdings, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2027			2,173	2,173	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2027			260	260	(e)(g)
											335,769		7.33%
Energy
Enviva Inc.		1st Lien Term Loan	12.80%	SOFR (Q)	8.50%		08/2029			36,838	37,360
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	10.06%	BKBM (Q)	6.00%		07/2027		NZD	19,293	10,954	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan					07/2027		NZD	—	—	(e)(g)
HighPeak Energy, Inc.		1st Lien Term Loan	11.95%	SOFR (Q)	7.50%		09/2026			13,593	13,593	(e)
Offen, Inc.		1st Lien Term Loan	9.34%	SOFR (M)	5.00%		06/2026			2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delay Draw Term Loan	9.34%	SOFR (M)	5.00%		06/2026			13,568	13,567	(e)(f)
Prairie ECI Acquiror LP		1st Lien Term Loan	8.57%	SOFR (M)	4.25%		08/2029			7,233	7,229	(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.84%	SONIA (Q)	6.25%		04/2027			£2,947	3,807	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.83%	SONIA (Q)	6.25%		04/2027			£221	286	(e)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		11/2028			6,928	6,917	(f)
											96,356		2.10%
Equity Real Estate Investment Trusts (REITs)
Vantage Data Centers Europe S.a r.l.	Luxembourg	1st Lien Delay Draw Term Loan	9.11%	EURIBOR (M)	6.75%		05/2029			€3,565	3,855	(e)(g)
											3,855		0.08%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/2030			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Aduro Advisors, LLC		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		07/2030		2,503	2,503	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	9.91% (1.25% PIK)	EURIBOR (S)	7.31%		01/2027		€1,030	1,114	(e)(f)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/2031		€—	—	(e)(g)
AQ Sage Buyer, LLC		1st Lien Revolving Loan	10.42%	SOFR (M)	6.00%		01/2027		33	33	(e)(g)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	10.48%	SOFR (Q)	6.00%		01/2027		252	244	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	11.92% (2.00% PIK)	SONIA (Q)	6.93%		05/2031		£2,590	3,346	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	11.40% (2.00% PIK)	SONIA (Q)	6.93%		05/2031		£1,132	1,462	(e)(g)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	11.20%	SOFR (Q)	6.75%		09/2027		7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		12/2028		5,955	5,955	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		12/2028		4,297	4,296	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (M)	4.75%		12/2028		1,689	1,689	(e)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.67%	EURIBOR (Q)	7.25%		01/2029		€5,591	6,046	(e)(f)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.67%	EURIBOR (M)	7.25%		01/2029		€523	565	(e)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	8.86%	EURIBOR (Q)	6.50%		04/2029		€2,834	3,065	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	8.86%	EURIBOR (Q)	6.50%		04/2029		€4,730	5,115	(e)
Cezanne Bidco	France	1st Lien Term Loan	8.86%	EURIBOR (Q)	6.50%		10/2031		€5,762	6,230	(e)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan	8.86%	EURIBOR (Q)	6.50%		10/2031		€1,250	1,352	(e)(g)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan					10/2031		€—	—	(e)(g)
Cliffwater LLC		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Cliffwater LLC		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		10/2030		678	678	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		03/2028		23,432	23,432	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/2027		—	—	(e)(g)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		03/2028		4,417	4,417	(e)(f)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		04/2028		11,454	11,411	(f)
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	9.57%	SOFR (M)	5.25%		10/2028		17,500	17,474

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Endeavor Bidco LLC		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		08/2029		1,067	1,067	(e)(f)
Gapco Aiv Interholdco (CP), L.P.		1st Lien Term Loan	11.05% PIK	SOFR (Q)	6.75%		03/2033		2,471	2,372	(e)
Gapco Aiv Interholdco (CP), L.P.		1st Lien Delay Draw Term Loan					03/2033		—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Term Loan	9.17%	SOFR (M)	4.75%		10/2030		1,873	1,873	(e)(f)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	9.17%	SOFR (M)	4.75%		10/2030		2,927	2,927	(e)(g)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		09/2030		888	888	(e)(f)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		09/2030		230	230	(e)(g)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
HighTower Holding, LLC		1st Lien Term Loan	7.29%	SOFR (Q)	3.00%		02/2032		5,438	5,394	(f)
IVC Acquisition Ltd	Canada	1st Lien Term Loan	6.43%	EURIBOR (Q)	4.00%		12/2028		€6,022	6,511
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	11.50%	SONIA (S)	6.75%		07/2028		£6,203	7,371	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.48%	SONIA (S)	6.75%		07/2028		£3,797	4,513	(e)
Medlar Bidco Limited	Jersey	1st Lien Term Loan					12/2031		£—	—	(e)(f)(g)
Medlar Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					12/2031		£—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Revolving Loan					01/2026		—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		01/2028		7,912	7,911	(e)(f)
Monica Holdco (US), Inc.		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		01/2028		2,853	2,853	(e)(f)
Olifan Group Partners	France	1st Lien Term Loan	9.74%	EURIBOR (S)	7.25%		03/2032		€1,089	1,178	(e)
Olifan Group Partners	France	1st Lien Delay Draw Term Loan					03/2032		€—	—	(e)(g)
Pathstone Family Office LLC		1st Lien Revolving Loan					05/2028		—	—	(e)(g)
Pathstone Family Office LLC		1st Lien Term Loan	9.42%	SOFR (M)	5.00%		05/2029		7,637	7,637	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	9.42%	SOFR (M)	5.00%		05/2029		256	256	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan					05/2029		—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Term Loan	9.65%	SOFR (S)	5.25%		08/2029		1,497	1,497	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	9.64%	SOFR (Q)	5.25%		08/2029			653	653	(e)(g)
PCS Midco, Inc.		1st Lien Revolving Loan	10.05%	SOFR (Q)	5.75%		03/2030			13	13	(e)(g)
PCS Midco, Inc.		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		03/2030			1,018	1,018	(e)(f)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	10.05%	SOFR (Q)	5.75%		03/2030			168	168	(e)(g)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	12.07%	SONIA (S)	7.25%		04/2029			£4,125	5,329	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	11.82%	SONIA (S)	7.00%		04/2029			£822	1,061	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/2031			—	—	(e)(g)
Perigon Wealth Management, LLC		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		03/2031			2,011	2,011	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	9.82%	SOFR (M)	5.50%		03/2031			685	685	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.51%	SONIA (S)	6.00%		09/2028			£5,250	6,782	(e)
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.51%	SONIA (S)	6.00%		09/2028			£1,750	2,260	(e)
ProFund S.a r.l.	Poland	1st Lien Term Loan	8.58%	EURIBOR (S)	6.00%		12/2027			€2,164	2,340	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	8.58%	EURIBOR (S)	6.00%		12/2027			€90	97	(e)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	11.80%	WIBOR (S)	6.00%		12/2027		PLN	15,023	3,879	(e)
RFS Opco LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2031			6,200	6,200	(e)(f)
RFS Opco LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		04/2031			217	217	(e)(g)
RWA Wealth Partners, LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)
RWA Wealth Partners, LLC		1st Lien Term Loan	9.07%	SOFR (Q)	4.75%		11/2030			3,129	3,098	(e)(f)
RWA Wealth Partners, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		11/2030			157	157	(e)(g)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.86%	EURIBOR (Q)	6.50%		04/2029			€3,426	3,704	(e)(g)
Stepstone Group MidCo 2 GmbH, The		1st Lien Term Loan					12/2031			€6,000	6,444	(h)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2028			384	384	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2028			272	271	(e)(g)
The Mather Group, LLC		1st Lien Revolving Loan	12.25%	PRIME	4.75%		03/2028			325	325	(e)(g)
The Mather Group, LLC		1st Lien Term Loan	10.28%	SOFR (S)	5.75%		03/2028			4,863	4,863	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	10.28%	SOFR (S)	5.75%		03/2028			1,956	1,956	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					03/2030			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		03/2031			2,979	2,979	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					03/2031			—	—	(e)(g)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	6.60%	EURIBOR (S)	4.00%		04/2030			€6,000	6,451
TK Elevator Midco GmbH	Germany	1st Lien Term Loan					04/2030			€1,125	1,208	(h)
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.82%	SONIA (S)	8.00%		04/2026			£902	1,166	(e)(f)
TPG IX Cardiff Debt HoldCo I, LLC		1st Lien Term Loan	10.81% PIK	SOFR (Q)	6.50%		01/2033			4,459	4,325	(e)
Trustly AB	Sweden	1st Lien Term Loan	9.10%	STIBOR (Q)	6.75%		06/2025		SEK	5,500	547	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	9.10%	STIBOR (Q)	6.75%		06/2025		SEK	2,700	269	(e)
Waverly Advisors, LLC		1st Lien Revolving Loan	10.20%	SOFR (Q)	5.75%		03/2028			189	189	(e)(g)
Waverly Advisors, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		03/2028			2,005	2,005	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		03/2028			1,466	1,466	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		03/2028			3,209	3,209	(e)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (Q)	5.00%		03/2028			911	911	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		10/2028			3,521	3,521	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan					10/2028			—	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		10/2028			2,347	2,347	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (Q)	5.00%		10/2028			2,416	2,417	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		10/2028			#REF!	#REF!	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		10/2028			643	643	(e)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/2030		CAD	—	—	(e)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	8.17%	CORRA (Q)	5.00%		08/2030		CAD	1,140	792	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/2030		CAD	—	—	(e)(g)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		09/2029			1,960	1,946	(f)
Zelis Payments Buyer, Inc.		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		11/2031			15,960	15,905	(f)
											279,089		6.09%
Food, Beverage and Tobacco
Badia Spices, LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Badia Spices, LLC		1st Lien Term Loan	8.79%	SOFR (Q)	4.50%		11/2030		8,852	8,697	(e)(f)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	12.00%	PRIME	4.50%		07/2026		73	73	(e)(g)
Berner Food & Beverage, LLC		1st Lien Term Loan	9.94% (2.50% PIK)	SOFR (Q)	5.50%		07/2027		2,764	2,764	(e)(f)
Chobani, LLC		1st Lien Term Loan	6.82%	SOFR (M)	2.50%		10/2027		8,952	8,944	(f)
Demakes Borrower, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		12/2029		946	946	(e)(f)
Demakes Borrower, LLC		1st Lien Delay Draw Term Loan					12/2029		—	—	(e)(g)
Florida Food Products, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		10/2028		36	33	(e)
Florida Food Products, LLC		2nd Lien Term Loan	12.56%	SOFR (Q)	8.00%		10/2029		7,299	6,204	(e)
Forward Keystone Holdings, LP		1st Lien Delay Draw Term Loan					03/2029		—	—	(e)(g)
Gotham Greens Holdings, PBC		1st Lien Term Loan	13.72% (2.00% PIK)	SOFR (S)	9.25%		12/2026		6,579	6,381	(e)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	13.72% (2.00% PIK)	SOFR (S)	9.25%		12/2026		8,433	8,180	(e)
KNPC Holdco, LLC		1st Lien Term Loan	10.11%	SOFR (S)	5.75%		10/2029		9,368	9,368	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.36%	SOFR (S)	7.00%		10/2029		484	484	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.61%	SOFR (S)	6.25%		10/2029		471	472	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.57%	SOFR (Q)	5.00%		10/2027		7,153	6,824
RB Holdings Interco, LLC		1st Lien Revolving Loan	9.45%	SOFR (Q)	5.00%		05/2028		337	331	(e)(g)
RB Holdings Interco, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.00%		05/2028		3,685	3,611	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Revolving Loan	9.56%	SOFR (M)	5.25%		02/2032		25	25	(e)(g)
Spindrift Beverage Co., Inc.		1st Lien Term Loan	9.56%	SOFR (M)	5.25%		02/2032		1,737	1,728	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
Sugar PPC Buyer LLC		1st Lien Term Loan	9.51%	SOFR (S)	5.25%		10/2030		2,132	2,133	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	9.51%	SOFR (S)	5.25%		10/2030		592	592	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan					10/2030		—	—	(e)(g)
Supplying Demand, Inc.		1st Lien Revolving Loan	8.32%	SOFR (Q)	4.00%		11/2027		1,514	1,501	(e)(g)
Watermill Express, LLC		1st Lien Revolving Loan	9.70%	SOFR (Q)	5.25%		07/2029		215	215	(e)(g)
Watermill Express, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	5.25%		07/2029		2,775	2,775	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	9.70%	SOFR (Q)	5.25%		07/2029		422	422	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	9.21%	SOFR (Q)	4.75%		07/2029		217	217	(e)(g)
										72,920		1.59%
Health Care Equipment and Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Aerin Medical Inc.		1st Lien Term Loan	11.55% (3.88% PIK)	SOFR (Q)	7.25%		12/2030			2,288	2,265	(e)
Aerin Medical Inc.		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
Agiliti Health, Inc.		1st Lien Term Loan	7.26%	SOFR (Q)	3.00%		05/2030			10,912	10,267
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Term Loan	7.83%	EURIBOR (Q)	5.25%		04/2031			€2,000	2,163	(e)
Artivion, Inc.		1st Lien Revolving Loan	8.31%	SOFR (Q)	4.00%		01/2030			168	167	(e)(g)
Artivion, Inc.		1st Lien Term Loan	10.81%	SOFR (Q)	6.50%		01/2030			2,278	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan					01/2030			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Revolving Loan					02/2027			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		02/2029			12,670	12,492
Avalign Technologies, Inc.		1st Lien Revolving Loan	10.82%	SOFR (M)	6.50%		12/2028			75	67	(e)(g)
Avalign Technologies, Inc.		1st Lien Term Loan	11.56% (3.63% PIK)	SOFR (Q)	7.25%		12/2028			1,698	1,528	(e)(f)
AX VI INV3 Holding AB	Sweden	1st Lien Term Loan	8.56% (1.67% PIK)	STIBOR (Q)	6.25%		08/2031		SEK	33,743	3,357	(e)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	8.76% (1.67% PIK)	EURIBOR (Q)	6.25%		08/2031		SEK	10,303	1,025	(e)(g)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		05/2028			14,224	14,260	(f)
BrightStar Group Holdings, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Term Loan	9.25%	SOFR (S)	5.00%		03/2032			4,327	4,305	(e)(f)
BVI Medical, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BVI Medical, Inc.		1st Lien Term Loan	10.57% (5.00% PIK)	SOFR (M)	6.25%		03/2032			19,391	19,245	(e)
BVI Medical, Inc.		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.31% (1.00% PIK)	SOFR (S)	7.00%		02/2027			27,131	23,213	(e)(f)
Charlotte Buyer, Inc.		1st Lien Term Loan	8.57%	SOFR (M)	4.25%		02/2028			8,456	8,397	(f)
CHPPR Midco Inc.		1st Lien Term Loan	13.05%	SOFR (Q)	8.75%		12/2029			4,010	4,010	(e)
CNT Holdings I Corp		1st Lien Term Loan	6.80%	SOFR (S)	2.50%		11/2032			6,153	6,109	(f)
Color Intermediate, LLC		1st Lien Term Loan	9.15%	SOFR (Q)	4.75%		10/2029			1,827	1,827	(e)(f)
Colosseum Dental Finance BV	Netherlands	1st Lien Term Loan					03/2032			€5,995	6,459	(h)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	11.06% (2.50% PIK)	SOFR (Q)	6.50%		06/2025			1	1	(e)(g)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	13.00% (2.50% PIK)	PRIME	5.50%		06/2025			—	—	(e)(g)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.06% (2.50% PIK)	SOFR (Q)	6.50%		06/2025			998	947	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	11.06% (2.50% PIK)	SOFR (M)	6.50%		06/2025		672	639	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	11.06% (2.50% PIK)	SOFR (Q)	6.50%		06/2025		32	31	(e)
Convey Health Solutions, Inc.		1st Lien Term Loan	9.57% (4.25% PIK)	SOFR (S)	5.25%		07/2029		1,855	1,595	(e)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	8.28%	EURIBOR (S)	5.50%		11/2031		€1,959	2,076	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	10.09%	SOFR (S)	5.50%		11/2031		721	706	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
Crown CT Parent Inc.		1st Lien Revolving Loan	9.95%	SOFR (Q)	5.50%		03/2028		482	482	(e)(g)
Crown CT Parent Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		03/2029		8,069	8,069	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
CVP Holdco, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		06/2031		19,710	19,710	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		06/2031		134	134	(e)(g)
Electron Bidco Inc.		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		11/2028		13,899	13,864	(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
Empower Payments Investor, LLC		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		03/2031		472	472	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	11.99% (2.50% PIK)	SONIA (Q)	7.50%		04/2031		£2,531	3,270	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.99% (2.50% PIK)	SONIA (Q)	7.50%		04/2031		£1,815	2,345	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		£—	—	(e)(g)
Evolent Health LLC		1st Lien Revolving Loan	8.46%	SOFR (Q)	4.00%		12/2029		2	1	(e)(g)
Evolent Health LLC		1st Lien Delay Draw Term Loan	9.44%	SOFR (Q)	5.00%		12/2029		8,373	8,206	(e)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	10.83%	SONIA (S)	6.25%		09/2026		£812	1,007	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	8.40%	SOFR (Q)	4.00%		10/2027		9,659	9,039	(f)
Global Medical Response, Inc.		1st Lien Term Loan	9.79% (0.75% PIK)	SOFR (Q)	5.50%		10/2028		35,476	35,427
Goldeneye Parent, LLC		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
Goldeneye Parent, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		03/2032		2,473	2,461	(e)(f)
Hanger, Inc.		1st Lien Term Loan	7.82%	SOFR (M)	3.50%		10/2031		886	885
Hanger, Inc.		1st Lien Delay Draw Term Loan	7.82%	SOFR (M)	3.50%		10/2031		17	17	(g)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		05/2031		19,197	19,197	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.81%	SOFR (Q)	5.50%		05/2031		3,482	3,482	(e)(g)
LifeScan Global Corporation		1st Lien Term Loan					12/2026		1,991	1,254	(i)
LifeScan Global Corporation		2nd Lien Term Loan					03/2027		5,692	—	(e)(i)
LivTech Purchaser, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Term Loan	8.83%	SOFR (Q)	4.50%		11/2031		1,290	1,277	(e)(f)
LivTech Purchaser, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
Mamba Purchaser, Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		10/2028		13,786	13,752	(f)
Medline Borrower, LP		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		10/2028		12,174	12,147	(f)
Medmark Services Inc		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		06/2027		1,759	1,548	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.00%		06/2027		1,504	1,324	(e)(f)
Medmark Services Inc		2nd Lien Term Loan					06/2028		9,139	6,397	(e)(i)
Medmark Services Inc		2nd Lien Delay Draw Term Loan					06/2028		4,897	3,428	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	8.19%	EURIBOR (Q)	5.83%		05/2029		€5,778	6,247	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.81%	EURIBOR (Q)	5.25%		05/2029		€870	941	(e)(g)
Next Holdco, LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Next Holdco, LLC		1st Lien Term Loan	9.54%	SOFR (Q)	5.25%		11/2030		986	986	(e)(f)
Next Holdco, LLC		1st Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
NextCare, Inc.		2nd Lien Term Loan	11.95% PIK	SOFR (Q)	7.50%		12/2025		7,658	7,658	(e)
Nomi Health, Inc.		1st Lien Term Loan	12.56%	SOFR (Q)	8.25%		07/2028		3,989	3,590	(e)
Olympia Acquisition, Inc.		1st Lien Term Loan					02/2027		4,116	1,523	(e)(i)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan					02/2027		634	234	(e)(i)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	13.95% PIK	SOFR (Q)	9.50%		02/2027		225	225	(e)(g)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	12.50% (3.00% PIK)	PRIME	5.00%		10/2029		8,020	8,020	(e)(f)
Paragon 28, Inc.		1st Lien Revolving Loan	8.31%	SOFR (Q)	4.00%		11/2028		1	—	(e)(g)
Paragon 28, Inc.		1st Lien Term Loan	11.06%	SOFR (Q)	6.75%		11/2028		3,652	3,725	(e)
Paragon 28, Inc.		1st Lien Delay Draw Term Loan					11/2028		—	—	(e)(g)
Pluto Acquisition I, Inc.		1st Lien Term Loan	8.30%	SOFR (Q)	4.00%		09/2028		21,148	18,398	(f)
PointClickCare Technologies Inc.	Canada	1st Lien Term Loan	7.55%	SOFR (Q)	3.25%		11/2031		2,494	2,486

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Premise Health Holding Corp.		1st Lien Revolving Loan					03/2030			—	—	(e)(g)
Premise Health Holding Corp.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		03/2031			2,654	2,654	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.86%	EURIBOR (Q)	7.50%		06/2027			€2,200	2,379	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	10.11%	EURIBOR (Q)	7.75%		06/2027			€953	1,031	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.86%	EURIBOR (Q)	7.50%		06/2027			€1,654	1,789	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.11%	EURIBOR (Q)	7.75%		06/2027			€3,183	3,441	(e)(g)
Radnet Management, Inc.		1st Lien Term Loan	6.57%	SOFR (Q)	2.25%		04/2031			8,368	8,346	(f)
Raven Acquisition Holdings, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Raven Acquisition Holdings, LLC		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		11/2031			7,611	7,513
Raven Acquisition Holdings, LLC		1st Lien Delay Draw Term Loan					11/2031			—	—	(g)
Resonetics, LLC		1st Lien Term Loan	7.55%	SOFR (Q)	3.25%		06/2031			5,311	5,276	(f)
Revival Animal Health, LLC		1st Lien Revolving Loan	10.32%	SOFR (Q)	6.00%		01/2028			31	30	(e)(g)
Revival Animal Health, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		01/2028			3,201	3,169	(e)(f)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan	10.30%	SOFR (Q)	6.00%		01/2028			1,475	1,461	(e)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	11.32%	SONIA (Q)	6.75%		12/2028			£2,773	3,582	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	11.34%	SONIA (Q)	6.75%		12/2028			£170	219	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	12.86% (8.25% PIK)	SONIA (Q)	8.25%		12/2028			£189	244	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.32%	SONIA (Q)	6.75%		12/2028			£1,698	2,194	(e)
Spruce Bidco II Inc.		1st Lien Revolving Loan					01/2032			—	—	(e)(g)
Spruce Bidco II Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		01/2032			46,224	45,415	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	7.72%	CDOR (S)	5.00%		01/2032		CAD	9,341	6,378	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	6.00%	TONA (S)	5.25%		01/2032			¥1,001,315	6,559	(e)
Symplr Software Inc.		1st Lien Revolving Loan	8.04%	SOFR (Q)	3.75%		12/2027			1	—	(e)(g)
Symplr Software Inc.		1st Lien Term Loan	8.89%	SOFR (Q)	4.50%		12/2027			3,425	2,969	(f)
Symplr Software Inc.		1st Lien Term Loan	9.64%	SOFR (Q)	5.25%		12/2027			1,833	1,631	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	12.27%	SOFR (Q)	7.88%		12/2028			12,343	10,985	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	14.39% (4.00% PIK)	SOFR (Q)	10.00%		12/2028			5,678	5,338	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	9.61%	EURIBOR (Q)	7.25%		02/2028			€643	695	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.61%	EURIBOR (Q)	7.25%		02/2028			€2,474	2,675	(e)(g)
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.19%	SOFR (M)	6.75%		05/2029			4,334	3,901	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
United Digestive MSO Parent, LLC		1st Lien Revolving Loan	10.05%	SOFR (Q)	5.75%		03/2029		50	50	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		03/2029		3,106	3,106	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	10.05%	SOFR (Q)	5.75%		03/2029		63	63	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan					03/2029		—	—	(e)(g)
Veonet Lense GmbH	Germany	1st Lien Term Loan	5.88%	EURIBOR (S)	3.50%		03/2029		€6,111	6,569
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	8.32%	SOFR (M)	4.00%		10/2031		8,602	8,593	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	10.17%	SOFR (M)	5.75%		12/2027		1,530	1,530	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.17%	SOFR (M)	5.75%		12/2027		796	796	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.07%	SOFR (M)	5.75%		12/2027		2,570	2,570	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.67%	SOFR (M)	5.25%		12/2027		254	254	(e)(g)
Waystar Technologies, Inc.		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		10/2029		4,227	4,204	(f)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	11.95%	SOFR (Q)	7.50%		03/2028		1,726	1,605	(e)(g)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		19,774	18,391	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		7,103	6,605	(e)(f)
										536,867		11.72%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	10.17%	SOFR (M)	5.75%		12/2027		1,640	1,607	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					02/2029		—	—	(e)(g)
Foundation Consumer Brands, LLC		1st Lien Term Loan	9.44%	SOFR (Q)	5.00%		02/2029		14,463	14,463	(e)(f)
pH Beauty Holdings III, Inc.		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		09/2027		3,626	3,608	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	11.42%	SOFR (M)	7.00%		08/2027		193	181	(e)(g)
Premier Specialties, Inc.		1st Lien Term Loan	11.42%	SOFR (M)	7.00%		08/2027		3,113	2,927	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	8.32%	SOFR (M)	4.00%		05/2029		6,687	6,687	(e)(g)
Silk Holdings III Corp.		1st Lien Revolving Loan	8.32%	SOFR (Q)	4.00%		05/2029		762	762	(e)(g)
Silk Holdings III Corp.		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		05/2029		4,763	4,763	(e)(f)
TCI Buyer LLC		1st Lien Revolving Loan					11/2030		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
TCI Buyer LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		11/2030		12,619	12,430	(e)(f)
TCI Buyer LLC		1st Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
										47,428		1.04%
Insurance
Accession Risk Management Group, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Accession Risk Management Group, Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		11/2029		3,819	3,819	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		11/2029		44	44	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		11/2029		979	979	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		11/2029		247	248	(e)(g)
Acrisure, LLC		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		02/2027		13,537	13,474	(f)
Acrisure, LLC		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		11/2030		9,703	9,625	(f)
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	9.12%	EURIBOR (M)	6.75%		09/2029		€1,988	2,149	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		07/2030		529	529	(e)(g)
AQ Sunshine, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2031		14,714	14,714	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2031		1,510	1,510	(e)(g)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	7.05%	SOFR (S)	2.75%		02/2031		35,000	34,519
AssuredPartners, Inc.		1st Lien Term Loan	7.82%	SOFR (M)	3.50%		02/2031		16,965	16,976	(f)
Broadstreet Partners, Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		06/2031		9,832	9,738	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/2028		—	—	(e)(g)
Captive Resources Midco, LLC		1st Lien Term Loan	9.07% (5.79% PIK)	SOFR (M)	4.75%		07/2029		2,387	2,387	(e)(f)
CFCo, LLC		1st Lien Term Loan					09/2038		3,231	—	(e)(i)
Daylight Beta Parent LLC		1st Lien Term Loan					09/2033		2,108	383	(e)(i)
Diamond Mezzanine 24 LLC		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Diamond Mezzanine 24 LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		10/2030		4,350	4,306	(e)(f)
Diamond Mezzanine 24 LLC		1st Lien Delay Draw Term Loan					10/2030		—	—	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		12/2029		24	24	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		12/2030		1,243	1,243	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		12/2030		1,142	1,142	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan					12/2030		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Forza Insurance Holdings, LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		02/2030			5,572	5,516	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Foundation Risk Partners, Corp.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		10/2030			18,858	18,859	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		10/2030			21,205	21,204	(e)(f)(g)
Galway Borrower LLC		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		09/2028			374	374	(e)(g)
Galway Borrower LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		09/2028			10,625	10,625	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		09/2028			76	76	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan					03/2031		CAD	—	—	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	8.74% (3.13% PIK)	CORRA (Q)	5.75%		03/2031		CAD	646	449	(e)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan					03/2031		CAD	—	—	(e)(g)
Higginbotham Insurance Agency, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		11/2028			591	591	(e)(f)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		11/2028			261	261	(e)(g)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/2027			—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		04/2028			4,627	4,627	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		04/2028			#REF!	#REF!	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.57%	SOFR (M)	5.25%		04/2028			358	358	(e)(g)
Hub International Limited		1st Lien Term Loan	6.79%	SOFR (S)	2.50%		06/2030			9,975	9,926	(f)
Hyperion Refinance S.a r.l.	Luxembourg	1st Lien Term Loan	7.32%	SOFR (M)	3.00%		02/2031			9,975	9,893
Inszone Mid, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Inszone Mid, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2029			2,042	2,042	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	10.04%	SOFR (Q)	5.75%		11/2029			1,848	1,848	(e)(g)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan					11/2029			—	—	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	11.83% (3.75% PIK)	SONIA (Q)	7.25%		12/2028			£321	415	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.83% (3.75% PIK)	SONIA (Q)	7.25%		12/2028			£2,781	3,592	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.07% (3.75% PIK)	SONIA (Q)	7.50%		12/2028			£3,510	4,534	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.22% (3.75% PIK)	SONIA (Q)	7.64%		12/2028			£3,193	4,124	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028			£—	—	(e)(g)
Keystone Agency Partners LLC		1st Lien Revolving Loan					05/2027			—	—	(e)(g)
Keystone Agency Partners LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		05/2027			1,082	1,082	(e)(f)
Keystone Agency Partners LLC		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		05/2027			511	511	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		05/2027			2,301	2,301	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan					05/2027			—	—	(e)(g)
LJo Finco AB	Sweden	1st Lien Revolving Loan	8.52%	EURIBOR (Q)	6.00%		06/2030		SEK	5,954	592	(e)(g)
LJo Finco AB	Sweden	1st Lien Term Loan	8.34%	STIBOR (Q)	6.00%		09/2030		SEK	86,000	8,556	(e)
LJo Finco AB	Sweden	1st Lien Delay Draw Term Loan	8.35%	STIBOR (Q)	6.00%		09/2030		SEK	3,433	342	(e)(g)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	13.98%	SONIA (S)	9.25%		06/2026			£1,132	1,433	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	14.20%	SONIA (S)	9.25%		06/2026			£727	921	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	10.07%	SOFR (M)	5.75%		11/2029			34	34	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	10.06%	SOFR (M)	5.75%		11/2029			1,277	1,277	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	10.06%	SOFR (M)	5.75%		11/2029			264	264	(e)(g)
OneDigital Borrower LLC		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		07/2031			12,453	12,360
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.98%	SONIA (S)	6.25%		03/2026			£360	465	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.84%	EURIBOR (S)	6.25%		03/2026			£280	361	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.87%	SOFR (S)	6.50%		03/2026			£195	252	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan	9.42%	SOFR (M)	5.00%		10/2028			125	125	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.00%		10/2028			1,752	1,752	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	8.44%	CORRA (Q)	5.25%		02/2027		CAD	482	335	(e)(g)
People Corporation	Canada	1st Lien Term Loan	8.46%	CORRA (Q)	5.25%		02/2028		CAD	7,263	5,047	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.46%	CORRA (Q)	5.25%		02/2028		CAD	6,677	4,640	(e)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.14%	CORRA (Q)	5.25%		02/2028		CAD	2,050	1,424	(e)(g)
People Corporation	Canada	1st Lien Delay Draw Term Loan					02/2028		CAD	—	—	(e)(g)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.97%	SONIA (S)	6.50%		11/2029			£27,960	36,118	(e)(f)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.95%	SONIA (S)	6.50%		11/2029			£8,917	11,518	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
SageSure Holdings, LLC		1st Lien Term Loan	9.44%	SOFR (M)	5.00%		01/2030			27,652	27,652	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	9.44%	SOFR (M)	5.00%		01/2030			8,696	8,696	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan					01/2030			—	—	(e)(g)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan					08/2026		CAD	—	—	(e)(g)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	9.07%	CORRA (M)	6.25%		08/2026		CAD	179	125	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	13.92% (3.00% PIK)	SOFR (M)	9.50%		09/2027			3,019	3,019	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	11.61%	SONIA (Q)	7.00%		07/2028			£455	587	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.58%	SONIA (Q)	7.00%		07/2028			£481	622	(e)(g)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
SG Acquisition, Inc.		1st Lien Term Loan	9.06%	SOFR (Q)	4.75%		04/2030			5,571	5,571	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
SIG Parent Holdings, LLC		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		08/2031			3,772	3,772	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (M)	5.00%		08/2031			113	113	(e)(g)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	11.85%	SOFR (S)	7.25%		09/2029			15,056	15,056	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%	SOFR (S)	7.75%		09/2029			£3,144	4,061	(e)
Spring Insurance Solutions, LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		11/2025			3,384	3,316	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	6.50%		11/2025			576	565	(e)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan	7.85%	SOFR (Q)	3.25%		05/2029			83	82	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Term Loan	7.05%	SOFR (Q)	2.75%		05/2031			138	137
USI, Inc.		1st Lien Term Loan	6.55%	SOFR (Q)	2.25%		11/2029			7,025	6,952	(f)
USI, Inc.		1st Lien Term Loan	6.55%	SOFR (Q)	2.25%		09/2030			15,378	15,215	(f)
World Insurance Associates, LLC		1st Lien Revolving Loan					04/2028			—	—	(e)(g)
World Insurance Associates, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		04/2030			1856.00	1,856	(e)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan					04/2030			—	—	(e)(g)
											435,117		9.50%
Materials
Adonis Acquisition Holdings LLC		1st Lien Revolving Loan	9.31%	SOFR (M)	5.00%		08/2028			1	1	(e)(g)
Adonis Acquisition Holdings LLC		1st Lien Term Loan	9.90% PIK	SOFR (Q)	5.50%		02/2030			2,644	2,643	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	9.90% PIK	SOFR (Q)	5.50%		02/2030			235	235	(e)(g)
Aruba Investments, Inc.		2nd Lien Term Loan	12.17%	SOFR (M)	7.75%		11/2028			5,200	4,893

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	10.44%	SOFR (M)	6.00%		12/2027		386	386	(e)(g)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.55%	SOFR (Q)	6.00%		12/2027		6,057	6,057	(e)(f)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.29%	SOFR (Q)	6.00%		12/2027		472	472	(e)(f)
BW Holding, Inc.		1st Lien Term Loan	8.46%	SOFR (Q)	4.00%		12/2028		6,905	5,712
Flexsys Holdings, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	5.25%		11/2028		11,157	6,732
Meyer Laboratory, LLC		1st Lien Revolving Loan	12.00%	PRIME	4.50%		02/2030		76	76	(e)(g)
Meyer Laboratory, LLC		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		02/2030		658	658	(e)(f)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan	9.82%	SOFR (M)	5.50%		02/2030		117	118	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		03/2031		266	263	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Term Loan	8.05%	SOFR (Q)	3.75%		03/2031		3,882	3,862	(e)(f)
NCP-MSI Buyer, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	9.82%	SOFR (M)	5.50%		03/2031		162	158	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	7.88%	EURIBOR (M)	5.50%		03/2031		€34	37	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		03/2031		979	960	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	7.86%	EURIBOR (Q)	5.50%		03/2031		€1,881	1,993	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		€—	—	(e)(g)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.67% (1.00% PIK)	SOFR (M)	8.25%		12/2026		4,279	4,108	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	8.57%	SOFR (Q)	4.00%		12/2025		8,161	7,951	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.12%	SOFR (S)	7.25%		12/2026		2,960	2,871	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		11/2026		637	637	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	9.90%	SOFR (Q)	5.50%		04/2026		613	613	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan	9.90%	SOFR (Q)	5.50%		04/2026		91	91	(e)(g)
Precision Concepts International LLC		1st Lien Term Loan	9.90%	SOFR (Q)	5.50%		04/2026		5,384	5,378	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	8.32%	SOFR (M)	4.00%		07/2026		14,555	14,542	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.04% (1.25% PIK)	SOFR (Q)	3.75%		10/2028		1,916	1,925	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.89%	SOFR (Q)	4.60%		10/2028		9,787	5,546

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Reagent Chemical & Research, LLC		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		04/2031		2,431	2,431	(e)(f)
Trident TPI Holdings, Inc.		1st Lien Term Loan	8.05%	SOFR (Q)	3.75%		09/2028		18,283	17,636	(f)
										98,985		2.16%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. LTD.	Canada	1st Lien Term Loan					09/2030		25,000	24,000	(h)
ADMA BIOLOGICS, INC.		1st Lien Revolving Loan	8.06%	SOFR (Q)	3.75%		12/2027		1	1	(e)(g)
ADMA BIOLOGICS, INC.		1st Lien Term Loan	10.80%	SOFR (Q)	6.50%		12/2027		468	468	(e)(f)
Alcami Corporation		1st Lien Revolving Loan	11.42%	SOFR (M)	7.00%		12/2028		2	2	(e)(g)
Alcami Corporation		1st Lien Term Loan	11.46%	SOFR (Q)	7.00%		12/2028		201	201	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	11.46%	SOFR (M)	7.00%		12/2028		15	15	(e)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	10.67% (2.00% PIK)	SONIA (Q)	6.09%		09/2028		£7,777	10,046	(e)(f)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	10.67% (2.00% PIK)	SONIA (Q)	6.09%		09/2028		£647	836	(e)(g)
Bamboo US BidCo LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	9.54%	SOFR (Q)	5.25%		09/2030		2,661	2,661	(e)
Bamboo US BidCo LLC		1st Lien Term Loan	7.86%	EURIBOR (Q)	5.25%		09/2030		€2,131	2,304	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	9.54%	SOFR (Q)	5.25%		09/2030		407	407	(e)
Cambrex Corporation		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
Cambrex Corporation		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		03/2032		36,544	36,362	(e)(f)
Cambrex Corporation		1st Lien Delay Draw Term Loan					03/2032		—	—	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	9.81%	SOFR (Q)	5.50%		10/2027		119	119	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		10/2028		10,747	10,747	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	9.81%	SOFR (Q)	5.50%		10/2028		2,410	2,410	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan					10/2028		—	—	(e)(g)
Creek Parent, Inc.		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Creek Parent, Inc.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		12/2031		42,129	41,392	(e)(f)
Crossco (1469) Limited	United Kingdom	1st Lien Term Loan	10.87%	SONIA (S)	6.25%		12/2030		£1,935	2,500	(e)
Crossco (1469) Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2030		£—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Gula Buyer Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		10/2031			7,984	7,884	(e)(f)
IGEA BIDCO S.P.A	Italy	1st Lien Delay Draw Term Loan					09/2030			€—	—	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.44%	SOFR (Q)	6.00%		11/2026			306	279	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.42%	SOFR (M)	6.00%		11/2026			5	4	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.45% (1.00% PIK)	SOFR (Q)	6.00%		11/2026			2,188	1,991	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	10.45% (1.00% PIK)	SOFR (Q)	6.00%		11/2026			616	561	(e)(f)
North American Science Associates, LLC		1st Lien Revolving Loan	8.95%	SOFR (Q)	4.50%		03/2027			2,499	2,399	(e)(g)
North American Science Associates, LLC		1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		09/2027			11,486	11,026	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	10.45%	SOFR (Q)	6.00%		09/2027			1,863	1,788	(e)(f)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.36%	EURIBOR (Q)	6.00%		11/2029			£2,351	3,036	(e)(g)
Verista, Inc.		1st Lien Revolving Loan	10.56%	SOFR (Q)	6.00%		02/2027			167	157	(e)(g)
Verista, Inc.		1st Lien Term Loan	11.06% (0.50% PIK)	SOFR (Q)	6.50%		02/2027			8,818	8,289	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	11.06% (0.50% PIK)	SOFR (Q)	6.50%		02/2027			1,816	1,707	(e)(f)
WCG Purchaser Corp.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		02/2032			5000	4,944
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
WCI-BXC Purchaser, LLC		1st Lien Term Loan	10.55%	SOFR (Q)	6.25%		11/2030			758	758	(e)
											179,294		3.92%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/2025			4,972	3,124	(e)(i)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/2025			7,206	4,529	(e)(g)(i)
Odevo AB	Sweden	1st Lien Term Loan	8.05%	EURIBOR (Q)	5.50%		12/2030			€2,829	3,059	(e)
Odevo AB	Sweden	1st Lien Term Loan	9.96%	SONIA (Q)	5.50%		12/2030			£9,498	12,269	(e)
Odevo AB	Sweden	1st Lien Term Loan	7.84%	STIBOR (Q)	5.50%		12/2030		SEK	78,160	7,776	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		12/2030			8,731	8,731	(e)
Odevo AB	Sweden	1st Lien Term Loan					12/2030			€—	—	(e)(g)
											39,488		0.86%
Software and Services
Access CIG, LLC		1st Lien Term Loan	8.54%	SOFR (Q)	4.25%		08/2028			18,020	18,002	(f)
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/2030			—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		05/2031			1,502	1,503	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/2029		—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		07/2030		13,273	13,273	(e)(f)
Adonis Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Adonis Bidco, Inc.		1st Lien Term Loan	10.05% (3.00% PIK)	SOFR (Q)	5.75%		02/2032		50,260	49,758	(e)(f)
Adonis Bidco, Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		08/2031		8,946	8,856	(e)(f)
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
Anaplan, Inc.		1st Lien Revolving Loan					06/2028		—	—	(e)(g)
Anaplan, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		06/2029		7,110	7,110	(e)(f)
Aptean, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Aptean, Inc.		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		01/2031		2,557	2,557	(e)(f)
Aptean, Inc.		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.25%		01/2031		50	50	(e)(g)
Aptean, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(f)(g)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Artifact Bidco, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		07/2031		1,154	1,154	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
Asurion, LLC		1st Lien Term Loan	7.69%	SOFR (M)	3.25%		12/2026		5,797	5,785	(f)
Asurion, LLC		1st Lien Term Loan	7.69%	SOFR (M)	3.25%		07/2027		1,474	1,461	(f)
Avaya Inc.		1st Lien Term Loan	11.82% (7.00% PIK)	SOFR (M)	7.50%		08/2028		7,824	6,169
Bamboo Health Holdings, LLC		1st Lien Revolving Loan					05/2027		—	—	(e)(g)
Bamboo Health Holdings, LLC		1st Lien Term Loan	11.48%	SOFR (Q)	7.00%		05/2027		2,836	2,836	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.58%	SOFR (M)	5.25%		01/2031		4,767	4,720	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.58%	SOFR (M)	5.25%		01/2031		992	985	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Term Loan	7.79%	SOFR (Q)	3.50%		11/2031		6,452	6,427
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.62%	SOFR (Q)	6.31%		06/2030		1,048	1,048	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.77%	SONIA (Q)	6.31%		06/2030			£781	1,009	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.86%	EURIBOR (Q)	6.50%		10/2031			€2,750	2,974	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/2030			—	—	(e)(g)
Bobcat Purchaser, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2030			2,917	2,917	(e)(f)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2030			989	989	(e)(f)
Boost Newco Borrower, LLC		1st Lien Term Loan	6.30%	SOFR (Q)	2.00%		01/2031			15,461	15,341	(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/2028			—	—	(e)(g)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		05/2029			17,756	17,757	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		05/2029			724	724	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	9.90%	SOFR (Q)	5.50%		12/2027			4,174	4,174	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	9.90%	SOFR (Q)	5.50%		12/2027			147	147	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.86%	EURIBOR (M)	6.50%		10/2030		DKK	74,083	10,737	(e)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.86%	EURIBOR (M)	6.50%		10/2030		DKK	70,637	10,238	(e)(g)
Cardinal Parent, Inc.		1st Lien Revolving Loan					08/2027			—	—	(e)(g)
Cardinal Parent, Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	4.50%		11/2027			4,026	3,910	(f)
Cardinal Parent, Inc.		2nd Lien Term Loan	12.19%	SOFR (Q)	7.75%		11/2028			9,269	8,991	(e)(f)
CBTS BORROWER, LLC		1st Lien Term Loan	14.50% PIK	SOFR (Q)	10.00%		12/2030			7,775	7,386	(e)
CBTS BORROWER, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/2028		DKK	40,290	4,309	(e)(f)(g)(i)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan					03/2028		DKK	12,376	1,260	(e)(i)
Central Parent Inc.		1st Lien Term Loan	7.55%	SOFR (Q)	3.25%		07/2029			11,207	9,591
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
CentralSquare Technologies, LLC		1st Lien Term Loan	10.57% (3.38% PIK)	SOFR (M)	6.25%		04/2030			30,787	30,787	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Cloud Software Group, Inc.		1st Lien Term Loan	7.80%	SOFR (Q)	3.50%		03/2029			43,606	43,160	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	8.05%	SOFR (Q)	3.75%		03/2031			25,532	25,258	(f)
Compusoft US LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		05/2028			2,523	2,523	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	9.10%	STIBOR (Q)	6.75%		06/2027		€1,505	1,628	(e)(g)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	9.26%	EURIBOR (Q)	6.75%		06/2027		€1,995	2,157	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	9.35%	STIBOR (Q)	7.00%		06/2027		€1,635	1,768	(e)
Conservice Midco, LLC		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		05/2030		5,542	5,508	(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	10.20%	SOFR (Q)	5.75%		05/2028		1	1	(e)(g)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	8.62%	EURIBOR (Q)	6.25%		05/2028		88	88	(e)(g)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	9.80%	SOFR (Q)	5.50%		05/2028		551	551	(e)(g)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		05/2028		6,634	6,634	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	8.62%	EURIBOR (Q)	6.25%		05/2028		€1,958	2,118	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.62%	EURIBOR (Q)	6.25%		05/2028		€309	334	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		05/2028		1,663	1,663	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		05/2028		864	863	(e)(g)
Cority Software (USA) Inc.		1st Lien Term Loan	9.06%	SOFR (Q)	4.75%		07/2026		2,606	2,606	(e)(f)
Cority Software Inc.		1st Lien Revolving Loan					07/2026		—	—	(e)(g)
Cority Software Inc.		1st Lien Term Loan	9.06%	SOFR (Q)	4.75%		07/2026		2,208	2,207	(e)(f)
Cority Software Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		07/2026		875	875	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	7.69%	SOFR (M)	3.25%		10/2026		22	19	(e)(g)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	8.19%	SOFR (M)	3.75%		10/2028		2,419	2,089
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	10.94%	SOFR (M)	6.50%		10/2029		17,522	15,419	(e)(f)
Coupa Holdings, LLC		1st Lien Revolving Loan					02/2029		—	—	(e)(g)
Coupa Holdings, LLC		1st Lien Term Loan	9.54%	SOFR (Q)	5.25%		02/2030		227	227	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan					02/2030		—	—	(e)(g)
Databricks, Inc.		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		01/2031		83	84	(e)
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.68%	SOFR (S)	5.25%		04/2031		5,965	5,965	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.78%	SONIA (S)	5.25%		04/2031		£3,289	4,249	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Term Loan	8.32%	SOFR (M)	4.00%		10/2026		17,363	16,860	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
DCert Buyer, Inc.		2nd Lien Term Loan	11.32%	SOFR (M)	7.00%		02/2029		7,288	5,852	(f)
Denali Holdco LLC		1st Lien Revolving Loan					09/2028		—	—	(e)(g)
Denali Holdco LLC		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		09/2028		6,817	6,817	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Term Loan					09/2028		—	—	(e)(g)
Diligent Corporation		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Diligent Corporation		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		08/2030		8,174	8,174	(e)(f)
Diligent Corporation		1st Lien Delay Draw Term Loan					08/2030		—	—	(e)(g)
Doxim Inc.		1st Lien Term Loan	12.42%	SOFR (M)	8.00%		05/2026		6,090	6,090	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.42%	SOFR (M)	7.00%		05/2026		800	800	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.17%	SOFR (M)	6.75%		05/2026		3,311	3,311	(e)(f)
Doxim Inc.		1st Lien Term Loan	10.82%	SOFR (M)	6.40%		05/2026		707	707	(e)(f)
Doxim Inc.		1st Lien Delay Draw Term Loan	10.82%	SOFR (M)	6.40%		05/2026		325	326	(e)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Drivecentric Holdings, LLC		1st Lien Term Loan	9.07% (2.88% PIK)	SOFR (Q)	4.75%		08/2031		3,672	3,635	(e)(f)
Echo Purchaser, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		11/2029		1,822	1,822	(e)(f)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.82%	SOFR (M)	5.50%		11/2029		156	156	(e)(g)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Eclipse Buyer, Inc.		1st Lien Term Loan	9.06%	SOFR (M)	4.75%		09/2031		45,019	45,019	(e)(f)
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		02/2030		32	32	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan					02/2030		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		02/2031		332	332	(e)(f)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		02/2031		59	59	(e)(g)
Einstein Parent, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Einstein Parent, Inc.		1st Lien Term Loan	10.79%	SOFR (Q)	6.50%		01/2031		5,031	4,931	(e)(f)
Elemica Parent, Inc.		1st Lien Revolving Loan	9.96%	SOFR (Q)	5.50%		09/2026		1,267	1,267	(e)(g)
Elemica Parent, Inc.		1st Lien Term Loan	9.94%	SOFR (Q)	5.50%		09/2026		2,734	2,734	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Elemica Parent, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		09/2026			843	843	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	9.97%	SOFR (Q)	5.50%		09/2026			1,335	1,335	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	9.94%	SOFR (Q)	5.50%		09/2026			536	536	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		09/2026			2,186	2,186	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		10/2029			9,852	9,826	(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.57% (2.19% PIK)	EURIBOR (S)	7.19%		01/2028			€4,451	4,813	(e)(f)
Ensono, Inc.		1st Lien Term Loan	8.44%	SOFR (M)	4.00%		05/2028			23,278	22,896	(f)
Enverus Holdings, Inc.		1st Lien Revolving Loan					12/2029			—	—	(e)(g)
Enverus Holdings, Inc.		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		12/2029			8,946	8,946	(e)(f)
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2029			—	—	(e)(g)
Epicor Software Corporation		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		05/2031			16,036	15,982	(f)
eResearchTechnology, Inc.		1st Lien Revolving Loan					10/2031			—	—	(e)(g)
eResearchTechnology, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		01/2032			24,124	23,883	(e)(f)
eResearchTechnology, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		01/2032			228	227	(e)(g)
eResearchTechnology, Inc.		1st Lien Delay Draw Term Loan					01/2032			—	—	(e)(g)
ESHA Research, LLC		1st Lien Revolving Loan	10.01%	SOFR (Q)	5.50%		06/2028			65	65	(e)(g)
ESHA Research, LLC		1st Lien Term Loan	10.05%	SOFR (S)	5.50%		06/2028			474	474	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan					07/2027			—	—	(e)(g)
ExtraHop Networks, Inc.		1st Lien Term Loan	10.92%	SOFR (M)	6.50%		07/2027			2,654	2,653	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	10.92%	SOFR (M)	6.50%		07/2027			993	993	(e)(g)
Finastra USA, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Finastra USA, Inc.		1st Lien Term Loan	11.43%	SOFR (S)	7.25%		09/2029			18,719	18,719	(e)(f)
Flash Charm, Inc.		1st Lien Term Loan	7.79%	SOFR (Q)	3.50%		03/2028			7,844	7,240	(f)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/2027			3,000	3,000	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/2028		SEK	73,292	6,188	(e)(i)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/2028		SEK	12,446	1,051	(e)(i)
Granite France Bidco SAS	France	1st Lien Term Loan	7.36%	EURIBOR (Q)	4.98%		10/2028			€4,637	4,996
GraphPAD Software, LLC		1st Lien Revolving Loan					06/2031			—	—	(e)(g)
GraphPAD Software, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2031			17,458	17,458	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
GraphPAD Software, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2031		436	437	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	10.32%	SOFR (M)	6.00%		10/2029		1,531	1,531	(e)(f)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan					10/2029		—	—	(e)(g)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	9.84%	EURIBOR (S)	7.25%		07/2030		€3,060	3,242	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.86%	EURIBOR (S)	7.25%		07/2030		€596	632	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/2027		—	—	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		11/2028		4,064	4,064	(e)(f)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2028		2,917	2,917	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	8.39%	SOFR (Q)	4.00%		11/2026		15,525	14,139	(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
Hyland Software, Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		09/2030		9,561	9,561	(e)(f)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/2030		—	—	(e)(g)
Icefall Parent, Inc.		1st Lien Term Loan	10.79%	SOFR (Q)	6.50%		01/2030		2,328	2,328	(e)(f)
ID.me, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
ID.me, Inc.		1st Lien Term Loan	10.25%				01/2031		18,469	16,438	(e)
ID.me, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Idemia Group S.A.S.	France	1st Lien Term Loan	6.36%	EURIBOR (Q)	4.00%		09/2028		€7,000	7,580
Infobip Inc.		1st Lien Term Loan	10.81%	SOFR (Q)	6.25%		09/2026		6,989	6,989	(e)(f)
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/2027		—	—	(e)(g)
Internet Truckstop Group LLC		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		04/2027		2,328	2,328	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	9.56%	SOFR (Q)	5.25%		05/2028		356	356	(e)(g)
IQN Holding Corp.		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		05/2029		6,703	6,703	(e)(f)
Ivanti Software, Inc.		1st Lien Revolving Loan	8.07%	SOFR (M)	3.75%		12/2025		184	131	(e)(g)
Kaseya Inc.		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		03/2032		25	25	(e)
Kaseya Inc.		2nd Lien Term Loan	9.32%	SOFR (M)	5.00%		03/2033		44,975	44,750	(e)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.80%	SOFR (Q)	7.50%		07/2028		2,635	2,634	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.80%	SOFR (Q)	7.50%		07/2028		3,292	3,292	(e)(f)(g)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		—	—	(e)(g)
Leia Finco US LLC		1st Lien Term Loan	7.54%	SOFR (Q)	3.25%		10/2031		5,700	5,636	(f)
Leia Finco US LLC		2nd Lien Term Loan	9.54%	SOFR (Q)	5.25%		10/2032		7,508	7,372
Magellan Bidco	France	1st Lien Term Loan	9.14%	EURIBOR (Q)	6.25%		10/2031		€833	901	(e)
Magellan Bidco	France	1st Lien Delay Draw Term Loan					10/2031		€—	—	(e)(g)
Majesco		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Majesco		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		09/2028		9,550	9,550	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.27%	EURIBOR (S)	6.50%		02/2029		€3,600	3,893	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.27%	EURIBOR (S)	6.50%		02/2029		£1,543	1,993	(e)
Metatiedot Bidco Oy	Luxembourg	1st Lien Revolving Loan					11/2030		—	—	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	8.00%	EURIBOR (Q)	5.50%		11/2031		€2,757	2,937	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	9.81%	SOFR (Q)	5.50%		11/2031		2,065	2,034	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Delay Draw Term Loan	8.00%	EURIBOR (Q)	5.50%		11/2031		22	24	(e)(g)
MH SUB I, LLC		1st Lien Term Loan	8.57%	SOFR (M)	4.25%		12/2031		12,816	11,723
Mimecast Borrowerco, Inc.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		05/2029		37,604	37,604	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	9.71%	SONIA (Q)	5.25%		05/2029		£6,877	8,883	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	9.57%	SOFR (M)	5.25%		05/2029		4,217	4,217	(e)(f)
Mitchell International, Inc.		1st Lien Term Loan	7.57%	SOFR (M)	3.25%		06/2031		2,077	2,050	(f)
Mitchell International, Inc.		2nd Lien Term Loan	9.57%	SOFR (M)	5.25%		06/2032		18,270	17,749
MRI Software LLC		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		02/2027		30	30	(e)(g)
MRI Software LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		02/2027		10,064	10,064	(e)(f)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Netsmart Technologies, Inc.		1st Lien Term Loan	9.27% (2.70% PIK)	SOFR (M)	4.95%		08/2031		34,007	34,007	(e)(f)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.05% (4.50% PIK)	SOFR (Q)	4.75%		05/2029		2,121	2,121	(e)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.21%	SONIA (Q)	4.75%		05/2029		£239	309	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.31%	NIBOR (Q)	4.75%		05/2029		NOK	5,242	498	(e)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Delay Draw Term Loan	9.21%	SONIA (Q)	4.75%		05/2029			468	468	(e)(g)
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	11.01%	SONIA (Q)	6.42%		06/2028			£5,529	7,141	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.01%	SONIA (Q)	6.42%		06/2028			£1,464	1,891	(e)
PCMI Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
PCMI Parent, LLC		1st Lien Term Loan	9.79%	SOFR (Q)	5.50%		03/2032			3,025	3,009	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan	11.95%	SOFR (Q)	7.50%		07/2028			17	18	(e)(g)
PDDS Holdco, Inc.		1st Lien Term Loan	11.95%	SOFR (Q)	7.50%		07/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	11.95%	SOFR (Q)	7.50%		07/2028			377	377	(e)(g)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.79%	SOFR (Q)	5.50%		02/2031			25	25	(e)(g)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.79%	SOFR (S)	5.50%		02/2031			2,356	2,355	(e)(f)
PDI TA Holdings, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		02/2031			210	210	(e)
Pluralsight, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	8.83% (1.50% PIK)	SOFR (Q)	4.50%		08/2029			3,197	3,197	(e)
Pluralsight, LLC		1st Lien Term Loan	11.83% PIK	SOFR (Q)	7.50%		08/2029			3,377	3,377	(e)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
Polaris Newco, LLC		1st Lien Term Loan	8.30%	SOFR (Q)	3.75%		06/2028			8,233	7,865	(f)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	8.79%	SOFR (Q)	4.50%		08/2029			1	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Term Loan	10.04%	SOFR (Q)	5.75%		08/2029			7,502	7,502	(e)(f)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	10.04%	SOFR (Q)	5.75%		08/2029			108	108	(e)(g)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	8.55%	SOFR (Q)	4.00%		04/2028			13,094	12,582	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan	9.82%	SOFR (M)	5.50%		03/2027			411	411	(e)(g)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	9.82%	SOFR (M)	5.50%		03/2027			5,236	5,236	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.82%	SOFR (M)	5.50%		03/2027			1,885	1,886	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan					03/2027			—	—	(e)(g)
Project Boost Purchaser, LLC		1st Lien Term Loan	7.30% (2.50% PIK)	SOFR (Q)	3.00%		07/2031			28,001	27,822	(f)
Project Boost Purchaser, LLC		2nd Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2032			676	675

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Project Essential Bidco, Inc.		1st Lien Revolving Loan					04/2027		—	—	(e)(g)
Project Essential Bidco, Inc.		1st Lien Term Loan	10.71% (3.25% PIK)	SOFR (Q)	6.25%		04/2028		4,274	4,018	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan					08/2026		—	—	(e)(g)
Proofpoint, Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		08/2028		35,563	35,418	(f)
QBS Parent, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
QBS Parent, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		11/2031		4,800	4,776	(e)(f)
QF Holdings, Inc.		1st Lien Revolving Loan	9.41%	SOFR (S)	5.00%		12/2027		95	95	(e)(g)
QF Holdings, Inc.		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		12/2027		3,803	3,802	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	9.31%	SOFR (Q)	5.00%		12/2027		392	392	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	9.39%	SOFR (S)	5.00%		12/2027		372	372	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		12/2027		524	524	(e)(f)
Quest Software US Holdings Inc.		1st Lien Term Loan	8.69%	SOFR (Q)	4.25%		02/2029		8,481	4,919
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2028		14,908	14,908	(e)(f)
Relativity ODA LLC		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Relativity ODA LLC		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		05/2029		9,193	9,193	(e)(f)
Revalize, Inc.		1st Lien Revolving Loan	10.19%	SOFR (Q)	5.75%		04/2027		136	121	(e)(g)
Revalize, Inc.		1st Lien Delay Draw Term Loan	10.19%	SOFR (Q)	5.75%		04/2027		2,879	2,562	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
RMS Holdco II, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		12/2028		5,782	5,435	(e)(f)
Runway Bidco, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Runway Bidco, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		12/2031		1,040	1,029	(e)(f)
Runway Bidco, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Term Loan	9.72% (3.00% PIK)	SOFR (S)	5.50%		09/2031		10,350	10,246	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	7.31%	SOFR (Q)	3.00%		07/2031		23,546	23,458	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Severin Acquisition, LLC		1st Lien Revolving Loan	9.07%	SOFR (M)	4.75%		10/2031		865	865	(e)(g)
Severin Acquisition, LLC		1st Lien Term Loan	9.32% (2.25% PIK)	SOFR (M)	5.00%		10/2031		43,784	43,785	(e)(f)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan	9.32% (2.25% PIK)	SOFR (M)	5.00%		10/2031		620	620	(e)(g)
Smarsh Inc.		1st Lien Revolving Loan	9.08%	SOFR (M)	4.75%		02/2029		91	91	(e)(g)
Smarsh Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		02/2029		4,682	4,682	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan					02/2029		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		10/2031		21,725	21,507	(e)(f)
Spaceship Purchaser, Inc.		1st Lien Delay Draw Term Loan					10/2031		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		04/2031		1,296	1,296	(e)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		07/2029		1	1	(e)(g)
Sundance Group Holdings, Inc.		1st Lien Term Loan	9.05% (2.50% PIK)	SOFR (Q)	4.75%		07/2029		2,573	2,573	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Superman Holdings, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		08/2031		8,713	8,714	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		08/2031		1,815	1,815	(e)(g)
Switch BBF, LLC		1st Lien Term Loan	11.91%	SOFR (S)	7.17%		08/2027		1,705	1,705	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		08/2029		3,384	3,384	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		08/2029		6,837	6,837	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Total Webhosting Solutions B.V.	Netherlands	1st Lien Term Loan	6.86%	EURIBOR (M)	4.50%		11/2031		€6,000	6,480
Transit Technologies LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Transit Technologies LLC		1st Lien Term Loan	9.15%	SOFR (S)	4.75%		08/2031		3,790	3,790	(e)(f)
Transit Technologies LLC		1st Lien Delay Draw Term Loan	9.15%	SOFR (S)	4.75%		08/2031		424	424	(e)(g)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.80%	SOFR (Q)	7.50%		04/2029		250	250	(e)(f)
Vamos Bidco, Inc.		1st Lien Revolving Loan					01/2032		—	—	(e)(g)
Vamos Bidco, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		01/2032		2,599	2,573	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Vamos Bidco, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		08/2031		12,262	12,262	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		08/2031		634	634	(e)(g)
Viper Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Viper Bidco, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		11/2031		4,777	4,729	(e)(f)
Viper Bidco, Inc.		1st Lien Term Loan	9.46%	SONIA (Q)	5.00%		11/2031		£2,214	2,832	(e)(f)
Viper Bidco, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
VS Buyer, LLC		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		04/2031		7,543	7,533
WebPT, Inc.		1st Lien Revolving Loan	10.67%	SOFR (Q)	6.25%		01/2028		151	151	(e)(g)
WebPT, Inc.		1st Lien Term Loan	10.66%	SOFR (Q)	6.25%		01/2028		2,042	2,042	(e)(f)
Wellington Bidco Inc.		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		06/2030		110	110	(e)(g)
Wellington Bidco Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2030		3,305	3,305	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan					06/2030		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/2029		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		01/2029		5,347	5,347	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan					01/2029		—	—	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan	11.30%	SOFR (Q)	7.00%		06/2027		101	101	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Term Loan	11.40% (3.50% PIK)	SOFR (Q)	7.00%		06/2027		4,919	4,919	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan	11.40% (3.50% PIK)	SOFR (Q)	7.00%		06/2027		3,786	3,786	(e)
WSBidCo Limited	Jersey	1st Lien Term Loan	10.83%	SONIA (Q)	6.25%		06/2028		£2,679	3,460	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.83%	SONIA (Q)	6.25%		06/2028		£2,679	3,460	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	11.08%	SONIA (Q)	6.50%		06/2028		£2,885	3,726	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan					06/2028		£—	—	(e)(g)
ZocDoc, Inc.		1st Lien Term Loan	10.83%	SOFR (Q)	6.50%		05/2029		2,730	2,730	(e)(f)
										1,330,510		29.06%
Sports, Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan					10/2028		—	—	(e)(g)
3 Step Sports LLC		1st Lien Term Loan	12.30% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		1,943	1,827	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
3 Step Sports LLC		1st Lien Delay Draw Term Loan	12.30% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		220	207	(e)(g)
Aventine Intermediate LLC		1st Lien Term Loan	10.40% (3.00% PIK)	SOFR (Q)	6.00%		06/2027		2,310	2,125	(e)(f)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	10.40% (3.00% PIK)	SOFR (Q)	6.00%		06/2027		914	841	(e)
Creative Artists Agency, LLC		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		10/2031		7,871	7,841	(f)
Fever Labs, Inc.		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/2028		1,307	1,307	(e)(g)
Fever Labs, Inc.		1st Lien Term Loan	11.00%				11/2028		3,815	3,815	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan					11/2028		—	—	(e)(g)
Global Music Rights, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Global Music Rights, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		12/2031		64,370	63,726	(e)(f)
Gray Television, Inc.		1st Lien Term Loan	7.44%	SOFR (M)	3.00%		12/2028		3,991	3,648	(f)
League One Volleyball Clubs, LLC		1st Lien Delay Draw Term Loan	10.83%	SOFR (Q)	6.50%		01/2030		—	—	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan	9.32%	SOFR (M)	5.00%		08/2030		279	273	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	9.83% (2.75% PIK)	SOFR (Q)	5.50%		08/2031		6,096	5,975	(e)(f)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
NEP Group, Inc.		1st Lien Term Loan	9.32%	SOFR (Q)	6.25%		08/2026		18,179	16,875
NEP Group, Inc.		1st Lien Term Loan	10.07%	SOFR (Q)	5.50%		08/2026		7,294	6,754
Production Resource Group, L.L.C.		1st Lien Term Loan	17.25% (14.25% PIK)	SOFR (Q)	8.50%		08/2029		1,031	1,031	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.95% (8.95% PIK)	SOFR (Q)	7.50%		08/2029		904	903	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.95% (8.95% PIK)	SOFR (S)	7.50%		08/2029		161	161	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.95%	SOFR (Q)	7.50%		08/2029		51	51	(e)
Professional Fighters League, LLC		1st Lien Term Loan	14.00% PIK				01/2026		819	819	(e)
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00% PIK				01/2026		8	8	(e)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75% PIK				06/2029		€9,193	9,941	(e)
The E.W. Scripps Company		1st Lien Term Loan	7.00%	SOFR (M)	2.56%		05/2026		2,491	2,475	(f)
Voldex Entertainment Limited	United Kingdom	1st Lien Term Loan	11.56%	SOFR (Q)	7.25%		01/2029		25	25	(e)
WideOpenWest Finance, LLC		1st Lien Term Loan	11.55%	SOFR (Q)	7.00%		12/2028		2,192	2,256	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
WRE Sports Investments LLC		1st Lien Term Loan	11.00% (5.50% PIK)				07/2031			7,150	7,150	(e)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan	11.00% (5.50% PIK)				07/2031			199	199	(e)(g)
											140,233		3.06%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan					01/2029			—	—	(e)(g)
Chariot Buyer LLC		1st Lien Term Loan	7.67%	SOFR (M)	3.25%		11/2028			6,949	6,878	(f)
ConnectWise, LLC		1st Lien Term Loan	8.06%	SOFR (Q)	3.50%		09/2028			5,571	5,561	(f)
Cotiviti Holdings, Inc.		1st Lien Term Loan					03/2032			8,000	7,810	(h)
Emerald Debt Merger Sub LLC		1st Lien Term Loan	6.93%	SOFR (S)	2.50%		05/2030			6,448	6,379	(f)
Excelitas Technologies Corp.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		08/2029			2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		02/2030			10,900	10,900	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	9.47%	CIBOR (S)	7.00%		02/2028		DKK	20,066	2,908	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.38% (1.00% PIK)	EURIBOR (S)	7.00%		02/2028		DKK	4,934	715	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.45%	CIBOR (S)	7.00%		02/2028		DKK	1,712	248	(e)
Repairify, Inc.		1st Lien Revolving Loan	9.60%	SOFR (S)	5.00%		06/2027			766	766	(e)(g)
Repairify, Inc.		1st Lien Term Loan	9.53%	SOFR (S)	5.00%		06/2027			3,445	3,445	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	9.92%	SOFR (M)	5.50%		10/2028			1,570	1,570	(e)(f)
											49,272		1.08%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/2028			£1,841	1,903	(e)(i)
Delta Topco, Inc.		1st Lien Term Loan	7.07%	SOFR (Q)	2.75%		11/2029			5,451	5,385	(f)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	9.22%	EURIBOR (Q)	6.86%		11/2030			€8,541	9,235	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.43%	SOFR (Q)	6.86%		11/2030			€3,968	4,291	(e)
Panther NewCo	France	1st Lien Term Loan	7.78%	EURIBOR (Q)	5.43%		05/2029			€8,250	8,921	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.78%	EURIBOR (Q)	5.43%		05/2029			€1,609	1,740	(e)(g)
Ristretto Bidco B.V.		1st Lien Revolving Loan					12/2030			—	—	(e)(g)
Ristretto Bidco B.V.		1st Lien Term Loan	10.80% (3.50% PIK)	SOFR (Q)	6.50%		12/2030			26,272	26,010	(e)(f)
Ristretto Bidco B.V.		1st Lien Delay Draw Term Loan	10.80% (3.50% PIK)	SOFR (Q)	6.50%		12/2030			1,947	1,935	(e)(g)
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.44%	SOFR (M)	3.00%		03/2027			14,016	13,017	(f)
											72,437		1.58%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.60%	SOFR (Q)	7.00%		07/2029		10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2029		—	—	(e)(g)
Neovia Logistics, LP		1st Lien Term Loan	13.39%	SOFR (Q)	9.00%		11/2027		465	465	(e)
										11,025		0.24%
Utilities
Lackawanna Energy Center LLC		1st Lien Term Loan	8.57%	SOFR (M)	4.25%		08/2029		4,975	4,969
Semper Holding B.V.	Netherlands	1st Lien Term Loan	8.13%	EURIBOR (S)	5.75%		02/2031		€7,500	8,110	(e)(f)
Semper Holding B.V.	Netherlands	1st Lien Term Loan	8.17%	EURIBOR (S)	5.75%		02/2031		€22,353	24,170	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan	8.00% (1.50% PIK)	EURIBOR (Q)	5.50%		09/2031		€3,000	3,244	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan					09/2031		€—	—	(e)(g)
										40,493		0.88%

TOTAL SENIOR LOANS (Cost $4,896,334)										4,848,473		105.88%

SUBORDINATED LOANS(b)(c)(d)(e)
Capital Goods
OPH NEP Investment, LLC		Subordinated Term Loan	10.00% (7.00% PIK)				05/2032		9,096	9,005
										9,005		0.20%
Commercial and Professional Services
Argenbright Holdings V, LLC		Subordinated Term Loan	13.70% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		2,977	2,977
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan	13.70% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		218	218	(g)
VRC Companies, LLC		Senior Subordinated Term Loan	12.00% (2.00% PIK)				06/2028		27	26	(e)
										3,221		0.07%
Consumer Durables and Apparel
Centric Brands TopCo, LLC		Subordinated Term Loan	10.80% (8.00% PIK)	SOFR (Q)	6.50%		02/2031		814	814
Centric Brands TopCo, LLC		Subordinated Term Loan	12.30% PIK	SOFR (Q)	8.00%		02/2031		934	934
										1,748		0.04%
Financial Services
BCC Blueprint Investments, LLC		Senior Subordinated Term Loan	9.30% PIK				09/2026		832	832	(d)(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.17%	SOFR (M)	7.75%		12/2025		20,621	20,621
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.17%	SOFR (M)	7.75%		12/2028		27,100	27,099
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.92%	SOFR (M)	8.50%		12/2028		3,793	3,793
eCapital Finance Corp.	Canada	Subordinated Delay Draw Term Loan	12.17%	SOFR (M)	7.75%		12/2028		2,803	2,803
eCapital Finance Corp.	Canada	3rd Lien Term Loan	12.17%	SOFR (M)	7.75%		12/2028		3,642	3,642
TVG-TMG Topco, Inc.		3rd Lien Term Loan	12.00% PIK				03/2029		3,941	3,862
										62,652		1.37%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Food, Beverage and Tobacco
Forward Keystone Holdings, LP		Subordinated Term Loan	15.00% (8.00% PIK)				03/2029			3,602	3,511
											3,511		0.08%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Subordinated Delay Draw Term Loan	16.50% PIK				12/2030			8,171	7,354
AmeriVet Partners Management, Inc.		Subordinated Delayed Draw Term Loan	16.50% PIK				12/2030			1,311	1,179	(g)
											8,533		0.19%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Subordinated Term Loan	20.00% PIK				02/2027			28	27
Cardinal Topco Holdings, LP		Subordinated Term Loan	11.00% PIK				03/2027			10	10
Cardinal Topco Holdings, LP		Subordinated Term Loan	20.00% PIK				03/2028			7	6
											43		—%
Software and Services
BCTO Ignition Purchaser, Inc.		Subordinated Term Loan	11.79%	SOFR (Q)	7.50%		10/2030			577	577
BCTO Ignition Purchaser, Inc.		Subordinated Term Loan	12.79% PIK	SOFR (Q)	8.50%		10/2030			1,012	1,012
Insightful Science Intermediate I, LLC		Senior Subordinated Term Loan	10.50% PIK				04/2032			1,923	1,923	(e)
Practicetek Midco, LLC		Senior Subordinated Term Loan	14.00% PIK				08/2030			10,078	10,078	(e)
WPT Intermediate Holdco, Inc.		Subordinated Term Loan	13.25% PIK				05/2029			20,335	20,335
											33,925		0.74%
Sports, Media and Entertainment
22 HoldCo Limited	United Kingdom	Subordinated Delay Draw Term Loan	12.25% PIK	SONIA (S)	7.50%		08/2033			£2,045	2,642
22 HoldCo Limited	United Kingdom	Subordinated Term Loan	12.23% PIK	SONIA (S)	7.50%		08/2033			£3,334	4,306
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Term Loan	12.29% PIK	SOFR (Q)	8.00%		12/2028			1,591	1,543	(e)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Term Loan	19.00% PIK				12/2028			772	771	(e)
											9,262		0.20%
Transportation
Nordic Ferry Infrastructure AS	Norway	Subordinated Term Loan	9.49%	NIBOR (Q)	5.00%		11/2031		NOK	207,385	19,318
Nordic Ferry Infrastructure AS	Norway	Subordinated Term Loan	7.50%	EURIBOR (Q)	5.00%		11/2031			€17,459	18,500
											37,818		0.83%
Utilities
BNZ TopCo B.V.	Netherlands	Subordinated Delay Draw Loan	8.61% (1.00% PIK)	EURIBOR (Q)	6.25%		10/2030			€3,980	4,217	(g)
											4,217		0.09%

TOTAL SUBORDINATED LOANS (Cost $171,863)											173,935		3.80%

CORPORATE BONDS(b)(c)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Capital Goods
CP Atlas Buyer Inc			7.00%				12/2028		13,120	10,365	(d)
LBM Acquisition LLC			6.25%				01/2029		10,253	8,734	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		9.50%				06/2028		6,105	6,040	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		6.38%				02/2030		14,413	12,623	(d)
Wilsonart LLC			11.00%				08/2032		8,164	7,468	(d)
										45,230		0.99%
Commercial and Professional Services
NBLY 2021-1			3.58%				04/2051		24	23	(d)(e)
Neptune BidCo US Inc.			9.29%				04/2029		8,991	7,792	(d)
										7,815		0.17%
Consumer Distribution and Retail
BUNDT 2021-1			2.99%				07/2051		25	24	(d)(e)
										24		—%
Consumer Services
AUTHB 2021-1			3.73%				07/2051		24	23	(d)(e)
SERV 2020-1			3.34%				01/2051		24	20	(d)(e)
										43		—%
Energy
Enviva Partners LP / Enviva Partners Finance Corp							01/2026		17,217	—	(e)(i)
ITT Holdings LLC			6.50%				08/2029		13,764	12,696	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/2030		10,093	9,561	(d)
Transocean Inc.	Cayman Islands		6.80%				03/2038		8,856	6,752
										29,009		0.63%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%				04/2027		11,193	10,723	(d)
Iron Mountain Inc			5.25%				07/2030		4,089	3,921	(d)
										14,644		0.32%
Financial Services
Antenore Bidco SpA	Italy		10.06%				10/2030		€3,000	3,244	(e)
BCC Blueprint Investments, LLC			9.30% PIK				09/2026		832	832	(d)(e)
HighTower Holding, LLC			6.75%				04/2029		3,280	3,169	(d)
Midcap Financial Issuer Trust			6.50%				05/2028		10,498	10,120	(d)
PROSE 2024-3			8.85%				10/2054		25,000	25,351	(d)(e)
Trinity Capital Inc			7.54%				10/2027		20,300	20,274	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
TriplePoint Venture Growth BDC Corp			8.11%				02/2028		17,100	17,100	(e)
WAX 2022-1			5.50%				03/2052		18,478	18,137	(d)(e)
										97,395		2.13%
Food, Beverage and Tobacco
Primo Water Holdings Inc / Triton Water Holdings Inc			6.25%				04/2029		100	100	(d)
										100		—%
Insurance
SQ ABS Issuer, LLC			7.80%				10/2039		821	821	(e)
SQ ABS Issuer, LLC			9.65%				10/2039		547	547	(e)
										1,368		0.03%
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		4.13%				08/2026		8,000	7,348	(d)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%				08/2027		27,645	12,652	(d)
Chemours Company, The			5.75%				11/2028		2,864	2,641	(d)
Chemours Company, The			4.63%				11/2029		6,079	5,188	(d)
OI European Group BV	Netherlands		4.75%				02/2030		4,066	3,725	(d)
Trident TPI Holdings, Inc.			12.75%				12/2028		6,102	6,542	(d)
										38,096		0.83%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. LTD.	Canada						04/2032		7,500	7,449	(d)(k)
Grifols SA	Spain		3.88%				10/2028		€1,925	1,915
IGEA BIDCO S.P.A	Italy		9.69%				09/2031		€3,651	3,947	(e)
										13,311		0.29%
Software and Services
Cloud Software Group, Inc.			9.00%				09/2029		100	99	(d)
Cloud Software Group, Inc.			8.25%				06/2032		3,400	3,456	(d)
										3,555		0.08%
Sports, Media and Entertainment
ANGI Group LLC			3.88%				08/2028		5,706	5,171	(d)
Aventine Holdings II LLC			10.25% PIK				12/2030		14,803	11,399	(e)
Scripps Escrow II Inc			3.88%				01/2029		19,258	14,989	(d)
										31,559		0.69%
Telecommunication Services
Level 3 Financing Inc.			11.00%				11/2029		9,000	10,035	(d)
Zayo Group Holdings, Inc.			4.00%				03/2027		15,719	14,317	(d)
										24,352		0.53%

TOTAL CORPORATE BONDS (Cost $317,321)										306,501		6.69%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets

COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTES(e)
Investment Funds and Vehicles
BTCP 2023-1			10.84%	SOFR (M)	6.50%		09/2030		8,904	8,904
OKANAGAN 2024-1			13.01%	SOFR (M)	8.25%		12/2032		18,505	18,505
										27,409		0.60%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTES (Cost $27,409)										27,409		0.60%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
ABPCI 2022-11	Cayman Islands		11.42%	SOFR (Q)	7.00%		01/2038		7,000	6,936
ABPCI 2025-20A			10.52%	SOFR (Q)	6.25%		04/2037		1,450	1,461
ANCHC 2019-13	Cayman Islands		10.83%	SOFR (Q)	6.50%		04/2038		5,000	5,014
ANCHF 2020-12	Cayman Islands		6.91%				10/2038		1,000	868
ATRM 14	Cayman Islands		10.81%	SOFR (Q)	6.50%		10/2037		5,600	5,615
ATRM 15	Cayman Islands		10.81%	SOFR (Q)	6.50%		07/2037		3,350	3,354
BABSN 2023-3	Cayman Islands		11.63%	SOFR (Q)	7.33%		10/2036		563	574
BALLY 2023-24	Jersey		9.35%	SOFR (Q)	5.05%		07/2036		2,000	2,002
BALLY 2024-26	Cayman Islands		10.40%	SOFR (Q)	6.10%		07/2037		1,800	1,812
BCC 2020-1	Cayman Islands		11.44%	SOFR (Q)	7.15%		04/2033		2,500	2,495
BCC 2022-2	Cayman Islands		12.13%	SOFR (Q)	7.84%		04/2035		5,000	5,014
BCC 2023-3	Jersey		9.55%	SOFR (Q)	5.25%		07/2036		3,000	3,046
BSP 2016-9	Cayman Islands		10.52%	SOFR (Q)	5.90%		10/2037		3,125	3,139
BSP 2018-14	Cayman Islands		10.44%	SOFR (Q)	6.15%		10/2037		5,500	5,525
BSP 2022-28	Cayman Islands		9.69%	SOFR (Q)	5.40%		10/2037		500	496
BSP 2023-30	Jersey						04/2038		2,000	2,000	(k)
BSP 2024-38A	Cayman Islands		9.31%	SOFR (Q)	5.00%		01/2038		3,750	3,766
BSP 2025-39	Cayman Islands		8.76%	SOFR (Q)	4.50%		04/2038		1,825	1,833
CAVU 2021-1	Cayman Islands		11.29%	SOFR (Q)	7.00%		07/2037		1,250	1,196
CAVU 2022-2	Cayman Islands		8.34%				03/2038		2,575	2,585
CAVU 2022-2	Cayman Islands		10.73%	SOFR (Q)	6.45%		03/2038		2,950	2,958
CGMS 2019-2	Cayman Islands		11.30%	SOFR (Q)	7.00%		10/2037		4,388	4,442
CGMS 2020-1	Cayman Islands		9.25%	SOFR (Q)	4.95%		01/2038		3,750	3,769
CGMS 2022-2	Cayman Islands		11.24%	SOFR (Q)	6.95%		01/2038		2,850	2,877
CGMS 2022-5	Cayman Islands		11.40%	SOFR (Q)	7.10%		10/2037		4,190	4,203
CGMS 2023-2	Cayman Islands		9.29%	SOFR (Q)	5.00%		07/2036		5,000	5,063
CGMS 2024-1	Cayman Islands		11.22%	SOFR (Q)	6.92%		04/2037		1,096	1,101
CGMS 2024-3	Cayman Islands		10.70%	SOFR (Q)	6.40%		07/2036		3,250	3,262

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
CGMS 2024-5	Cayman Islands		10.20%	SOFR (Q)	5.65%		10/2036		1,500	1,505
CIFC 2018-1	Cayman Islands		9.60%	SOFR (Q)	5.25%		01/2038		830	818
CIFC 2018-4	Cayman Islands		9.12%	SOFR (Q)	4.85%		01/2038		1,625	1,606
CIFC 2020-4	Cayman Islands		9.33%	SOFR (Q)	4.90%		01/2040		5,500	5,501
CIFC 2021-4	Cayman Islands		10.49%	SOFR (Q)	6.20%		07/2037		1,000	1,008
CIFC 2021-5	Cayman Islands		9.41%	SOFR (Q)	5.10%		01/2038		3,500	3,464
CIFC 2022-6	Cayman Islands		10.06%	SOFR (Q)	5.75%		10/2038		438	438
CIFC 2022-7	Cayman Islands		9.64%	SOFR (Q)	5.35%		01/2038		688	687
CIFC 2024-1	Cayman Islands		10.89%	SOFR (Q)	6.60%		04/2037		375	380
CIFC 2024-5	Cayman Islands		9.48%	SOFR (Q)	5.15%		01/2038		4,000	4,020
CIFC 2025-1	Cayman Islands		8.75%	SOFR (Q)	4.50%		04/2038		1,375	1,381
CPTPK 2024-1	Jersey		10.29%	SOFR (Q)	6.00%		07/2037		1,750	1,760
DRSLF 2022-104	Cayman Islands		11.72%	SOFR (Q)	7.40%		08/2034		5,756	5,775
ELM12 2021-5	Cayman Islands		10.20%	SOFR (Q)	5.90%		10/2037		1,475	1,480
ELM24 2023-3	Cayman Islands		9.55%	SOFR (Q)	5.10%		01/2038		2,000	2,003
ELM30 2024-6	Cayman Islands		9.55%	SOFR (Q)	5.25%		07/2037		1,250	1,253
ELM37 2024-13	Cayman Islands		9.04%	SOFR (Q)	4.75%		01/2038		3,000	3,012
ELM38 2025-1	Cayman Islands		8.78%	SOFR (Q)	4.50%		04/2038		1,500	1,476
ELM40 2025-3	Cayman Islands						03/2038		1,750	1,759	(k)
ELMW4 2020-1	Cayman Islands		10.44%	SOFR (Q)	6.15%		04/2037		2,738	2,728
ELMW8 2021-1	Cayman Islands		10.54%	SOFR (Q)	6.25%		04/2037		5,028	5,052
GCBSL 2024-77	Cayman Islands		9.15%	SOFR (Q)	4.85%		01/2038		1,500	1,503
GCBSL 2025-79	Cayman Islands		8.90%	SOFR (Q)	4.65%		04/2038		1,500	1,506
GLM 2022-12	Jersey		9.99%	SOFR (Q)	5.70%		07/2037		2,100	2,111
GNRT 2022-10	Cayman Islands		9.22%	SOFR (Q)	4.90%		01/2038		2,750	2,708
GNRT 2023-11	Cayman Islands		11.59%	SOFR (Q)	7.30%		10/2037		2,258	2,220
GNRT 2	Cayman Islands		11.64%	SOFR (Q)	7.35%		10/2037		250	246
GNRT 6	Cayman Islands		11.54%	SOFR (Q)	7.25%		10/2037		1,820	1,793
GNRT 9	Cayman Islands		10.64%	SOFR (Q)	6.35%		01/2038		4,015	4,024
HAMLN 2024-1	Jersey		9.96%	SOFR (Q)	5.40%		10/2037		2,018	2,027
KKR 2024-53	Cayman Islands		10.80%	SOFR (Q)	6.50%		01/2038		2,235	2,253
KKR 44	Cayman Islands		9.29%	SOFR (Q)	5.00%		01/2036		3,800	3,840
MAGNE 2022-33	Cayman Islands		9.84%	SOFR (Q)	5.55%		10/2037		5,875	5,874
MAGNE 2023-39	Cayman Islands		9.20%	SOFR (Q)	4.90%		01/2037		638	635
MAGNE 2024-41	Cayman Islands		9.21%	SOFR (Q)	4.90%		01/2038		2,313	2,316
MAGNE 2024-42	Cayman Islands		9.31%	SOFR (Q)	5.00%		01/2038		2,125	2,112

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
MDPK 2014-14	Cayman Islands		12.32%	SOFR (Q)	8.03%		10/2030		1,000	867
MDPK 2016-20	Cayman Islands		10.70%	SOFR (Q)	6.40%		10/2037		2,728	2,737
MDPK 2018-30	Cayman Islands		8.50%				07/2037		750	759
MDPK 2018-32	Cayman Islands		10.69%	SOFR (Q)	6.40%		07/2037		6,050	6,068
MDPK 2019-34	Cayman Islands		10.81%	SOFR (Q)	6.50%		10/2037		1,700	1,706
MDPK 2021-59	Cayman Islands		10.69%	SOFR (Q)	6.40%		04/2037		2,500	2,500
MDPK 2022-55	Cayman Islands		10.29%	SOFR (Q)	6.00%		07/2037		2,100	2,102
MDPK 2022-60	Cayman Islands		10.80%	SOFR (Q)	6.50%		10/2037		5,625	5,643
MDPK 2024-66	Cayman Islands		9.85%	SOFR (Q)	5.50%		10/2037		2,500	2,485
MDPK 2024-68	Cayman Islands		9.40%	SOFR (Q)	5.10%		01/2038		2,375	2,354
NMC CLO-2	Cayman Islands		10.06%	SOFR (Q)	5.70%		01/2038		938	936
OAKC 2016-13	Cayman Islands		10.04%	SOFR (Q)	5.75%		10/2037		1,220	1,225
OAKC 2019-3	Cayman Islands		9.29%	SOFR (Q)	5.00%		01/2038		500	497
OAKC 2019-4	Cayman Islands		9.24%	SOFR (Q)	4.95%		01/2038		3,640	3,621
OAKC 2020-6	Cayman Islands		9.54%	SOFR (Q)	5.25%		10/2037		1,100	1,100
OAKC 2021-9	Cayman Islands		9.79%	SOFR (Q)	5.50%		10/2037		2,050	2,055
OAKC 2022-12	Bermuda		9.29%	SOFR (Q)	5.00%		07/2036		5,000	5,064
OCP 2015-10	Cayman Islands		9.67%	SOFR (Q)	5.35%		01/2038		1,000	997
OCPA 2023-29	Jersey		9.29%	SOFR (Q)	5.00%		01/2036		1,000	998
OCPA 2025-41	Cayman Islands						04/2037		1,500	1,506	(k)
OHACP 2024-17	Cayman Islands		9.40%	SOFR (Q)	5.00%		01/2038		3,000	2,982
PIPK 2025-18	Cayman Islands						04/2038		1,250	1,256	(k)
PXLY 2024-1	Cayman Islands		9.30%	SOFR (Q)	5.00%		01/2037		6,550	6,570
RRAM 2025-37	Cayman Islands		8.96%	SOFR (Q)	4.65%		04/2038		1,063	1,044
RVRPK 2024-1	Cayman Islands		9.10%	SOFR (Q)	4.80%		01/2038		6,500	6,516
SIXST 2022-21	Cayman Islands		10.04%	SOFR (Q)	5.75%		10/2037		2,025	2,018
SIXST 2024-27	Cayman Islands		9.61%	SOFR (Q)	5.25%		01/2038		1,750	1,757
STKPK 2022-1	Jersey		10.45%	SOFR (Q)	6.15%		10/2037		3,375	3,385
SYMP 2022-33	Jersey		9.63%	SOFR (Q)	5.35%		01/2038		2,500	2,462
SYMP 2022-36	Bermuda		11.30%	SOFR (Q)	7.00%		10/2037		1,120	1,103
SYMP 2023-40	Bermuda		9.67%	SOFR (Q)	5.25%		01/2038		1,500	1,493
TCIFC 2024-2	Cayman Islands		9.65%	SOFR (Q)	5.25%		01/2037		4,100	4,123
VOYA 2021-3	Cayman Islands						04/2038		1,875	1,882	(k)
VOYA 2021-3	Cayman Islands						04/2038		2,500	2,513	(k)
VOYA 2024-1	Cayman Islands		10.95%	SOFR (Q)	6.65%		04/2037		1,682	1,700
WILDPK 2024-1	Jersey		10.17%	SOFR (Q)	5.75%		10/2037		1,118	1,119
										255,823		5.59%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $255,713)										255,823	5.59%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11	Cayman Islands		22.62%				10/2034		7,971	6,737
AIMCO 2021-16	Cayman Islands		16.06%				07/2037		5,882	4,253
AIMCO 2023-20	Cayman Islands		14.54%				10/2036		1,500	1,254
AIMCO 2024-22	Jersey		15.44%				04/2037		700	575
AIMCO 2025-23	Cayman Islands						04/2038		8,870	7,923
ANCHC 2021-20	Cayman Islands		18.27%				01/2035		3,500	1,583
ANCHC 2021-20	Cayman Islands		18.27%				01/2035		1,150	520
ANCHF 2015-1	Cayman Islands						07/2037		4,860	3,499
ANCHF 2015-2	Cayman Islands						04/2038		4,550	3,092
ANCHF 2016-3	Cayman Islands						01/2039		3,360	2,176
ANCHF 2016-4	Cayman Islands						04/2039		4,830	2,891
ANCHF 2018-5	Cayman Islands						04/2036		4,682	2,984
ANCHF 2018-6	Cayman Islands						07/2036		1,800	706
ANCHF 2019-7	Cayman Islands						04/2037		1,420	801
ANCHF 2019-8	Cayman Islands						07/2037		404	199
ANCHF 2019-9	Cayman Islands						10/2037		930	583
ANCHF 2020-10	Cayman Islands						04/2038		1,731	935
ATRM 14	Cayman Islands		15.37%				10/2037		17,839	9,608
ATRM 14	Cayman Islands						10/2037		510	275
ATRM 15	Cayman Islands		12.02%				01/2031		4,080	1,852
BALLY 2022-21	Jersey		16.99%				10/2037		2,730	2,387
BCC 2017-2	Cayman Islands		10.09%				07/2037		5,051	2,713
BCC 2018-1	Cayman Islands						04/2031		1,420	22
BCC 2019-2	Cayman Islands		2.25%				10/2032		810	248
BCC 2020-2	Cayman Islands		40.86%				07/2034		800	396
BCC 2021-2	Cayman Islands		8.06%				07/2034		1,000	454
BCC 2022-1	Cayman Islands		11.22%				04/2035		10,016	4,302
BCC 2024-2	Jersey		16.69%				07/2037		1,620	1,353
BERRY 2024-1	Jersey		0.13%				10/2037		3,580	217
BERRY 2024-1	Jersey		12.52%				10/2037		3,580	2,874
BSP 2024-37	Cayman Islands						01/2038		6,670	7,176
CEDF 2021-14	Cayman Islands		18.65%				07/2033		1,450	692
CGMS 2018-3	Cayman Islands						10/2030		750	203
CGMS 2018-4	Cayman Islands		9.78%				01/2031		3,487	1,490

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
CGMS 2019-3	Cayman Islands		14.33%				04/2037		4,600	2,579
CGMS 2021-2	Cayman Islands		14.48%				04/2038		6,457	3,600
CGMS 2021-4	Cayman Islands		16.31%				04/2034		3,060	1,731
CGMS 2021-5	Cayman Islands		16.34%				07/2034		500	248
CGMS 2021-8	Cayman Islands		16.38%				10/2034		1,000	494
CGMS 2023-5	Cayman Islands		10.73%				01/2036		3,080	2,538
CGMS 2024-3	Cayman Islands		14.52%				07/2036		3,750	2,927
CGMS 2024-5	Cayman Islands						10/2036		2,580	2,270
CIFC 2015-4	Cayman Islands		12.17%				04/2034		2,252	679
CIFC 2018-1	Cayman Islands						01/2038		3,982	1,676
CIFC 2019-1	Cayman Islands		20.11%				10/2037		3,065	1,886
CIFC 2019-FAL	Cayman Islands		19.31%				01/2033		3,050	1,085
CIFC 2020-3	Cayman Islands		14.82%				10/2034		1,141	741
CIFC 2021-2	Cayman Islands		20.16%				04/2034		3,080	1,749
CIFC 2021-5	Cayman Islands		18.26%				01/2038		6,901	4,621
CIFC 2021-7	Cayman Islands		21.88%				01/2035		250	161
CIFC 2022-2	Cayman Islands		17.45%				04/2035		1,900	1,469
CIFC 2024-3	Cayman Islands		14.20%				07/2037		680	569
CIFC 2024-4	Cayman Islands						10/2037		3,570	3,312
CIFC SPEAR II WH LTD.							03/2099		1,572	1,572
DAVIS 2022-1							04/2035		7,250	58
DAVIS 2022-1							04/2035		7,250	139
DAVIS 2022-1			14.54%				04/2035		7,250	5,010
DRSLF 2021-95	Cayman Islands		15.93%				08/2034		1,500	602
DRSLF 2022-98	Cayman Islands		13.06%				04/2035		4,000	1,956
DRSLF 2022-98	Cayman Islands		13.07%				04/2035		1,000	489
ELM11 2021-4	Cayman Islands		15.62%				10/2034		4,320	3,649
ELM15 2022-2			15.18%				04/2035		3,050	1,850
ELM17 2022-4	Cayman Islands		18.88%				07/2037		2,880	2,162
ELM24 2023-3	Cayman Islands						12/2033		1,555	1,118
ELM26 2024-1	Cayman Islands		13.18%				04/2037		800	572
ELM32 2024-8	Cayman Islands						10/2037		3,450	2,884
ELM35 2024-11	Cayman Islands						10/2037		1,990	1,709
ELMW5 2020-2	Cayman Islands		22.61%				10/2037		2,500	1,989
ELMW8 2021-1	Cayman Islands		5.47%				01/2034		2,003	900
ELMW8 2021-1	Cayman Islands		4.45%				01/2034		385	173

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
GNRT 2022-10	Cayman Islands		20.12%				01/2038		6,500	5,204
GNRT 2024-18	Cayman Islands						01/2038		8,160	7,524
GNRT 2024-20	Cayman Islands						01/2038		11,050	9,632
YCLO 2019-2	Cayman Islands		15.57%				04/2037		4,000	2,256
GNRT 9	Cayman Islands		19.53%				10/2034		1,000	700
HPPK 2024-1	Jersey						10/2037		2,900	2,631
HRPK 2020-1	Cayman Islands		21.57%				04/2034		3,985	2,596
INVCO 2021-2	Cayman Islands		13.95%				07/2034		440	150
INVCO 2021-2	Cayman Islands						07/2034		44	12
INVCO 2021-3	Cayman Islands		14.83%				10/2034		2,700	1,178
INVCO 2021-3	Cayman Islands						10/2034		270	66
INVCO 2021-3	Cayman Islands		14.83%				10/2034		957	417
INVCO 2021-3	Cayman Islands						10/2034		96	23
INVCO 2023-1	Jersey		14.94%				04/2037		2,695	1,808
INVCO 2023-1	Jersey		0.10%				04/2037		270	103
KKR 2024-50	Cayman Islands		11.23%				04/2037		1,948	1,341
KKR 2024-53	Cayman Islands						01/2038		7,000	6,260
KKR 2024-56	Cayman Islands						10/2037		4,240	3,250
MAGNE 2020-28	Cayman Islands		20.49%				01/2035		5,886	5,120
MAGNE 2024-38A			10.41%				04/2037		362	289
MAGNE 2024-44							10/2037		4,670	4,064
MDPK 2016-22	Cayman Islands		16.56%				01/2033		10,184	5,443
MDPK 2018-30	Cayman Islands						07/2027		12,921	6,216
MDPK 2018-31	Cayman Islands		14.22%				07/2037		6,206	3,149
MDPK 2018-32	Cayman Islands		18.32%				01/2048		3,535	1,780
MDPK 2018-32	Cayman Islands						01/2048		710	358
MDPK 2019-34	Cayman Islands		18.22%				04/2048		870	480
MDPK 2019-37	Cayman Islands		18.75%				04/2037		8,889	5,106
MDPK 2021-38	Cayman Islands		11.71%				07/2034		1,290	743
MDPK 2021-50	Cayman Islands		12.87%				04/2034		2,500	1,465
MDPK 2021-59	Cayman Islands		14.54%				04/2037		5,865	3,709
MDPK 2021-59	Cayman Islands		8.94%				04/2037		1,500	948
MDPK 2022-53	Cayman Islands		13.20%				04/2035		6,000	3,464
MDPK 2022-55	Cayman Islands		29.77%				07/2037		3,025	2,568
MDPK 2022-60	Cayman Islands						10/2037		691	544
MDPK 2023-63A	Cayman Islands		8.55%				04/2035		6,050	4,389

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
MDPK 2024-66	Cayman Islands						10/2037		1,910	1,738
MDPK 2024-67	Cayman Islands		12.14%				04/2037		265	227
MDPK 2025-71	Cayman Islands						04/2038		3,000	2,845
OAKC 2012-7	Cayman Islands		18.36%				02/2038		500	278
OAKC 2014-10R	Cayman Islands		15.34%				04/2038		4,658	1,781
OAKC 2014-10R	Cayman Islands		14.16%				04/2038		1,000	382
OAKC 2015-11	Cayman Islands		11.39%				04/2037		500	293
OAKC 2015-12	Cayman Islands		9.19%				04/2037		12,070	7,129
OAKC 2016-13	Cayman Islands		12.09%				10/2037		2,320	1,686
OAKC 2016-13	Cayman Islands						01/2030		1,100	799
OAKC 2017-14	Cayman Islands		15.54%				07/2037		3,043	2,344
OAKC 2017-15	Cayman Islands		15.72%				01/2030		10,142	5,032
OAKC 2018-1	Cayman Islands		11.22%				04/2037		1,913	1,491
OAKC 2019-3	Cayman Islands						07/2032		3,110	2,643
OAKC 2020-5	Cayman Islands		12.23%				10/2037		3,370	3,219
OAKC 2020-6	Cayman Islands		12.12%				10/2037		3,209	3,407
OAKC 2021-16	Cayman Islands		10.90%				10/2034		5,988	4,717
OAKC 2021-9	Cayman Islands		12.70%				10/2037		1,190	1,128
OCP 2023-30	Jersey		14.42%				01/2037		3,850	2,780
OCP 2024-34							10/2037		750	630
OHACP 2024-17	Cayman Islands						01/2038		2,070	1,936
OHALF 2013-1	Cayman Islands		12.09%				04/2037		1,935	748
OHALF 2016-1	Cayman Islands		22.21%				07/2037		9,782	6,163
RESPK 2020-1	Cayman Islands						01/2038		4,261	202
RESPK 2020-1	Cayman Islands		17.04%				01/2038		3,278	1,877
ROCKP 2021-1	Cayman Islands						04/2034		1,000	16
ROCKP 2021-1	Cayman Islands						04/2034		1,000	25
ROCKP 2021-1	Cayman Islands		11.35% (4.50% PIK)				04/2034		1,000	511
ROCKP 2021-1	Cayman Islands						04/2034		1,100	18
ROCKP 2021-1	Cayman Islands						04/2034		1,100	27
ROCKP 2021-1	Cayman Islands		11.35%				04/2034		1,100	563
RRAM 2021-17	Cayman Islands		9.79% (4.50% PIK)				07/2034		1,000	422
RRAM 2021-19	Cayman Islands						10/2121		60	45	(k)
RRAM 2021-19	Cayman Islands		14.57%				10/2121		1,166	870
RRAM 2022-21	Bermuda		9.55%				01/2123		13,070	8,324
RRAM 2023-26	Cayman Islands		10.32%				04/2123		14,483	10,588

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RRAM 2024-30	Cayman Islands		13.78%				07/2036		6,000	5,053
RRAM 2024-33	Bermuda		12.58%				10/2039		3,850	3,356
RRAM 2025-38	Cayman Islands						04/2040		2,240	2,001
RRAMX 2022-7	Cayman Islands		9.88%				07/2122		2,175	1,111
SIXST 2021-17	Cayman Islands		13.99%				04/2125		6,000	3,755
SIXST 2022-21	Cayman Islands						10/2037		4,161	2,826
SPEAK 2024-11	Cayman Islands		18.85%				07/2037		3,300	3,057
STKPK 2022-1	Jersey						10/2037		17,520	523
STKPK 2022-1	Jersey						10/2037		17,520	13,977
VOYA 2024-1	Cayman Islands		13.48%				04/2037		3,104	2,501
WLLMN 2021-1	Cayman Islands						07/2034		2,550	60
WLLMN 2021-1	Cayman Islands						07/2034		3,640	116
WLLMN 2021-1	Cayman Islands		15.15%				07/2037		2,550	1,741
										350,087		7.65%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $367,065)										350,087		7.65%

MORTGAGE-BACKED SECURITY(d)(e)
Financial Services
CPFTR 2025-1			8.38%				07/2026		23,294	23,381		0.51%

TOTAL MORTGAGE-BACKED SECURITY (Cost $23,294)										23,381		0.51%

PRIVATE ASSET-BACKED INVESTMENT(b)(c)(d)(e)
Consumer Services
CFG Investments WH Limited			10.44%	SOFR (M)	6.00%		03/2028		1,523	1,507	(g)
										1,507		0.03%
Financial Services
Adonis Financial Funding, LLC							12/2026		420	180	(g)(i)
ASF COPPER, L.P.,			8.68%	EURIBOR (Q)	6.00%		08/2028		€137	148
ASF POLLOCK, L.P.,			10.60%	SOFR (Q)	6.00%		08/2028		272	272
ASF POLLOCK, L.P.,			8.68%	EURIBOR (Q)	6.00%		08/2028		€72	78
ASF VII WAGNER B L.P.,	United Kingdom		10.33%	SOFR (Q)	6.00%		08/2028		217	217
ASF VII WAGNER B L.P.,	United Kingdom		8.68%	EURIBOR (Q)	6.00%		08/2028		€140	151
ASF VII WAGNER L.P.,	United Kingdom		10.33%	SOFR (Q)	6.00%		08/2028		462	462
ASF VII WAGNER L.P.,	United Kingdom		8.68%	EURIBOR (Q)	6.00%		08/2028		€299	324
Cannon Bridge Designated Activity Company	Ireland		10.59% PIK	EURIBOR (S)	7.50%		10/2033		€926	1,001	(g)
Cannon Bridge Designated Activity Company	Ireland		5.74% PIK	EURIBOR (S)	2.65%		10/2033		€917	992	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
DFC Global Facility Borrower III LLC			13.07%	SOFR (M)	8.75%		01/2028		CAD	2,535	1,749	(g)
DFC Global Facility Borrower III LLC			7.18%	CORRA (M)	4.07%		01/2028		CAD	28,500	19,674	(g)
Harbourvest Global Private Equity Limited	Guernsey		7.81%	SOFR (Q)	3.50%		06/2029			9,600	9,600	(g)
Hg Saturn 2 SumoCo Limited	Guernsey		10.54% (7.25% PIK)	SOFR (Q)	6.25%		01/2027			18,516	18,516
Isthmus Capital LLC			9.50%				06/2030			3,859	3,859
MCF CLO 12 LLC			8.38%	SOFR (Q)	4.05%		02/2034			5,200	5,200	(g)
Sera 2021 LLC			10.04%	SOFR (Q)	5.75%		03/2026			199	199
Sunbit Receivables Trust IV			11.57%	SOFR (M)	7.25%		12/2026			3,000	3,000	(g)
											65,622		1.43%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/2026		SEK	31,362	2,971
Illinois Investment S.a.r.l.	Luxembourg		25.00%				04/2029		SEK	10,050	1,000
Invesco Vaf V Investments, LLC			11.50%				07/2028			3,333	3,333
Invesco Vaf V Investments, LLC			11.50%				07/2028			1,667	1,667
Pallas Funding Trust No.2	Australia		11.94%	BBSY (M)	7.85%		02/2027		AUD	3,586	2,241
Pallas Funding Trust No.2	Australia		7.24%	BBSY (M)	3.15%		10/2027		AUD	2,049	1,280
Pallas NZ Funding Trust No. 1	New Zealand		10.11%	BBSY (M)	6.15%		07/2026		NZD	3,980	2,260	(g)
											14,752		0.32%
Sports, Media and Entertainment
Orange Barrel Media, LLC/IKE Smart City, LLC			10.07%	SOFR (M)	5.75%		03/2027			4,784	4,784
Orange Barrel Media, LLC/IKE Smart City, LLC							03/2027			—	—	(g)
Orange Barrel Media, LLC/IKE Smart City, LLC			10.07%	SOFR (M)	5.75%		10/2027			3,504	3,504	(g)	0.18%
											8,288
Telecommunication Services
Switch Master Holdco, LLC			7.32%	SOFR (M)	3.00%		12/2025			1,979	1,979
Switch Master Holdco, LLC			7.32%	SOFR (S)	3.00%		12/2025			2,608	2,608
											4,587		0.10%

TOTAL PRIVATE ASSET-BACKED INVESTMENT (Cost $94,722)											94,756		2.07%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC			9.00% PIK			12/2020		37,749			1
Automotive Keys Investor, LLC			15.00% PIK			01/2023		25,000			—
											1		—%
Commercial and Professional Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
KBS Topco, LLC						03/2024		901,730		33	(f)(j)
Visual Edge Technology, Inc.			10.00% PIK			07/2023		13		112
Visual Edge Technology, Inc.						07/2023		17		—	(j)
WSC Ultimate Holdings, LLC		Class A	10.00% PIK			05/2024		1,020		111
										256		0.01%
Consumer Distribution and Retail
City Line Investments LLC		Class A	8.00% PIK			08/2023		30,038		34
GMP Hills, LP			8.00% PIK			11/2023		611,000		602
Metis Holdco, Inc.		Class A	7.00% PIK			05/2021		7,959		10,437
Monolith Brands Group, Inc.		Series A				04/2022		192,811		—	(j)
Phoenix YW Parent, Inc.		Class B	8.00% PIK			05/2024		248		474
Royal Parent, LP		Class A	10.00% PIK			07/2024		293,000		256
										11,803		0.26%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00% PIK			10/2020		50,000		130
Family First Bidco Limited	United Kingdom		12.50%			12/2022		20,838		1
Mustang Prospects Holdco, LLC		Class A				09/2024		48		41	(j)
OMERS Mahomes Investment Holdings LLC			15.00% PIK			07/2023		2		21
Redwood Services Holdco, LLC		Series D	8.00% PIK			12/2020		100,000		518
										711		0.02%
Financial Services
Aquarian Peninsula Holdings LLC			13.07% (15.06% PIK)	SOFR (Q)	10.50%	12/2022		35,481,024		40,660
ASE Royal Aggregator, LLC		Class A				07/2023		1,646,000		1,980	(j)
Corient Holdings, Inc.		Series A				05/2023		9,627		15,204	(j)
The Ultimus Group, LLC		Class A	8.00% PIK			02/2019		1		2
Tikehau Green Diamond II CFO Equity LP			7.75%			12/2024		2,126,841		2,240
Tikehau Ruby CLO Equity LP			12.61%	EURIBOR (Q)	10.00%	04/2024		2,714,577		1,758
Tikehau Topaz LP			13.29%	SOFR (Q)	9.00%	06/2024		2,473,140		2,017
TVG-TMG Holdings, LLC		Series A				03/2022		50		32	(j)
										63,893		1.40%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC		Series E-1	6.00% PIK			06/2022		76,779		—	(f)
Watermill Express Holdings, LLC		Class A	8.00% PIK			04/2021		5,000		109
										109		—%
Health Care Equipment and Services
Aerin Medical Inc.						12/2024		152,624		182	(j)
Evolent Health, Inc.		Series A	10.46%	SOFR (Q)	6.00%	01/2023		64		66

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
GMR Buyer Corp.			15.00% PIK			05/2024		38,889		44,243
Minerva Holdco, Inc.		Series A	10.75% PIK			02/2022		21,262		29,751
Olympia Acquisition, Inc.			15.59% PIK			02/2022		472		—
Olympia TopCo, L.P.			15.00% PIK			07/2021		2,184		—
OMERS Wildcats Investment Holdings LLC		Class A	15.00% PIK			08/2023		19		10
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00% PIK			12/2020		50		66
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00% PIK			06/2021		5,980		7,437
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00% PIK			10/2021		789		947
WSHP FC Holdings LLC						11/2024		5		—	(j)
										82,702		1.81%
Insurance
HIG Intermediate, Inc.			10.50% PIK			12/2024		5,290		5,379
High Street HoldCo LLC		Series A-1	10.00% PIK			01/2022		3,898,354		5,762
High Street HoldCo LLC		Series A-2	10.00% PIK			01/2022		789,494		1,152
High Street HoldCo LLC		Series A-3	10.00% PIK			01/2022		389,813		565
High Street HoldCo LLC		Series A-4	10.00% PIK			01/2022		1,480,301		2,125
High Street HoldCo LLC		Series A-5	10.00% PIK			01/2022		347,693		495
High Street HoldCo LLC		Series A-6	10.00% PIK			01/2022		660,617		933
High Street HoldCo LLC		Series A-7	10.00% PIK			01/2022		938,771		1,304
High Street HoldCo LLC		Series A-8	10.00% PIK			11/2022		409,637		520
High Street HoldCo LLC		Series A-9	10.00% PIK			11/2022		97,533		124
High Street HoldCo LLC		Series A-10	10.00% PIK			12/2022		253,585		318
High Street HoldCo LLC		Series A-11	10.00% PIK			12/2022		331,611		414
High Street HoldCo LLC		Series A-12	10.00% PIK			02/2023		702,235		869
High Street HoldCo LLC		Series A-13	10.00% PIK			04/2023		214,572		261
High Street HoldCo LLC		Series A-14	10.00% PIK			07/2023		136,546		162
High Street HoldCo LLC		Series A-15	10.00% PIK			07/2023		711,315		841
										21,224		0.46%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00% PIK			12/2020		50		37
Plaskolite PPC Blocker LLC			15.00% PIK			10/2023		1		—
										37		—%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Class A	8.00% PIK			09/2020		83		93
Cobalt Holdings I, LP			8.00% PIK			10/2021		50		8

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Cobalt Intermediate I, Inc.		Series A	13.75% PIK			10/2021		8,582		13,863
										13,964		0.30%
Real Estate Management and Development
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey		11.00%			08/2024		23,514,410		34,275
										34,275		0.75%
Software and Services
Activate holdings (US) Corp.			8.00% PIK			10/2023		50,000		68
Banyan Software Intermediate, Inc.			14.00% PIK			01/2025		17,849		17,998
CBTS TopCo, L.P.						12/2024		1,100,000		1,100	(j)
Cority Parent, Inc.	Canada	Class A-1	9.00% PIK			07/2019		50		270
DCert Preferred Holdings, Inc.		Series A	10.50% PIK			05/2021		22,284		24,491
Diligent Preferred Issuer, Inc.			10.50% PIK			04/2021		1,476		2,187
Eclipse Topco, Inc.			12.50% PIK			09/2024		118		1,228
EZ Elemica Holdings, Inc.						09/2019		50		69	(j)
GSV PracticeTek Holdings, LLC		Class A	8.00% PIK			03/2021		269,272		309
Insightful Science Holdings, LLC			14.00% PIK			04/2021		62,340		2,550
Knockout Intermediate Holdings I Inc.			15.03% PIK	SOFR (S)	10.75%	06/2022		4,598		6,384
Magic Topco, L.P.		Class A	9.00% PIK			09/2020		58		157
Packers Software Intermediate Holdings, Inc.		Series A	11.00% PIK			11/2020		50		73
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00% PIK			12/2020		18		26
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00% PIK			11/2021		24		30
PCMI Ultimate Holdings, LP			9.00% PIK			03/2025		145		145
Peachtree Parent, Inc.		Series A	13.25% PIK			03/2019		25		56
Project Essential Super Parent, Inc.			13.96% PIK	SOFR (Q)	9.50%	04/2021		2,963		4,769
Sunshine Software Holdings, Inc.		Series A	10.50% PIK			10/2021		15,929		17,928
SuperMoose NewCo, Inc.			15.00% PIK			04/2024		17,961		20,694
Titan DI Preferred Holdings, Inc.			13.50% PIK			02/2020		—		99
Wellington TopCo LP		Class A-2	8.00% PIK			06/2024		143,000		176
										100,807		2.20%
Sports, Media and Entertainment
CFC Funding LLC			9.75% PIK			07/2023		4,270		4,927
Fever Labs, Inc.						08/2024		59,428		338	(j)
League One Volleyball, Inc.		Series B				07/2023		194		2	(j)
League One Volleyball, Inc.						09/2024		67		1	(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
LiveBarn Inc.	Canada					08/2023		648,925		3,001	(j)
PFL MMA, Inc.		Series E				04/2022		7,823		25	(j)
PRG III, LLC		Class A	10.24% PIK			10/2020		2,250		—
										8,294		0.18%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/2024		1,371,829,990		—	(j)
										—		—%
Transportation
Neovia Acquisition, LLC		Class B	18.42% PIK			11/2022		718		1,126
										1,126		0.02%
Utilities
Ferrellgas, L.P.			8.96% (0.75% PIK)			03/2021		8,898		9,521
										9,521		0.21%

TOTAL PREFERRED STOCK (Cost $356,954)										348,723		7.62%

COMMON STOCK
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/2020		62,749		—	(d)(e)(j)
Clarience Technologies, LLC		Class A				02/2024		349		995	(d)(e)(j)
Highline PPC Blocker LLC						11/2020		500		94	(d)(e)(j)
Next Horizon Capital TireCo SPV, LP						03/2025		48,000		48	(d)(e)(j)
Sun TopCo, LP		Class A				09/2021		1,000		139	(d)(e)(j)
Victory Topco, LP		Class A-2				11/2023		2,510		502	(d)(e)(j)
										1,778		0.04%
Capital Goods
Dynamic NC Investment Holdings, LP						12/2020		50,000		73	(d)(e)(j)
GB Helios Holdings, L.P.		Series A				05/2024		59		91	(d)(e)(j)
HPCC Parent, Inc.						09/2024		148,775		1,411	(d)(e)(j)
IMPEL CV-B, LP						03/2025		130,381		130	(d)(e)(j)
Kene Holdings, L.P.		Class A				08/2019		50,000		96	(d)(e)(j)
OPH NEP Investment, LLC		Class B				05/2024		2		744	(d)(e)(j)
										2,545		0.06%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/2021		644		65	(d)(e)(j)
Bluejack Fire Holdings, LLC						01/2025		195		195	(d)(e)(j)
Capstone Parent Holdings, LP		Class A				11/2020		50		76	(d)(e)(j)
Drogon Aggregator LP		Class A-2				08/2024		186,000		198	(d)(e)(j)
Elliott Metron Co-Investor Aggregator L.P.						10/2022		1,000,000		1,501	(d)(e)(j)
GCM HVAC TOPCO, LLC		Class A				09/2024		743,243		1,107	(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
KBS Topco, LLC		Class A				03/2024		901,730		—	(d)(e)(f)(j)
KKR Nest Co-Invest L.P.						09/2021		50,000		68	(d)(e)(j)
Laboratories Topco LLC		Class A				07/2021		33,333		—	(d)(e)(j)
Landscape Parallel Partners, L.P.		Class A				12/2021		162		677	(d)(e)(j)
LBC Woodlands Holdings LP		Class A-1				07/2024		108,000		103	(d)(e)(j)
MS Precision Parent, LP						03/2025		179,000		179	(d)(e)(j)
New Insight Holdings, Inc.						07/2024		1,788		30	(d)(e)(f)(j)
PSP Registrar Co-Investment Fund, L.P.		Class A				08/2021		50,000		50	(d)(e)(j)
RC V Tecmo Investor LLC						08/2020		50,000		95	(d)(e)(j)
SSE Parent, LP		Class A-1				06/2020		25		—	(d)(e)(j)
SSE Parent, LP		Class A-2				06/2020		25		—	(d)(e)(j)
Unity Purchaser, LLC						01/2025		358,000		358	(d)(e)(j)
UPBW Blocker, LLC						03/2024		4,700		510	(d)(e)(j)
UPBW Blocker, LLC		Class Ares				09/2024		304		33	(e)(j)
WSC Ultimate Holdings, LLC		Class A				05/2024		95		12	(d)(e)(j)
										5,257		0.11%
Consumer Distribution and Retail
Arko Corp						12/2020		106		—	(d)(j)
Emerald Lake Pearl Acquisition-A, L.P.						07/2021		43,500		68	(d)(e)(j)
Fastsigns Holdings Inc.						03/2019		50		85	(d)(e)(j)
KCAKE Holdings Inc.						05/2021		50		66	(d)(e)(j)
LJ Perimeter Co-Invest, L.P.		Class A				10/2022		50,052		21	(d)(e)(j)
Marcone Yellowstone Holdings, LLC		Class A				06/2021		96		12	(d)(e)(j)
Metis Topco, LP						05/2021		50		75	(d)(e)(j)
REP WWP Coinvest IV, L.P.						01/2023		25,000		2	(d)(e)(j)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/2023		50,000		45	(d)(e)(j)
Shur-Co HoldCo, Inc.						06/2021		500		129	(d)(e)(j)
Stonecourt IV Partners LP						10/2021		2,423,676		1,720	(d)(e)(j)
ZB TopCo LLC		Class A				02/2022		50		70	(d)(e)(j)
										2,293		0.05%
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/2020		21,364		416	(d)(e)(j)
DRS Holdings I, Inc.						11/2019		50		48	(d)(e)(j)
SEP Diamond Fund, L.P.						06/2024		2,314,010		2,314	(d)(e)(j)
										2,778		0.06%
Consumer Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Aimbridge Topco, LLC						03/2025		11,970		701	(d)(e)(j)
Apex Service Partners Holdings, LLC		Series B				10/2023		44,263		1,726	(d)(e)(j)
BPCP Pinnacle Holdings, Inc.						10/2024		189		189	(d)(e)(j)
CMG Buyer Holdings, Inc.						05/2022		5		189	(d)(e)(j)
Family First Bidco Limited	United Kingdom					12/2022		176		—	(d)(e)(j)
GS SEER Group Holdings LLC		Class A				04/2023		25		20	(d)(e)(j)
IHS Parent Holdings, L.P.		Class A				12/2022		25,000		33	(d)(e)(j)
KKR Game Changer Co-Invest Feeder II L.P.						06/2024		467,000		503	(d)(e)(j)
LBC Breeze Holdings LLC		Class A				12/2021		50		29	(d)(e)(j)
Leviathan Holdings, L.P.						12/2022		38,000		49	(d)(e)(j)
Meaningful Partners Fitness Ventures Co-Investment LP						07/2024		686,000		825	(d)(e)(j)
Mustang Prospects Holdco, LLC		Class B				09/2024		48,120		17	(d)(e)(j)
Northwinds Services Group LLC						05/2023		60,684		97	(d)(e)(j)
OMERS Mahomes Investment Holdings LLC		Class A				11/2020		16		86	(d)(e)(j)
PestCo Holdings, LLC		Class A				01/2023		2		36	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		33,892		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		2,507,516		—	(d)(e)(j)
Vertex Service Partners Holdings, LLC		Class B				11/2023		33		65	(d)(e)(j)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/2021		50,000		143	(d)(e)(j)
ZBS Mechanical Group Co-Invest II Fund 2, LLC						02/2025		4,767		14	(d)(e)(j)
										4,722		0.10%
Energy
Enviva Inc.						12/2024		1,273,882		20,063	(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Galileo Co-Investment Trust I	New Zealand					07/2022		50,000		25	(d)(e)(j)
										20,088		0.44%
Financial Services
BCC Blueprint Investments, LLC						09/2021		861,643		882	(d)(e)(j)
Constellation Wealth Capital Fund, L.P.						01/2024		487,285		422	(d)(e)(j)
CWC Fund I Co-Invest (AlTi) LP						03/2024		3,276,000		3,617	(d)(e)(j)
CWC Fund I Co-Invest (Prism) LP						03/2024		2,374,000		2,530	(d)(e)(j)
Endeavor TopCo, Inc.		Class A				08/2024		323		317	(d)(e)(j)
GSM Rights Fund II LP						03/2025		224,189		224	(d)(e)(j)
GTCR (D) Investors LP						09/2023		38,463		65	(d)(e)(j)
Isthmus Capital LLC						06/2023		11		58	(d)(e)(j)
Kelso XI Tailwind Co-Investment, L.P.						09/2023		48,023		63	(d)(e)(j)
Linden Structured Capital Fund II-A LP						07/2024		297,298		249	(d)(e)(j)
Mars Downstop Loan Purchaser Trust		Class A	11.00%			02/2024		9,696,876		5,837	(d)(e)
MidOcean CLO Equity Fund I, LP			9.00%			10/2024		4,309,189		4,309	(d)(e)
PCS Parent, L.P.		Class A				03/2024		80,000		84	(d)(e)(j)
Sera 2021 LLC		Class A				03/2021		4		272	(d)(e)(j)
The Ultimus Group Aggregator, LP		Class A				02/2019		—		—	(d)(e)(j)
The Ultimus Group Aggregator, LP		Class B				02/2019		182		—	(d)(e)(j)
The Ultimus Group, LLC		Class B				02/2019		1,609		3	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2024		2,299,421		2,299	(d)(e)(j)
TVG-TMG Holdings, LLC						03/2022		50		—	(d)(e)(j)
WAAM Topco, LLC		Class A				06/2023		41,556		94	(e)(j)
Wellington-Altus Financial Inc.	Canada					08/2024		49,525		2,158	(d)(e)(j)
										23,483		0.51%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP						03/2025		588,000		588	(d)(e)(j)
PPC CHG Blocker LLC						12/2021		1		78	(d)(e)(j)
SBC Aggregator LP						02/2025		1,247		1,247	(d)(e)(j)
										1,913		0.04%
Health Care Equipment and Services
Asclepius Holdings LLC						02/2022		448		—	(d)(e)(j)
AVE Holdings LP		Class A				03/2024		402		—	(d)(e)(j)
AVE Holdings LP		Class C				11/2023		983		—	(d)(e)(j)
BCPE Co-Invest (A), LP		Class A				02/2022		45,000		58	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
BVI Group Limited						03/2025		532		710	(d)(e)(j)
CHPPR Holdings Inc.						12/2023		4,700		644	(e)(j)
Crown CT HoldCo Inc.		Class A				03/2022		5		58	(d)(e)(j)
Crown CT Management LLC						03/2022		1		9	(d)(e)(j)
KOLN Co-Invest Unblocked, LP		Class A				03/2023		50		59	(d)(e)(j)
Network Investco BV	Netherlands					07/2022		1,073,830		2,787	(d)(e)(j)
Olympia TopCo, L.P.		Class A				09/2019		50,000		—	(d)(e)(j)
OMERS Bluejay Investment Holdings LP		Class A				07/2018		25		47	(d)(e)(j)
OMERS Wildcats Investment Holdings LLC		Class A				10/2019		216		117	(d)(e)(j)
SiroMed Equity Holdings, LLC						03/2018		3,703		9	(d)(e)(j)
VPP Group Holdings, L.P.						12/2021		50		81	(d)(e)(j)
VPP Group Holdings, L.P.		Class A2				03/2023		—		—	(d)(e)(j)
WSHP FC Holdings LLC						07/2022		374		30	(d)(e)(j)
										4,609		0.10%
Household and Personal Products
CDI Holdings I Corp.						12/2021		50		37	(d)(e)(j)
RMCF V CIV XLIV, L.P.						08/2021		54		33	(d)(e)(j)
Silk Holdings I Corp.						05/2023		50		115	(d)(e)(j)
TCI Holdings, LP						11/2024		9,050		905	(d)(e)(j)
										1,090		0.02%
Insurance
CFCo, LLC		Class B				09/2023		5,035,395		—	(d)(e)(j)
High Street HoldCo LLC		Series A	10.00% PIK			04/2021		88,605		236	(d)(e)
High Street HoldCo LLC		Series C	10.00% PIK			04/2021		563,740		1,503	(d)(e)
INSZ Holdings, LLC						11/2022		31,139		46	(d)(e)(j)
INSZ Holdings, LLC						11/2023		1,073,000		1,571	(d)(e)(j)
Maple Acquisition Holdings, LP		Class A2				11/2023		13,871		280	(d)(e)(j)
Rocket Co-Invest, SLP	Luxembourg					03/2024		188,027		263	(d)(e)(j)
SageSure LLC		Series A				02/2022		3		259	(d)(e)(j)
										4,158		0.09%
Materials
Adonis Acquisition Holdings Parent LLC						02/2025		66,089		3,244	(d)(e)(j)
ASP-r-pac Holdings LP		Class A				12/2021		514		57	(d)(e)(j)
KNPAK Holdings, LP		Class A				07/2019		100,000		108	(d)(e)(j)
Meyer Parent, LLC						02/2024		12,000		14	(d)(e)(j)
NCP MSI Co-Invest, LP						03/2025		130,000		130	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Novipax Parent Holding Company, L.L.C.		Class C				12/2020		50		—	(d)(e)(j)
Plaskolite PPC Blocker LLC						12/2018		10		—	(d)(e)(j)
										3,553		0.08%
Pharmaceuticals, Biotechnology and Life Sciences
Cobalt Holdings I, LP		Class A				10/2021		500		84	(d)(e)(j)
Creek Feeder, L.P.						12/2024		1,447,000		1,578	(d)(e)(j)
WCI-BXC Investment Holdings, L.P.						11/2023		126,000		125	(d)(e)(j)
										1,787		0.04%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					09/2021		4,081		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					05/2022		106,292		—	(d)(e)(j)
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey					08/2024		40,631		—	(d)(e)(j)
										—		—%
Software and Services
APG Holdings, LLC		Class A				01/2020		50,000		32	(d)(e)(j)
Astorg VII Co-Invest ERT	Luxembourg					01/2020		1,208,500		2,370	(d)(e)(j)
Avaya Holdings Corp.						0		2,607		16	(j)
Avaya Holdings Corp.						0		76,384		484	(j)
Bobcat Topco, L.P.		Class A-1				06/2023		56,770		50	(d)(e)(j)
Consilio Investment Holdings, L.P.		Series A				09/2022		243		5	(d)(e)(j)
Consilio Investment Holdings, L.P.						05/2021		5,038		96	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Cority Parent, Inc.	Canada	Class B-1				07/2019		47,536		3	(d)(e)(j)
Denali Apexco LP		Class A				09/2021		50,000		89	(d)(e)(j)
Destiny Digital Holdings, L.P.						05/2021		3,076		51	(d)(e)(j)
Eclipse Investor Parent, L.P.		Class A				09/2024		102		107	(d)(e)(j)
Elliott Alto Co-Investor Aggregator L.P.						09/2022		500,000		1,442	(d)(e)(j)
EQT IX Co-Investment (E) SCSP						04/2021		5,000		96	(d)(e)(j)
H&F Unite Partners, L.P.						05/2019		50,032		115	(d)(e)(j)
Insight PDI Holdings, LLC		Class A				03/2019		26,548		63	(d)(e)(j)
Magic Topco, L.P.		Class B				09/2020		12,975		—	(d)(e)(j)
Magnesium Co- Invest SCSp	Luxembourg					05/2022		5		55	(d)(e)(j)
Paradigmatic Holdco LLC						08/2024		1,057,325		2,133	(d)(e)(j)
PCMI Ultimate Holdings, LP						03/2025		34,526		—	(d)(e)(j)
PS Co-Invest, L.P.						03/2021		50,000		108	(d)(e)(j)
RMCF VI CIV XLVIII, L.P.						06/2022		64,827		98	(d)(e)(j)
RMS Group Holdings, Inc.						12/2021		6		35	(d)(e)(j)
Rocket Parent, LLC		Class A				10/2021		74,502		240	(d)(e)(j)
Skywalker TopCo, LLC						11/2020		25,407		156	(d)(e)(j)
Sunshine Software Holdings, Inc.		Class A-1				10/2021		5,000		59	(d)(e)(j)
WP Victors Co-Investment, L.P.						08/2024		461,000		502	(d)(e)(j)
										8,405		0.18%
Sports, Media and Entertainment
County Line South Properties, LLC						12/2024		8		1,660	(d)(e)(j)
Dolphin Center Properties, LLC						12/2024		8		410	(d)(e)(j)
Dundee Eros, LP						11/2024		1,483,000		1,483	(d)(e)(j)
Eagle Football Holdings Limited	United Kingdom					09/2023		14		39	(d)(e)(j)
FinEquity Holdings, LLC						12/2024		8		56,917	(d)(e)(j)
Sandlot Action Sports, LLC						05/2024		3,384		25	(d)(e)(j)
South Florida Motorsports, LLC						12/2024		8		1,724	(d)(e)(j)
Stadium Coinvest (B)-III, L.P.						02/2025		650,000		650	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class A				06/2021		491,621		696	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class B				06/2021		491,621		696	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class C				06/2021		491,621		696	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class D				06/2021		491,621		695	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class E				06/2021		491,621		695	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Storm Investment S.a.r.l.	Luxembourg	Class F				06/2021		491,621		695	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class G				06/2021		491,621		695	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class H				06/2021		491,621		695	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class I				06/2021		491,621		695	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					06/2021		590		41	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					04/2022		25,565		—	(d)(e)(j)
										69,207		1.51%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/2022		365		57	(d)(e)(j)
Repairify Holdings, LLC		Class A				06/2021		1,655		20	(d)(e)(j)
										77		—%
Transportation
Neovia Acquisition, LLC						11/2022		6		17	(e)(j)
										17		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/2021		149,776		25,030	(d)(e)(j)
										25,030		0.55%

TOTAL COMMON STOCK (Cost $149,596)										182,790		3.99%

WARRANTS(d)(j)
Commercial and Professional Services
New Insight Holdings, Inc.						07/2024	07/2028	5,104		—	(e)(f)
Priority Waste Super Holdings, LLC						08/2023	08/2036	4,247		503	(e)
Priority Waste Super Holdings, LLC						06/2024	06/2036	1,937		229	(e)(f)
Visual Edge Technology, Inc.						03/2018	08/2030	27,334		—	(e)
										732		0.02%
Consumer Discretionary Distribution and Retail
Arko Corp						12/2020	12/2025	55		—
										—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/2022	06/2032	31,842		—	(e)(f)
										—		—%
Health Care Equipment and Services
Air Medical Buyer Corp						03/2018	03/2028	122		—	(e)
CHPPR Holdings Inc.						12/2023	06/2029	13,942		751	(e)
CHPPR Holdings Inc.						12/2023	06/2029	6,604		256	(e)
CHPPR Holdings Inc.						12/2023	06/2029	7,625		1,044	(e)
CHPPR Holdings Inc.						12/2023	06/2029	3,054		418	(e)
GMR Buyer Corp.						12/2021	12/2031	1,927		6	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
GMR Buyer Corp.						05/2024	05/2031	959,055		3,146	(e)
Nomi Health, Inc.						07/2023	07/2033	2,174		—	(e)
Nomi Health, Inc.						06/2024	06/2034	4,857		1	(e)
										5,622		0.12%
Insurance
SelectQuote, Inc.						10/2024	10/2028	57,965		—	(e)
										—		—%
Software and Services
ID.me, Inc.						01/2025	01/2035	1,198,188		1,663	(e)
										1,663		0.04%
Sports, Media and Entertainment
Eagle Football Holdings Limited						12/2022	11/2028	5		50	(e)
Eagle Football Holdings Limited						12/2022	11/2028	5		17	(e)
League One Volleyball, Inc.						01/2025	01/2030	8		—	(e)
PFL MMA, Inc.						01/2021	01/2027	115,111		—	(e)
PFL MMA, Inc.						11/2022	11/2029	2,457		—	(e)
										67		—%

TOTAL WARRANTS (Cost $2,641)										8,084		0.18%

Total Investments - (Cost $6,662,910)										6,619,962		144.57%

Other Assets in Excess of Liabilities										(2,040,735)		(44.57)%

NET ASSETS										$4,579,227		100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. dollars unless otherwise noted.

(b)Variable rate loans to the Fund's portfolio companies bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option, which reset semi-annually (S), quarterly (Q), bi-monthly (B), or monthly (M). SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2025.

(c)Variable rate coupon rate shown as of March 31, 2025.

(d)These investments, which as of March 31, 2025 represented 141.72% of the Fund's net assets or 98.03% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated schedule of investments).

(f)These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)As of March 31, 2025, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
3 Step Sports LLC	1st Lien Delay Draw Term Loan	$1,498	$—	$1,498
3 Step Sports LLC	1st Lien Revolving Loan	124	—	124
760203 N.B. LTD.	1st Lien Revolving Loan	1,394	—	1,394
Accession Risk Management Group, Inc.	1st Lien Delay Draw Term Loan	388	—	388
Accession Risk Management Group, Inc.	1st Lien Revolving Loan	136	—	136
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	492	—	492
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
ADMA BIOLOGICS, INC.	1st Lien Revolving Loan	1	(1)	—
ADONIS ACQUISITION HOLDINGS LLC	1st Lien Delay Draw Term Loan	760	—	760
ADONIS ACQUISITION HOLDINGS LLC	1st Lien Revolving Loan	1	(1)	—
Adonis Bidco, Inc.	1st Lien Delay Draw Term Loan	15,005	—	15,005
Adonis Bidco, Inc.	1st Lien Revolving Loan	5,688	—	5,688
Adonis Financial Funding, LLC	1st Lien Revolving Loan	420	(420)	—
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,006	—	1,006
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597
Aerin Medical Inc.	1st Lien Delay Draw Term Loan	1,131	—	1,131
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,789	—	1,789
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	2,160	—	2,160

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	—	463
Alcami Corporation	1st Lien Revolving Loan	27	(2)	25
Aldinger Company	1st Lien Delay Draw Term Loan	510	—	510
Aldinger Company	1st Lien Revolving Loan	304	—	304
AMCP Clean Acquisition Company, LLC	1st Lien Delay Draw Term Loan	537	—	537
AmeriVet Partners Management, Inc.	Subordinated Delay Draw Term Loan	867	—	867
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Andwis Group Limited	1st Lien Delay Draw Term Loan	327	—	327
Antea Group Holding B.V.	1st Lien Delay Draw Term Loan	2,704	—	2,704
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,082	—	1,082
Apex Service Partners, LLC	1st Lien Delay Draw Term Loan	2,237	—	2,237
Apex Service Partners, LLC	1st Lien Revolving Loan	2,132	(1,805)	327
Applied Technical Services, LLC	1st Lien Delay Draw Term Loan	417	—	417
Applied Technical Services, LLC	1st Lien Revolving Loan	910	(910)	—
Aptean, Inc.	1st Lien Delay Draw Term Loan	2,353	—	2,353
Aptean, Inc.	1st Lien Revolving Loan	373	—	373
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	(33)	17
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	4,691	—	4,691
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,653	(529)	1,124
Arete Bidco Limited	1st Lien Delay Draw Term Loan	1,833	—	1,833
Argenbright Holdings V, LLC	Subordinated Delay Draw Term Loan	18	—	18
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artivion, Inc.	1st Lien Delay Draw Term Loan	1,199	—	1,199
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,671	—	1,671
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	267	—	267
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(386)	453
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	250	(75)	175
AX VI INV3 Holding AB	1st Lien Delay Draw Term Loan	1,784	—	1,784
Badia Spices, LLC	1st Lien Revolving Loan	526	—	526
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	—	212
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	1,964	—	1,964
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	1,562	—	1,562
Banyan Software Holdings, LLC	1st Lien Revolving Loan	509	—	509
BCPE Pequod Buyer, Inc.	1st Lien Revolving Loan	3,003	—	3,003
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	6,106	—	6,106
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	205	—	205
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(73)	189
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGI Purchaser, Inc.	1st Lien Revolving Loan	4,674	(3,012)	1,662
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	811	—	811
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	—	709
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)	1st Lien Revolving Loan	759	(670)	89
Bluejack Fire Acquisition, INC	1st Lien Delay Draw Term Loan	1,416	—	1,416
Bluejack Fire Acquisition, INC	1st Lien Revolving Loan	294	—	294
BNZ TopCo B.V.	Subordinated Delay Draw Term Loan	7,283	—	7,283

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
BradyIFS Holdings, LLC	1st Lien Delay Draw Term Loan	450	—	450
BrightStar Group Holdings, Inc.	1st Lien Revolving Loan	569	—	569
Bumble Bidco Limited	1st Lien Delay Draw Term Loan	2,152	—	2,152
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	470	—	470
BVI Medical, Inc.	1st Lien Delay Draw Term Loan	850	—	850
BVI Medical, Inc.	1st Lien Revolving Loan	1,586	—	1,586
Cambrex Corporation	1st Lien Delay Draw Term Loan	5,454	—	5,454
Cambrex Corporation	1st Lien Revolving Loan	5,889	—	5,889
Cannon Bridge Designated Activity Company	1st Lien Revolving Loan	8,465	(1,993)	6,472
Capnor Connery Bidco A/S	1st Lien Delay Draw Term Loan	680	—	680
Capstone Acquisition Holdings, Inc.	1st Lien Delay Draw Term Loan	518	—	518
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Capstone Acquisition Holdings, Inc.	2nd Lien Delay Draw Term Loan	1,668	—	1,668
Captive Resources Midco, LLC	1st Lien Revolving Loan	185	—	185
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
CBTS BORROWER, LLC	1st Lien Delay Draw Term Loan	1,900	—	1,900
CC Globe Holding II A/S	1st Lien Delay Draw Term Loan	549	—	549
Celnor Group Limited	1st Lien Delay Draw Term Loan	270	—	270
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
Cezanne Bidco	1st Lien Delay Draw Term Loan	3,973	—	3,973
CFG Investments WH Limited	1st Lien Revolving Loan	5,100	(1,523)	3,577
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Chillaton Bidco Limited	1st Lien Delay Draw Term Loan	1,315	—	1,315
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(260)	156
Cliffwater LLC	1st Lien Revolving Loan	58	—	58
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,690	—	1,690
CMG HoldCo, LLC	1st Lien Revolving Loan	1,397	(378)	1,019
Cobalt Buyer Sub, Inc.	1st Lien Delay Draw Term Loan	2,156	—	2,156
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,194	(119)	1,075
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	97	—	97
Collision SP Subco, LLC	1st Lien Revolving Loan	74	(11)	63
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(450)	450
Comprehensive EyeCare Partners, LLC	1st Lien Revolving Loan	1	(1)	—
Consilio Midco Limited	1st Lien Delay Draw Term Loan	298	—	298
Consilio Midco Limited	1st Lien Revolving Loan	705	(640)	65
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	1,504	—	1,504
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(22)	78
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
Cradle Lux Bidco S.a r.l	1st Lien Delay Draw Term Loan	983	—	983
Creek Parent, Inc.	1st Lien Revolving Loan	7,992	—	7,992
Crossco (1469) Limited	1st Lien Delay Draw Term Loan	999	—	999
Crown CT Parent Inc.	1st Lien Revolving Loan	904	(482)	422
CST Holding Company	1st Lien Revolving Loan	79	—	79

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	5,098	—	5,098
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
Databricks, Inc.	1st Lien Delay Draw Term Loan	17	—	17
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Davidson Hotel Company LLC	1st Lien Delay Draw Term Loan	1,084	—	1,084
Davidson Hotel Company LLC	1st Lien Revolving Loan	567	(170)	397
DecoPac, Inc.	1st Lien Revolving Loan	3,737	(1,038)	2,699
Demakes Borrower, LLC	1st Lien Delay Draw Term Loan	270	—	270
Denali Holdco LLC	1st Lien Delay Draw Term Loan	1,394	—	1,394
Denali Holdco LLC	1st Lien Revolving Loan	1,108	—	1,108
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	27,850	(21,566)	6,261
Diamond Mezzanine 24 LLC	1st Lien Delay Draw Term Loan	1,163	—	1,163
Diamond Mezzanine 24 LLC	1st Lien Revolving Loan	321	—	321
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
Diligent Corporation	1st Lien Revolving Loan	669	—	669
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,626	—	2,626
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	2,358	—	2,358
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	(24)	176
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
Draken Bidco Limited	1st Lien Delay Draw Term Loan	1,440	—	1,440
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	722	—	722
Drogon Bidco Inc.	1st Lien Revolving Loan	445	—	445
DRS Holdings III, Inc.	1st Lien Revolving Loan	183	—	183
DuraServ LLC	1st Lien Delay Draw Term Loan	220	—	220
DuraServ LLC	1st Lien Revolving Loan	227	—	227
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,608	(969)	639
EC Partners Spanish Bidco, S.L.U.	1st Lien Delay Draw Term Loan	601	—	601
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	4,456	—	4,456
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	179	—	179
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	327	—	327
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
Einstein Parent, Inc.	1st Lien Revolving Loan	537	—	537
Elemica Parent, Inc.	1st Lien Revolving Loan	1,358	(1,267)	91
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(404)	227
EMB Purchaser, Inc.	1st Lien Delay Draw Term Loan	25,088	—	25,088
EMB Purchaser, Inc.	1st Lien Revolving Loan	6,840	—	6,840
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	68	—	68
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	166	—	166
Enverus Holdings, Inc.	1st Lien Revolving Loan	1,053	—	1,053
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	3,587	—	3,587
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	1,044	—	1,044
eResearchTechnology, Inc.	1st Lien Delay Draw Term Loan	8,330	—	8,330
eResearchTechnology, Inc.	1st Lien Revolving Loan	2,724	—	2,724

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ESHA Research, LLC	1st Lien Revolving Loan	76	(65)	11
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179
Essential Services Holding Corporation	1st Lien Revolving Loan	2,612	(418)	2,194
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	173	—	173
EuroParcs Topholding B.V.	1st Lien Delay Draw Term Loan	295	—	295
Evolent Health LLC	1st Lien Revolving Loan	4	(2)	2
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	122	—	122
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	420	—	420
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	1,635	—	1,635
Fever Labs, Inc.	1st Lien Revolving Loan	2,243	(1,307)	936
Finastra USA, Inc.	1st Lien Revolving Loan	2,178	—	2,178
Firebird Acquisition Corp, Inc.	1st Lien Delay Draw Term Loan	1,511	—	1,511
Firebird Acquisition Corp, Inc.	1st Lien Revolving Loan	473	—	473
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	1,043	—	1,043
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	140	(141)	—
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,658	—	1,658
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(3,000)	—
Flint Opco, LLC	1st Lien Delay Draw Term Loan	510	—	510
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,665	(1,110)	555
Forward Keystone Holdings, LP	1st Lien Delay Draw Term Loan	1,374	—	1,374
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	788	—	788
Foundation Risk Partners, Corp.	1st Lien Delay Draw Term Loan	614	—	614
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,847	—	3,847
Frontline Road Safety Operations, LLC	1st Lien Delay Draw Term Loan	6,670	—	6,670
Frontline Road Safety Operations, LLC	1st Lien Revolving Loan	5,513	—	5,513
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,270	—	1,270
Galway Borrower LLC	1st Lien Revolving Loan	1,143	(374)	769
Gapco Aiv Interholdco (CP), L.P.	1st Lien Delay Draw Term Loan	4,200	—	4,200
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	5,987	—	5,987
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	357	—	357
Generator Buyer, Inc.	1st Lien Revolving Loan	206	—	206
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	225	—	225
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	69	—	69
Global Music Rights, LLC	1st Lien Revolving Loan	6,442	—	6,442
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,114	—	1,114
Goldeneye Parent, LLC	1st Lien Revolving Loan	373	—	373
GraphPAD Software, LLC	1st Lien Delay Draw Term Loan	3,948	—	3,948
GraphPAD Software, LLC	1st Lien Revolving Loan	1,836	—	1,836
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	42	—	42
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	2,017	—	2,017
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,202	—	1,202
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	316	—	316
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	679	—	679
Hanger, Inc.	1st Lien Delay Draw Term Loan	97	—	97
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(9,600)	14,400
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	779	—	779
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Revolving Loan	2	—	2
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	989	—	989
HH-Stella, Inc.	1st Lien Revolving Loan	444	(127)	317
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	368	—	368
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	1,629	—	1,629
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	44	—	44
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Horizon CTS Buyer, LLC	1st Lien Delay Draw Term Loan	1,030	—	1,030
Horizon CTS Buyer, LLC	1st Lien Revolving Loan	1,385	(111)	1,274
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	557	—	557
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	715	—	715
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	—	2,102
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
ID.me, Inc.	1st Lien Delay Draw Term Loan	4,617	—	4,617
ID.me, Inc.	1st Lien Revolving Loan	2,309	—	2,309
IFH Franchisee Holdings, LLC	1st Lien Delay Draw Term Loan	880	—	880
IFH Franchisee Holdings, LLC	1st Lien Revolving Loan	1,737	(1,158)	579
IGEA BIDCO S.P.A	1st Lien Delay Draw Term Loan	944	—	944
Indigo Acquisition B.V.	1st Lien Delay Draw Term Loan	352	—	352
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	4,015	—	4,015
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	455	(170)	285
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	9,622	—	9,622
Inszone Mid, LLC	1st Lien Revolving Loan	1,215	—	1,215
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
IQN Holding Corp.	1st Lien Revolving Loan	628	(356)	272
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,305	(146)	1,159
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(184)	276
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	5,442	—	5,442
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	713	—	713
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
Keystone Agency Partners LLC	1st Lien Delay Draw Term Loan	949	—	949
Keystone Agency Partners LLC	1st Lien Revolving Loan	20	—	20
Kings Buyer, LLC	1st Lien Revolving Loan	187	(59)	128
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Revolving Loan	1,585	(1,147)	429
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	564	—	564
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	—	611
League One Volleyball Clubs, LLC	1st Lien Delay Draw Term Loan	3	—	3
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	3,022	—	3,022
Legends Hospitality Holding Company, LLC	1st Lien Delay Draw Term Loan	354	—	354
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	600	(279)	321
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	12	(3)	9

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	279	—	279
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	365	—	365
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
LivTech Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,474	—	1,474
LivTech Purchaser, Inc.	1st Lien Revolving Loan	384	—	384
LJo Finco AB	1st Lien Delay Draw Term Loan	4,787	—	4,787
LJo Finco AB	1st Lien Revolving Loan	2,340	(592)	1,747
Magellan Bidco	1st Lien Delay Draw Term Loan	180	—	180
Majesco	1st Lien Revolving Loan	624	—	624
Maverick Acquisition, Inc.	1st Lien Delay Draw Term Loan	30	—	30
Mavis Tire Express Services Topco, Corp.	1st Lien Revolving Loan	1	(1)	—
MCF CLO 12 LLC	1st Lien Delay Draw Term Loan	5,200	—	5,200
MEDLAR BIDCO LIMITED	1st Lien Delay Draw Term Loan	12,420	—	12,420
Metatiedot Bidco Oy	1st Lien Delay Draw Term Loan	917	—	917
Metatiedot Bidco Oy	1st Lien Revolving Loan	608	—	608
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	107	—	107
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	(76)	114
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	—	1,009
Mountaineer Merger Corporation	1st Lien Revolving Loan	5,375	(4,237)	1,138
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	862	—	862
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	115	(29)	86
MRI Software LLC	1st Lien Revolving Loan	541	(30)	511
Msis Holdings, Inc.	1st Lien Delay Draw Term Loan	1,164	—	1,164
Msis Holdings, Inc.	1st Lien Revolving Loan	830	—	830
Mustang Prospects Purchaser, LLC	1st Lien Delay Draw Term Loan	328	—	328
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	(17)	267
NCP-MSI Buyer, Inc.	1st Lien Delay Draw Term Loan	998	—	998
NCP-MSI Buyer, Inc.	1st Lien Revolving Loan	1,031	(266)	765
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,172	—	1,172
Nelipak Holding Company	1st Lien Revolving Loan	537	(199)	338
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	4,473	—	4,473
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Network Bidco B.V.	1st Lien Delay Draw Term Loan	1,463	—	1,463
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	786	—	786
New Churchill Holdco LLC	1st Lien Revolving Loan	151	—	151
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	470	(311)	163
North American Science Associates, LLC	1st Lien Revolving Loan	2,499	(2,499)	—
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	1,151	—	1,151
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	(3)	10
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	483	—	483
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	458	(239)	219
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Delay Draw Term Loan	28	—	28
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Revolving Loan	621	—	621
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	1,872	—	1,872
Northwinds Holding, Inc.	1st Lien Revolving Loan	884	(442)	442
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	361	—	361
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	114	(34)	80

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Odevo AB	1st Lien Delay Draw Term Loan	539	—	539
OLIFAN GROUP PARTNERS	1st Lien Delay Draw Term Loan	386	—	386
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	878	—	878
Optio Group Limited	1st Lien Delay Draw Term Loan	1,555	—	1,555
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Delay Draw Term Loan	3,032	—	3,032
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Revolving Loan	2,080	—	2,080
Pallas NZ Funding Trust No. 1	1st Lien Revolving Loan	2,259	(2,260)	—
Panther NewCo	1st Lien Delay Draw Term Loan	1,286	—	1,286
Paragon 28, Inc.	1st Lien Delay Draw Term Loan	1,217	—	1,217
Paragon 28, Inc.	1st Lien Revolving Loan	2	(1)	1
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Delay Draw Term Loan	1,516	—	1,516
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Revolving Loan	1,075	(11)	1,064
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	722	—	722
Pathstone Family Office LLC	1st Lien Revolving Loan	629	—	629
Patriot Container Corp.	1st Lien Delay Draw Term Loan	2,252	—	2,252
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	(125)	125
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	227	—	227
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCMI Parent, LLC	1st Lien Revolving Loan	600	—	600
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	173	—	173
PCS Midco, Inc.	1st Lien Revolving Loan	74	(13)	61
PDDS Holdco, Inc.	1st Lien Delay Draw Term Loan	119	—	119
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	(17)	41
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	(25)	160
People Corporation	1st Lien Delay Draw Term Loan	4,856	—	4,856
People Corporation	1st Lien Revolving Loan	625	(335)	289
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	1,062	—	1,062
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
PestCo, LLC	1st Lien Delay Draw Term Loan	99	—	99
PestCo, LLC	1st Lien Revolving Loan	2	—	2
Phoenix YW Buyer, Inc.	1st Lien Revolving Loan	979	—	979
Pinnacle MEP Intermediate Holdco LLC	1st Lien Delay Draw Term Loan	1,462	—	1,462
Pinnacle MEP Intermediate Holdco LLC	1st Lien Revolving Loan	518	(138)	380
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529
PracticeTek Purchaser, LLC	1st Lien Delay Draw Term Loan	2,254	—	2,254
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
Precision Concepts International LLC	1st Lien Revolving Loan	312	(91)	221
Premier Specialties, Inc.	1st Lien Revolving Loan	386	(193)	193
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	511	—	511
Premiere Buyer, LLC	1st Lien Revolving Loan	891	—	891
Premise Health Holding Corp.	1st Lien Revolving Loan	387	—	387
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	441	—	441
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(2)	—
ProfitSolv Purchaser, Inc.	1st Lien Delay Draw Term Loan	390	—	390
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	808	(411)	397
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Parent, Inc.	1st Lien Delay Draw Term Loan	645	—	645
PSC Parent, Inc.	1st Lien Revolving Loan	993	(741)	252
PumpTech, LLC	1st Lien Delay Draw Term Loan	1,456	—	1,456
PumpTech, LLC	1st Lien Revolving Loan	454	—	454
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	1,740	—	1,740
Pye-Barker Fire & Safety, LLC	1st Lien Revolving Loan	689	(86)	603
QBS Parent, Inc.	1st Lien Revolving Loan	488	—	488
QF Holdings, Inc.	1st Lien Revolving Loan	317	(95)	222
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	222	—	222
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Radius Aerospace Europe Limited	1st Lien Revolving Loan	481	(482)	—
Radius Aerospace, Inc.	1st Lien Revolving Loan	860	(344)	516
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	1,679	—	1,679
Raven Acquisition Holdings, LLC	1st Lien Delay Draw Term Loan	544	—	544
Raven Acquisition Holdings, LLC	1st Lien Revolving Loan	1,424	—	1,424
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	3,148	(2,437)	711
RB Holdings Interco, LLC	1st Lien Revolving Loan	697	(337)	360
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Revolving Loan	6,036	(1,713)	4,323
Redwood Services, LLC	1st Lien Delay Draw Term Loan	1,154	—	1,154
Redwood Services, LLC	1st Lien Revolving Loan	282	(106)	176
Registrar Intermediate, LLC	1st Lien Delay Draw Term Loan	558	—	558
Registrar Intermediate, LLC	1st Lien Revolving Loan	782	(226)	573
Relativity ODA LLC	1st Lien Revolving Loan	2	—	2
Repairify, Inc.	1st Lien Revolving Loan	766	(766)	—
Revalize, Inc.	1st Lien Revolving Loan	227	(136)	91
Revival Animal Health, LLC	1st Lien Revolving Loan	307	(31)	276
RFS Opco LLC	1st Lien Delay Draw Term Loan	1,086	—	1,086
Ristretto Bidco B.V.	1st Lien Delay Draw Term Loan	3,887	—	3,887
Ristretto Bidco B.V.	1st Lien Revolving Loan	3,531	—	3,531
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	311	(147)	164
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	1,345	—	1,345
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	481	—	481
Runway Bidco, LLC	1st Lien Delay Draw Term Loan	258	—	258
Runway Bidco, LLC	1st Lien Revolving Loan	116	—	116
RWA Wealth Partners, LLC	1st Lien Delay Draw Term Loan	2,366	—	2,366
RWA Wealth Partners, LLC	1st Lien Revolving Loan	744	—	744
Sabseg Group, S.L.	1st Lien Delay Draw Term Loan	9,768	—	9,768
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	7,492	—	7,492
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Saldon Holdings, Inc.	1st Lien Revolving Loan	470	(59)	411
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Saturn Purchaser Corp.	1st Lien Delay Draw Term Loan	52	—	52
Saturn Purchaser Corp.	1st Lien Revolving Loan	14	—	14
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	662	—	662
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	(180)	540

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delay Draw Term Loan	83	—	83
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	8,536	—	8,536
Severin Acquisition, LLC	1st Lien Revolving Loan	5,767	(865)	4,902
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	4,601	—	4,601
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	2,479	(1,942)	537
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	2,068	—	2,068
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	82	—	82
Silk Holdings III Corp.	1st Lien Revolving Loan	12,036	(7,449)	4,587
Smarsh Inc.	1st Lien Delay Draw Term Loan	896	—	896
Smarsh Inc.	1st Lien Revolving Loan	680	(91)	589
Solar Bidco Limited	1st Lien Delay Draw Term Loan	806	—	806
Spaceship Purchaser, Inc.	1st Lien Delay Draw Term Loan	4,397	—	4,397
Spaceship Purchaser, Inc.	1st Lien Revolving Loan	1,411	—	1,411
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spindrift Beverage Co., Inc.	1st Lien Delay Draw Term Loan	195	—	195
Spindrift Beverage Co., Inc.	1st Lien Revolving Loan	351	(25)	326
Spruce Bidco II Inc.	1st Lien Revolving Loan	11,657	—	11,657
ST Athena Global LLC	1st Lien Delay Draw Term Loan	174	—	174
ST Athena Global LLC	1st Lien Revolving Loan	696	(232)	464
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	310	—	310
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	1,172	—	1,172
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	13,063	—	13,063
Sun Acquirer Corp.	1st Lien Revolving Loan	1,638	—	1,638
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,000	(3,000)	2,000
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	2	(1)	1
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	1,528	—	1,528
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	—	653
Superman Holdings, LLC	1st Lien Delay Draw Term Loan	1,024	—	1,024
Superman Holdings, LLC	1st Lien Revolving Loan	1,259	—	1,259
Supplying Demand, Inc.	1st Lien Revolving Loan	6,256	(1,514)	4,742
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	357	—	357
SV Newco 2, Inc.	1st Lien Revolving Loan	588	—	588
Symplr Software Inc.	1st Lien Revolving Loan	2	(1)	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(93)	911
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	980	—	980
TCI Buyer LLC	1st Lien Delay Draw Term Loan	6,705	—	6,705
TCI Buyer LLC	1st Lien Revolving Loan	3,017	—	3,017
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	2,683	—	2,683
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	5,995	(3,384)	2,611
Telle Tire & Auto Service, LLC	1st Lien Delay Draw Term Loan	402	—	402
Telle Tire & Auto Service, LLC	1st Lien Revolving Loan	70	—	70
The Hiller Companies, LLC	1st Lien Delay Draw Term Loan	784	—	784
The Hiller Companies, LLC	1st Lien Revolving Loan	965	—	965
The Mather Group, LLC	1st Lien Revolving Loan	750	(325)	425
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	448	—	448
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	537	—	537
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	(20)	80

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Transit Technologies LLC	1st Lien Delay Draw Term Loan	929	—	929
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	442	—	442
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,333	(89)	1,244
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	653	(83)	570
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	79	—	79
Two Six Labs, LLC	1st Lien Delay Draw Term Loan	3,768	—	3,768
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	(1,229)	1,332
Unifi Aviation North America, LLC	1st Lien Delay Draw Term Loan	565	—	565
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	—	1
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	1,384	—	1,384
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	168	(50)	118
Unity Purchaser, LLC	1st Lien Delay Draw Term Loan	1,455	—	1,455
Unity Purchaser, LLC	1st Lien Revolving Loan	424	—	424
UP Intermediate II LLC	1st Lien Revolving Loan	326	—	326
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Vamos Bidco, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
Vamos Bidco, Inc.	1st Lien Revolving Loan	334	—	334
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	3,207	—	3,207
Verista, Inc.	1st Lien Revolving Loan	2,000	(167)	1,833
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	4,842	—	4,842
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(74)	136
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,291	—	2,291
Victors Purchaser, LLC	1st Lien Revolving Loan	2,223	—	2,223
Viper Bidco, Inc.	1st Lien Delay Draw Term Loan	748	—	748
Viper Bidco, Inc.	1st Lien Revolving Loan	618	—	618
Visual Edge Technology, Inc.	1st Lien Delay Draw Term Loan	50	—	50
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	1,738	—	1,738
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	174	—	174
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(914)	864
Watermill Express, LLC	1st Lien Delay Draw Term Loan	252	—	252
Watermill Express, LLC	1st Lien Revolving Loan	506	(215)	291
Watt Holdco Limited	1st Lien Delay Draw Term Loan	476	—	476
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	4,938	—	4,938
Waverly Advisors, LLC	1st Lien Revolving Loan	945	(189)	756
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	5,935	—	5,935
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	1,378	—	1,378
WebPT, Inc.	1st Lien Revolving Loan	216	(151)	65
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	653	—	653
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	797	—	797
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	319	—	319
Wellness AcquisitionCo, Inc.	1st Lien Delay Draw Term Loan	1,376	—	1,376
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	1,500	—	1,500
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	3,033	—	3,033
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	(101)	359
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	716	—	716
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	—	21
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,742	—	1,742
WSBidCo Limited	1st Lien Delay Draw Term Loan	4,415	—	4,415
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	(1,726)	1,219
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	142	—	142
YE Brands Holdings, LLC	1st Lien Revolving Loan	297	—	297
ZB Holdco LLC	1st Lien Delay Draw Term Loan	642	—	642
ZB Holdco LLC	1st Lien Revolving Loan	884	(505)	379
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	418	—	418
Zinc Buyer Corporation	1st Lien Revolving Loan	407	—	407
		$832,510	$(104,224)	$728,276
____________________________________________________

(h)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(i)Loan or bond was on non-accrual status as of March 31, 2025.

(j)Non-income producing security as of March 31, 2025.

(k)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)The Fund sold a participating interest of CAD $16,378 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $16,282 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of March 31, 2025, the interest rate in effect for the secured borrowing was 13.07%.

    As of March 31, 2025, the aggregate cost of securities for federal income tax purposes was $6,678,648. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$122,614
Gross unrealized depreciation	(181,300)
Net unrealized depreciation	$(58,686)

Forward currency contracts as of March 31, 2025 were as follows:

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Description	Notional Amount to be Purchased		Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation / (Depreciation)
Foreign currency forward contract		$213,705		€197,360	Morgan Stanley Capital Services LLC	April 28, 2025	$(7,294)
Foreign currency forward contract		$125,049		£96,812	Morgan Stanley Capital Services LLC	April 28, 2025	(5,928)
Foreign currency forward contract		$118,141		£91,464	Goldman Sachs International	April 28, 2025	(5,450)
Foreign currency forward contract		$81,098		€74,896	Goldman Sachs International	April 28, 2025	(2,538)
Foreign currency forward contract		$31,144	SEK	312,564	Goldman Sachs International	April 28, 2025	(2,618)
Foreign currency forward contract		$23,111	CAD	33,226	Goldman Sachs International	April 22, 2025	166
Foreign currency forward contract		$23,102	NOK	243,045	Morgan Stanley Capital Services LLC	April 28, 2025	(1,562)
Foreign currency forward contract		€16,258		$17,604	Morgan Stanley Capital Services LLC	April 28, 2025	(105)
Foreign currency forward contract		$15,904	CAD	22,858	Morgan Stanley Capital Services LLC	April 28, 2025	43
Foreign currency forward contract		$11,274	DKK	77,663	Morgan Stanley Capital Services LLC	April 28, 2025	(379)
Foreign currency forward contract		$10,974	NZD	19,317	Goldman Sachs International	April 28, 2025	(35)
Foreign currency forward contract	CAD	8,489		$5,899	Morgan Stanley Capital Services LLC	April 28, 2025	(3)
Foreign currency forward contract		$8,174	CAD	11,748	Goldman Sachs International	April 28, 2025	28
Foreign currency forward contract		$7,062	AUD	11,300	Goldman Sachs International	April 28, 2025	17
Foreign currency forward contract		$6,744	CAD	9,651	Goldman Sachs International	July 25, 2025	(3)
Foreign currency forward contract		$5,078	DKK	34,986	Goldman Sachs International	April 28, 2025	(160)
Foreign currency forward contract		$4,341		£3,371	Goldman Sachs International	August 21, 2026	(169)
Foreign currency forward contract		$4,199	AUD	6,719	Morgan Stanley Capital Services LLC	April 17, 2025	(21)
Foreign currency forward contract		$3,918	SEK	39,321	Morgan Stanley Capital Services LLC	April 28, 2025	(314)
Foreign currency forward contract		$3,875	PLN	15,023	Goldman Sachs International	April 28, 2025	(188)
Foreign currency forward contract		$2,426	NZD	4,272	Morgan Stanley Capital Services LLC	April 17, 2025	(23)
Foreign currency forward contract		$1,931	AUD	3,089	Morgan Stanley Capital Services LLC	April 28, 2025	6
Foreign currency forward contract		$1,870		€1,728	Morgan Stanley Capital Services LLC	April 17, 2025	(84)
Foreign currency forward contract		$608	NOK	6,400	Goldman Sachs International	April 28, 2025	(41)
Foreign currency forward contract		$14		€13	Goldman Sachs International	April 4, 2025	(2)
Foreign currency forward contract		$14		€13	Goldman Sachs International	July 7, 2025	(2)
Total							$(26,659)

Interest rate swaps as of March 31, 2025 were as follows:

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Description	MRPS	Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Payments/Receipts	Change in Unrealized Appreciation / (Depreciation)
Interest rate swap	Series H MRPS	6.250%	SOFR +1.7420%	Goldman Sachs International	06/07/2027	$100,000	$1,565	$—	$736
Interest rate swap	Series I MRPS	6.350%	SOFR +2.0865%	Goldman Sachs International	06/07/2029	50,000	1,028	—	760
Interest rate swap	Series J MRPS	6.350%	SOFR +2.0895%	Goldman Sachs International	07/03/2029	50,000	1,042	—	771
Interest rate swap	Series K MRPS	5.940%	SOFR +1.9950%	Goldman Sachs International	01/15/2030	150,000	1,292	—	2,220
Interest rate swap	Series L MRPS	6.070%	SOFR +2.1530%	Goldman Sachs International	04/14/2032	150,000	1,314	—	2,850
Total						$500,000	$6,241	$—	$7,337

Purchased options outstanding as of March 31, 2025 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	05/21/2025	Goldman Sachs International	$1,281	$46	$63
Total Purchased Options on Equity Indices					$46	$63

Written options outstanding as of March 31, 2025 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	05/21/2025	Goldman Sachs International	$(1,281)	$(25)	$(35)
Total Written Options					$(25)	$(35)
Swaps outstanding as of March 31, 2025 were as follows:

Swaps: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(622)	$(618)	$(4)
Total Swaps - Buy Protection: Centrally Cleared or Exchange Traded						$(622)	$(618)	$(4)

Swaps: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S39 Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs International	$7,418	$(495)	$(426)	$(69)
CMBX.NA.BBB- S9	M	3.00%	09/17/2058	Goldman Sachs International	$1,030	183	246	(63)
Total Swaps - Buy Protection: Over the Counter						$(312)	$(180)	$(132)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs International	$(9,937)	$1	$—	$1
Total Swaps - Sell Protection: Over the Counter						$1	$—	$1

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap.

(3)The quoted market prices and resulting values for credit default swaps on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s board of trustees (the “Board”) has designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “net realized and unrealized gains or losses on investments” in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice,

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.
Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund's Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

    The following table is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s investments carried at fair value, derivative assets and derivative liabilities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior loans	$—	$1,411,838	$3,436,635	$4,848,473
Subordinated loans	—	—	173,935	173,935
Corporate bonds	—	205,591	100,910	306,501
Collateralized loan obligations	—	—	633,319	633,319
Mortgage-backed security	—	—	23,381	23,381
Private asset-backed investments	—	—	94,756	94,756
Preferred stock	—	—	348,723	348,723
Common stock	—	20,564	162,226	182,790
Warrants	—	—	8,084	8,084
Total investments	$—	$1,637,993	$4,981,969	$6,619,962
Derivative assets:
Foreign currency forward contracts	$—	$260	$—	$260
Purchased equity options	$63	$—	$—	$63
Credit default swaps	$—	$184	$—	$184
Interest rate swaps	$—	$6,241	$—	$6,241
Derivative liabilities:
Foreign currency forward contracts	$—	$(26,919)	$—	$(26,919)
Written equity options	$(35)	$—	$—	$(35)
Credit default swaps	$—	$(495)	$—	$(495)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of March 31, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Senior loans	$3,299,365	Yield analysis	Market yield	5.4% - 23.7%	10.3%
Senior loans	99,102	EV coverage analysis	Valuation multiple	2.6x - 13.0x	10.0x
Senior loans	38,168	Broker quotes	N/A	N/A	N/A
Subordinated loans	173,935	Yield analysis	Market yield	10.4% - 21.9%	13.1%
Corporate bonds	82,319	Broker quotes	N/A	N/A	N/A
Corporate bonds	18,591	Yield analysis	Market yield	8.8% - 20.7%	15.0%
Collateralized loan obligations	633,319	Broker quotes	N/A	N/A	N/A
Mortgage-backed security	23,381	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	94,756	Income (other)	Market yield Discount rate Constant default rate Constant prepayment rate Recovery rate Exit cap rate	4.0% - 12.0% 16.0% 0.0% - 10.3% 0.0% - 19.0% 0.0% - 65.0% 4.5%	9.0% 16.0% 4.1% 7.7% 6.2% 4.5%
Preferred stock	280,386	Yield analysis	Market yield	7.0% - 21.6%	14.5%
Preferred stock	68,153	EV market multiple analysis	Valuation multiple	1.0x - 25.0x	21.9x
Preferred stock	184	DCF analysis	Discount rate	14.5% - 18.5%	16.5%
Common stock	122,435	EV market multiple analysis	Valuation multiple	2.2x - 35.0x	13.4x
Common stock	31,137	DCF analysis	Discount rate	14.5% - 20.0%	19.0%
Common stock	7,984	Yield analysis	Market yield	0.1% - 9.8%	9.6%
Common stock	670	NAV analysis	N/A	N/A	N/A
Warrants	8,084	EV market multiple analysis	Valuation multiple	3.2x - 11.4x	7.8x
Total Level 3 investments	$4,981,969

 ________________________________________

(a)Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2025 (Unaudited)
(in thousands, except percentages and as otherwise noted)

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2025:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Mortgage-Backed Security	Private Asset- Backed Investments	Preferred Stock	Common Stock	Warrants	Total
Balance as of December 31, 2024	$3,099,652	$149,960	$107,014	$595,213	$—	$105,081	$334,559	$157,792	$6,366	$4,555,637
Purchases	788,612	23,710	2,809	92,068	23,821	54,861	22,785	9,255	1,663	1,019,584
Sales and principal redemptions	(417,240)	(3,084)	(9,735)	(40,432)	(527)	(66,753)	(7,904)	(4,161)	—	(549,836)
Net realized and unrealized gains (losses)	22,497	2,047	796	(13,569)	87	1,459	(717)	(160)	55	12,495
Accrued discounts	2,192	290	26	39	—	108	—	—	—	2,655
Transfers in to Level 3(a)	—	1,012	—	—	—	—	—	—	—	1,012
Transfers out of Level 3(a)	(59,078)	—	—	—	—	—	—	(500)	—	(59,578)
Balance as of March 31, 2025	$3,436,635	$173,935	$100,910	$633,319	$23,381	$94,756	$348,723	$162,226	$8,084	$4,981,969
Net change in unrealized gains (losses) from investments held at March 31, 2025	$27,242	$2,050	$856	$(12,647)	$87	$1,381	$(226)	$(235)	$55	$18,563
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the three months ended March 31, 2025. Transfers into and out of Level 3 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.